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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Consumer Discretionary - 14.6%
Auto Components - 0.9%
China Automotive Systems, Inc. (a)	7,714	$52,687
Cooper Tire & Rubber Company	3,358	110,579
Cooper-Standard Holdings, Inc. (a)	3,400	218,620
Fox Factory Holding Corporation (a)	29,656	470,937
Gentherm, Inc. (a)	2,146	108,008
Goodyear Tire & Rubber Company (The)	588	17,717
Lear Corporation	261	27,162
Metaldyne Performance Group, Inc.	10,907	204,397
Modine Manufacturing Company (a)	22,055	223,417
Motorcar Parts of America, Inc. (a)	83	2,460
Remy International, Inc.	24,603	728,249
Stoneridge, Inc. (a)	61,684	750,694
Superior Industries International, Inc.	12,512	211,703
Tower International, Inc. (a)	123,639	3,230,687
Visteon Corporation (a)	708	70,467
		6,427,784
Automobiles - 0.2%
Ford Motor Company	11,384	168,825
General Motors Company	3,250	102,407
Harley-Davidson, Inc.	1,454	84,768
Rush Enterprises, Inc. - Class B (a)	2,987	69,239
Thor Industries, Inc.	20,844	1,164,763
		1,590,002
Distributors - 0.2%
Core-Mark Holding Company, Inc.	29,107	1,850,332
Fenix Parts, Inc. (a)	665	6,078
Genuine Parts Company	723	64,311
Weyco Group, Inc.	16	462
		1,921,183
Diversified Consumer Services - 1.1%
Ascent Capital Group, Inc. - Class A (a) (b)	24,128	941,716
Cambium Learning Group, Inc. (a)	22,055	103,659
Capella Education Company	3,377	173,949
Carriage Services, Inc.	1,939	46,594
Collectors Universe, Inc.	1,028	20,724
Grand Canyon Education, Inc. (a)	25,100	1,090,093
H&R Block, Inc.	1,968	65,515
K12, Inc. (a)	96,281	1,269,946
Liberty Tax, Inc.	63,966	1,679,747
Matthews International Corporation - Class A	11,337	610,497
Regis Corporation (a)	73,430	1,074,281
Steiner Leisure Ltd. (a) (b)	23,745	1,370,087
Universal Technical Institute, Inc.	4,343	27,665
		8,474,473
Hotels, Restaurants & Leisure - 3.3%
Aramark	5,612	178,574
Belmond Ltd. - Class A (a)	5,669	68,652
Bloomin' Brands, Inc. (b)	123,539	2,877,223
Bojangles', Inc. (a)	2,187	54,653

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 14.6% (Continued)
Hotels, Restaurants & Leisure - 3.3% (Continued)
Boyd Gaming Corporation (a) (b)	106,044	$1,812,292
Bravo Brio Restaurant Group, Inc. (a) (b)	61,978	805,094
Carnival Corporation	3,652	194,615
Carrols Restaurant Group, Inc. (a)	184,669	2,035,052
Century Casinos, Inc. (a)	82	507
Choice Hotels International, Inc.	398	20,163
Churchill Downs, Inc.	11,935	1,611,941
Darden Restaurants, Inc.	1,564	115,361
Dave & Buster's Entertainment, Inc. (a)	18,669	724,357
Del Taco Restaurants, Inc. (a)	2,498	39,219
Denny's Corporation (a)	20,920	246,019
Diamond Resorts International, Inc. (a)	15,821	495,830
DineEquity, Inc. (b)	1,056	109,835
Eldorado Resorts, Inc. (a)	5,732	48,435
Fiesta Restaurant Group, Inc. (a)	755	43,888
Good Times Restaurants, Inc. (a)	102	830
Hilton Worldwide Holdings, Inc. (a)	3,836	102,997
Interval Leisure Group, Inc.	17,203	366,768
Intrawest Resorts Holdings, Inc. (a) (b)	225,638	2,249,611
Isle of Capri Casinos, Inc. (a)	119,388	2,177,637
Krispy Kreme Doughnuts, Inc. (a)	174	3,243
La Quinta Holdings, Inc. (a)	28,921	613,704
Marcus Corporation (b)	88,519	1,855,358
Marriott International, Inc. - Class A	534	38,774
Marriott Vacations Worldwide Corporation	1,267	105,921
Monarch Casino & Resort, Inc. (a)	45,623	849,044
Nathan's Famous, Inc.	1,962	60,273
Panera Bread Company - Class A (a)	262	53,480
Penn National Gaming, Inc. (a)	23,963	457,214
Pinnacle Entertainment, Inc. (a)	2,698	103,873
Rave Restaurant Group, Inc. (a)	1,472	18,371
Red Lion Hotels Corporation (a)	10,766	87,635
Red Robin Gourmet Burgers, Inc. (a)	246	22,546
Royal Caribbean Cruises Ltd.	1,259	113,121
Ruby Tuesday, Inc. (a)	182,908	1,342,545
Ruth's Hospitality Group, Inc.	104,274	1,827,923
Six Flags Entertainment Corporation	1,128	52,610
Sonic Corporation	831	24,697
Speedway Motorsports, Inc.	4,372	91,593
Starwood Hotels & Resorts Worldwide, Inc.	316	25,109
Texas Roadhouse, Inc.	13,543	533,459
Town Sports International Holdings, Inc.	11,176	25,481
Wyndham Worldwide Corporation	815	67,254
		24,752,781
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	5,735	188,051
CSS Industries, Inc.	39,471	1,120,582
D.R. Horton, Inc.	1,514	44,951
Ethan Allen Interiors, Inc.	9,786	295,439
Flexsteel Industries, Inc.	4,412	176,127
Harman International Industries, Inc.	313	33,698

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 14.6% (Continued)
Household Durables - 1.3% (Continued)
Helen of Troy Ltd. (a) (b)	19,412	$1,703,985
Hooker Furniture Corporation	169	4,216
Installed Building Products, Inc. (a)	18,376	499,276
Jarden Corporation (a)	1,331	73,205
La-Z-Boy, Inc.	9,721	246,913
Leggett & Platt, Inc.	759	36,288
Libbey, Inc.	1	37
Lifetime Brands, Inc.	24,447	355,459
MDC Holdings, Inc.	16,627	496,482
New Home Company, Inc. (The) (a)	3,345	56,765
NVR, Inc. (a)	18	26,821
Skullcandy, Inc. (a)	13,281	97,084
SodaStream International Ltd. (a)	21	377
Taylor Morrison Home Corporation - Class A (a) (b)	60,065	1,156,251
Tempur Sealy International, Inc. (a)	702	53,036
TRI Pointe Homes, Inc. (a)	69,117	1,022,932
Universal Electronics, Inc. (a)	20,309	1,052,818
WCI Communities, Inc. (a)	28,520	719,845
Whirlpool Corporation	145	25,771
ZAGG, Inc. (a)	3,143	24,421
		9,510,830
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	37	19,838
EVINE Live, Inc. (a)	328,730	719,919
Expedia, Inc.	423	51,369
Groupon, Inc. (a)	15,926	76,763
HomeAway, Inc. (a)	852	25,594
Liberty Interactive Corporation - Series A (a)	4,118	119,628
Liberty TripAdvisor Holdings, Inc. - Series A (a)	26,358	772,026
Liberty Ventures - Series A (a)	2,754	114,236
MakeMyTrip Ltd. (a)	2,389	34,879
NutriSystem, Inc.	26,787	804,949
Orbitz Worldwide, Inc. (a)	111,565	1,258,453
RetailMeNot, Inc. (a)	58,853	891,623
Travelport Worldwide Ltd.	73,557	937,852
		5,827,129
Leisure Products - 0.4%
Arctic Cat, Inc.	1,234	35,305
Brunswick Corporation	1,436	76,237
Hasbro, Inc.	34	2,677
LeapFrog Enterprises, Inc. (a)	25,182	23,641
Malibu Boats, Inc. - Class A (a)	19,315	372,973
Nautilus, Inc. (a)	7,482	158,095
Performance Sports Group Ltd. (a)	37,602	617,425
Smith & Wesson Holding Corporation (a)	85,406	1,385,285
Vista Outdoor, Inc. (a)	286	13,490
		2,685,128
Media - 2.0%
A.H. Belo Corporation - Class A	7,895	40,659
AMC Entertainment Holdings, Inc. - Class A	35,687	1,150,906

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 14.6% (Continued)
Media - 2.0% (Continued)
Carmike Cinemas, Inc. (a) (b)	104,643	$2,621,307
CBS Corporation - Class B	1,541	82,397
Central European Media Enterprises Ltd. - Class A (a)	167,993	403,183
Cinemark Holdings, Inc.	1,944	76,710
Comcast Corporation - Class A	531	33,140
CTC Media, Inc.	157,168	295,476
Cumulus Media, Inc. - Class A (a) (b)	945,966	1,560,844
Entercom Communications Corporation - Class A (a)	50	526
Entravision Communications Corporation - Class A	216,987	1,664,290
Eros International plc (a)	4,268	152,709
Gannett Company, Inc. (a)	7,751	98,050
Global Sources Ltd. (a)	7,621	60,587
Gray Television, Inc. (a) (b)	13,109	221,411
Harte-Hanks, Inc.	405,849	1,903,432
Hemisphere Media Group, Inc. (a)	26	360
Interpublic Group of Companies, Inc.	255	5,431
John Wiley & Sons, Inc. - Class A	12,833	680,277
Journal Media Group, Inc.	1,748	14,141
Lee Enterprises, Inc. (a)	341,163	1,043,959
Liberty Media Corporation - Series A (a)	1,676	63,353
Liberty Media Corporation - Series C (a)	1,805	68,049
Live Nation Entertainment, Inc. (a)	5,692	149,244
Markit Ltd. (a)	240	6,389
McClatchy Company (The) - Class A (a)	27,075	21,931
Meredith Corporation	10,852	520,028
Morningstar, Inc.	129	10,990
National CineMedia, Inc.	11,005	170,578
New Media Investment Group, Inc.	3,024	51,438
News Corporation - Class A - Non-Voting (a)	5,767	84,948
Omnicom Group, Inc.	701	51,229
Reading International, Inc. - Class A (a)	21,782	256,592
Regal Entertainment Group - Class A	25,031	515,639
Salem Media Group, Inc.	2,830	18,197
Scholastic Corporation	2,100	90,489
Shaw Communications, Inc. - Class B	2,080	44,096
Sirius XM Holdings, Inc. (a)	3,556	14,082
Thomson Reuters Corporation	518	20,953
Time, Inc.	3,719	83,008
Townsquare Media, Inc. - Class A (a)	1,690	21,970
Tribune Publishing Company	36,720	546,761
Twenty-First Century Fox, Inc. - Class A - Non-Voting	3,468	119,611
Twenty-First Century Fox, Inc. - Class B	357	11,967
Viacom, Inc. - Class A	235	13,430
Viacom, Inc. - Class B	1,773	101,061
		15,165,828
Multiline Retail - 0.2%
Big Lots, Inc. (b)	34,672	1,497,137
Dollar General Corporation	1,488	119,591
Gordmans Stores, Inc. (a)	1,004	5,532
Target Corporation	1,290	105,586
		1,727,846

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 14.6% (Continued)
Specialty Retail - 3.2%
Aaron's, Inc. (b)	62,607	$2,315,207
America's Car-Mart, Inc. (a)	221	10,223
ANN, Inc. (a)	2,314	105,866
Asbury Automotive Group, Inc. (a)	3,355	296,247
AutoNation, Inc. (a)	890	55,483
Barnes & Noble, Inc. (a) (b)	23,667	622,205
Big 5 Sporting Goods Corporation (b)	57,140	629,111
Caleres, Inc.	1,341	44,307
Cato Corporation (The) - Class A	189	7,259
Chico's FAS, Inc.	20,399	310,473
Children's Place, Inc. (The)	2,659	153,956
Citi Trends, Inc. (a) (b)	66,104	1,573,936
CST Brands, Inc.	1,964	74,396
Dick's Sporting Goods, Inc.	1,394	71,066
DSW, Inc. - Class A	21,016	683,440
Express, Inc. (a)	84,036	1,600,045
GNC Holdings, Inc. - Class A	663	32,626
Group 1 Automotive, Inc.	5,056	490,280
Haverty Furniture Companies, Inc.	59,367	1,316,760
Home Depot, Inc. (The)	830	97,135
Lowe's Companies, Inc.	1,993	138,234
MarineMax, Inc. (a)	17,865	322,642
Murphy USA, Inc. (a)	35,997	1,971,196
New York & Company, Inc. (a)	8,606	19,364
Penske Automotive Group, Inc.	2,057	111,078
Pep Boys - Manny, Moe & Jack (The) (a)	156,238	1,851,420
Perfumania Holdings, Inc. (a)	818	4,589
Rent-A-Center, Inc. (b)	66,019	1,768,649
Sears Hometown and Outlet Stores, Inc. (a)	204,076	1,671,382
Shoe Carnival, Inc. (b)	22,708	642,863
Signet Jewelers Ltd.	4	485
Sonic Automotive, Inc. - Class A	77,217	1,798,384
Staples, Inc.	1,677	24,669
Stein Mart, Inc. (b)	130,695	1,331,782
Tilly's, Inc. - Class A (a)	1,931	17,476
TravelCenters of America, LLC (a) (b)	4,952	80,520
West Marine, Inc. (a)	111	1,008
Winmark Corporation	14,271	1,446,509
		23,692,271
Textiles, Apparel & Luxury Goods - 1.0%
Cherokee, Inc.	25,415	713,399
Coach, Inc.	3,229	100,745
Culp, Inc.	16,704	505,296
Fossil Group, Inc. (a)	159	10,931
Movado Group, Inc.	777	19,681
NIKE, Inc. - Class B	783	90,217
Oxford Industries, Inc.	822	68,990
Perry Ellis International, Inc. (a)	22,501	542,049
PVH Corporation	688	79,836
Ralph Lauren Corporation	449	56,525
Rocky Brands, Inc.	87,089	1,581,536

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 14.6% (Continued)
Textiles, Apparel & Luxury Goods - 1.0% (Continued)
Steven Madden Ltd. (a)	76	$3,168
Superior Uniform Group, Inc.	8,517	163,782
Tumi Holdings, Inc. (a)	70,458	1,356,317
Unifi, Inc. (a)	51,964	1,603,609
VF Corporation	860	66,297
Wolverine World Wide, Inc.	15,168	444,726
		7,407,104
Consumer Staples - 3.1%
Beverages - 0.3%
Boston Beer Company, Inc. (The) - Class A (a)	2,959	652,519
Coca-Cola Bottling Company Consolidated (b)	925	149,850
Coca-Cola Company (The)	1,663	68,316
Coca-Cola Enterprises, Inc.	3,640	185,931
Cott Corporation (b)	5,077	57,065
Dr Pepper Snapple Group, Inc.	9	722
MGP Ingredients, Inc.	43,104	636,646
National Beverage Corporation (a)	9,376	222,868
PepsiCo, Inc.	816	78,622
		2,052,539
Food & Staples Retailing - 0.8%
Andersons, Inc. (The)	1,861	69,415
Costco Wholesale Corporation	309	44,898
Ingles Markets, Inc. - Class A (b)	27,788	1,286,029
Kroger Company (The)	2,839	111,402
Liberator Medical Holdings, Inc.	20,097	43,209
Rite Aid Corporation (a)	12,848	114,476
Roundy's, Inc. (a)	151,065	389,748
Smart & Final Stores, Inc. (a)	1,973	34,330
SpartanNash Company	13,971	450,006
SUPERVALU, Inc. (a) (b)	337,066	3,107,748
United Natural Foods, Inc. (a)	1	45
Weis Markets, Inc.	8,054	339,637
		5,990,943
Food Products - 1.5%
Adecoagro S.A. (a) (b)	9,640	83,386
Archer-Daniels-Midland Company	1,630	77,295
B&G Foods, Inc.	18,176	536,737
Bunge Ltd.	1,991	158,981
Calavo Growers, Inc.	2,764	150,666
Cal-Maine Foods, Inc.	10,286	557,090
ConAgra Foods, Inc.	1,956	86,181
Cosan Ltd. - Class A	23,254	109,294
Darling Ingredients, Inc. (a)	132,907	1,707,855
Dean Foods Company (b)	180,033	3,204,587
Diamond Foods, Inc. (a)	9,424	304,490
Farmer Brothers Company (a)	1,277	30,214
Fresh Del Monte Produce, Inc.	16,352	646,231
General Mills, Inc.	489	28,465
Hershey Company (The)	263	24,430
Ingredion, Inc.	265	23,373
J & J Snack Foods Corporation	3,579	423,610

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Staples - 3.1% (Continued)
Food Products - 1.5% (Continued)
Lifeway Foods, Inc. (a)	72	$1,060
Limoneira Company	9	185
Mead Johnson Nutrition Company	1,328	117,382
Mondelēz International, Inc. - Class A	1,507	68,011
Post Holdings, Inc. (a)	29,678	1,594,896
Seneca Foods Corporation - Class A (a)	35,538	1,037,354
SunOpta, Inc. (a)	4,671	49,980
Tootsie Roll Industries, Inc.	220	7,143
Tyson Foods, Inc. - Class A	844	37,431
		11,066,327
Household Products - 0.1%
Central Garden & Pet Company (a)	1,452	13,344
Orchids Paper Products Company	127	3,206
Procter & Gamble Company (The)	786	60,286
WD-40 Company	8,556	766,874
		843,710
Personal Products - 0.3%
Avon Products, Inc.	48,171	273,130
Estée Lauder Companies, Inc. (The) - Class A	1,167	103,991
Inter Parfums, Inc.	8,367	254,273
Nature's Sunshine Products, Inc.	1,599	20,036
Nu Skin Enterprises, Inc. - Class A	30,340	1,202,981
Nutraceutical International Corporation (a)	742	17,934
Revlon, Inc. - Class A (a)	5,458	196,324
Synutra International, Inc. (a)	12,621	81,658
USANA Health Sciences, Inc. (a)	3,716	463,199
		2,613,526
Tobacco - 0.1%
Universal Corporation	10,624	606,099

Energy - 6.6%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc.	13,050	271,440
Baker Hughes, Inc.	845	49,137
Basic Energy Services, Inc. (a) (b)	17,731	107,095
Bristow Group, Inc.	6,137	276,472
C&J Energy Services Ltd. (a)	9,372	90,440
Core Laboratories N.V.	334	36,616
Dril-Quip, Inc. (a)	4,199	245,264
ENGlobal Corporation (a)	2,971	3,625
Ensco plc - Class A	28	464
Enservco Corporation (a)	8,706	9,141
Era Group, Inc. (a)	26,685	451,777
Exterran Holdings, Inc.	49,240	1,220,660
Frank's International N.V.	2,133	34,533
Gulf Island Fabrication, Inc.	105,019	1,198,267
Hornbeck Offshore Services, Inc. (a)	21,083	383,711
Matrix Service Company (a)	21,416	415,042
Nabors Industries Ltd.	9,353	108,588
Newpark Resources, Inc. (a)	315,197	2,278,874
Ocean Rig UDW, Inc.	29,339	112,662

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Energy - 6.6% (Continued)
Energy Equipment & Services - 2.3% (Continued)
Oil States International, Inc. (a)	19,239	$579,286
Pacific Drilling S.A. (a)	25,018	56,040
Parker Drilling Company (a)	443,796	1,127,242
Patterson-UTI Energy, Inc. (b)	133,371	2,198,621
PHI, Inc. (a) (b)	48,350	1,340,745
Pioneer Energy Services Corporation (a) (b)	455,782	1,668,162
Precision Drilling Corporation	16,498	83,975
Rowan Companies plc - Class A	20,485	352,957
RPC, Inc.	1,685	20,725
Schlumberger Ltd.	529	43,812
Superior Energy Services, Inc.	8,976	152,592
TETRA Technologies, Inc. (a)	10,671	50,794
Unit Corporation (a) (b)	110,953	2,189,103
Weatherford International plc (a)	6,810	72,731
Willbros Group, Inc. (a) (b)	124,704	101,010
		17,331,603
Oil, Gas & Consumable Fuels - 4.3%
Advantage Oil & Gas Ltd. (a) (b)	5,869	32,045
Anadarko Petroleum Corporation	223	16,580
Apache Corporation	721	33,065
Baytex Energy Corporation	2,081	17,751
Bellatrix Exploration Ltd. (a)	86,120	167,934
Bill Barrett Corporation (a)	11,745	66,712
Bonanza Creek Energy, Inc. (a)	6,880	53,733
California Resources Corporation	169,814	718,313
Callon Petroleum Company (a)	10,967	71,724
Cameco Corporation	2,477	34,009
Carrizo Oil & Gas, Inc. (a)	50,573	1,928,349
Cenovus Energy, Inc.	2,456	35,808
Cloud Peak Energy, Inc. (a) (b)	189,322	602,044
Concho Resources, Inc. (a)	135	14,386
ConocoPhillips	228	11,478
Contango Oil & Gas Company (a)	6,917	63,498
Crescent Point Energy Corporation	2,910	44,174
CVR Energy, Inc.	476	18,197
Delek US Holdings, Inc.	3,687	131,515
Denbury Resources, Inc.	56,901	224,190
Devon Energy Corporation	3,087	152,560
DHT Holdings, Inc.	19,583	155,685
Diamondback Energy, Inc. (a)	8	538
Dorian LPG Ltd. (a)	11,661	183,428
Earthstone Energy, Inc. (a)	8,012	130,676
Encana Corporation	258	1,958
Enerplus Corporation	15,315	95,412
EP Energy Corporation - Class A (a)	8,973	75,104
EQT Corporation	1,742	133,873
Evolution Petroleum Corporation	11,891	62,071
FX Energy, Inc. (a)	27,377	24,366
GasLog Ltd.	65,824	1,021,588
Gastar Exploration, Inc. (a)	375,913	639,052
Gran Tierra Energy, Inc. (a)	119,043	261,895

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Energy - 6.6% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
Gulfport Energy Corporation (a)	1,554	$50,909
Hallador Energy Company	199,735	1,406,134
Harvest Natural Resources, Inc. (a)	7,226	7,804
Hess Corporation	1,297	76,536
HollyFrontier Corporation	848	40,924
Jones Energy, Inc. - Class A (a)	111,876	787,607
Kinder Morgan, Inc.	2,450	84,868
Marathon Oil Corporation	549	11,534
Marathon Petroleum Corporation	2,384	130,333
Matador Resources Company (a) (b)	72,472	1,596,558
Murphy Oil Corporation	304	9,968
Navigator Holdings Ltd. (a)	9,029	154,486
Navios Maritime Acquisition Corporation (b)	428,967	1,698,709
Newfield Exploration Company (a)	1,764	57,842
Noble Energy, Inc.	281	9,900
Nordic American Tankers Ltd.	1,238	18,595
Northern Oil and Gas, Inc. (a)	35,330	168,171
ONEOK, Inc.	2,231	84,309
Pacific Ethanol, Inc. (a)	878	6,480
Panhandle Oil & Gas, Inc. - Class A	89,036	1,586,622
Par Petroleum Corporation (a)	116,680	2,101,407
PBF Energy, Inc. - Class A (b)	109,828	3,467,270
PDC Energy, Inc. (a)	36,232	1,701,092
Pembina Pipeline Corporation	801	23,301
Pengrowth Energy Corporation	91,294	146,070
Penn West Petroleum Ltd.	81,312	109,771
PetroQuest Energy, Inc. (a)	151,697	210,859
Phillips 66	833	66,224
QEP Resources, Inc.	8,241	114,385
Range Resources Corporation	1,228	48,310
Renewable Energy Group, Inc. (a) (b)	179,761	1,833,562
Rentech, Inc. (a)	298,966	227,603
Rice Midstream Partners, L.P.	3,518	58,645
Scorpio Tankers, Inc.	170,141	1,827,314
Seventy Seven Energy, Inc. (a) (b)	455,560	1,421,347
SM Energy Company	1,209	44,818
Spectra Energy Corporation	2,016	61,004
Stone Energy Corporation (a)	82,257	476,268
Synergy Resources Corporation (a)	1,238	12,046
Tallgrass Energy GP, L.P.	1,563	47,015
Targa Resources Corporation	942	83,320
Teekay Corporation	3,940	141,091
TransAtlantic Petroleum Ltd. (a)	10,186	33,410
TransGlobe Energy Corporation	15,530	45,969
Tsakos Energy Navigation Ltd. (b)	14,151	129,057
VAALCO Energy, Inc. (a)	91,513	120,797
Valero Energy Corporation	2,613	171,413
Westmoreland Coal Company (a)	14,503	226,102
Whiting Petroleum Corporation (a)	1,316	26,965
World Fuel Services Corporation	3,045	123,779

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Energy - 6.6% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
WPX Energy, Inc. (a) (b)	189,896	$1,652,095
		31,964,309
Financials - 12.6%
Banks - 2.3%
1st Source Corporation	6,901	234,565
Access National Corporation	622	12,073
Ameris Bancorp (b)	32,312	872,747
Banco Latinoamericano de Comercio Exterior, S.A. - Class E	550	15,136
Banner Corporation	682	32,504
Bar Harbor Bankshares	616	21,129
BB&T Corporation	1,177	47,398
Blue Hills Bancorp, Inc. (a)	25,325	365,693
BNC Bancorp	5,492	123,681
Boston Private Financial Holdings, Inc.	1,148	14,442
Bryn Mawr Bank Corporation	4,601	132,693
BSB Bancorp, Inc. (a)	2,130	44,602
Cardinal Financial Corporation	28,309	661,298
CenterState Banks, Inc.	6,680	93,119
Central Pacific Financial Corporation	1,238	28,833
Chemical Financial Corporation	5,659	186,464
CIT Group, Inc.	378	17,781
City National Corporation	838	75,345
CoBiz Financial, Inc.	5,771	73,811
ConnectOne Bancorp, Inc.	17	363
Customers Bancorp, Inc. (a)	200	5,030
East West Bancorp, Inc.	532	23,812
Farmers Capital Bank Corporation (a)	237	6,062
FCB Financial Holdings, Inc. - Class A (a)	36,955	1,283,447
Fidelity Southern Corporation	47,560	924,566
Financial Institutions, Inc.	418	10,258
First Busey Corporation	4,046	25,773
First Business Financial Services, Inc.	2,550	111,562
First Community Bancshares, Inc.	2,698	47,997
First Financial Bancorporation	159	3,023
First Horizon National Corporation	1	0
First Merchants Corporation (b)	36,190	942,026
First Midwest Bancorp, Inc.	20,038	376,113
First NBC Bank Holding Company (a)	4,113	157,117
Franklin Financial Network, Inc. (a)	681	17,188
Great Southern Bancorp, Inc.	3,183	132,094
Great Western Bancorp, Inc.	24,102	632,919
Guaranty Bancorp	43,051	690,108
Hampton Roads Bankshares, Inc. (a)	19,069	40,045
Hanmi Financial Corporation	15,197	384,636
Heritage Commerce Corporation	9,125	101,196
Hilltop Holdings, Inc. (a)	27,091	570,266
Home BancShares, Inc.	32,905	1,310,277
HomeTrust Bancshares, Inc. (a)	60	1,028
Horizon Bancorp	96	2,329
KeyCorp	6,202	92,038

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Banks - 2.3% (Continued)
Lakeland Financial Corporation	10,349	$440,246
LegacyTexas Financial Group, Inc.	550	16,715
Macatawa Bank Corporation	14,229	76,979
Mercantile Bank Corporation	19,345	398,507
Metro Bancorp, Inc.	33	808
MidSouth Bancorp, Inc.	9	126
National Bank Holdings Corporation - Class A	651	14,088
National Commerce Corporation (a)	118	3,103
National Penn Bancshares, Inc.	31,747	340,328
NBT Bancorp, Inc.	9,022	243,865
NewBridge Bancorp	2,461	21,681
Old Second Bancorp, Inc. (a)	1,567	10,201
Pacific Premier Bancorp, Inc. (a)	10,151	192,971
Palmetto Bancshares, Inc.	2,226	44,053
Peoples Bancorp, Inc.	2,094	44,058
Preferred Bank	43,674	1,376,604
QCR Holdings, Inc.	806	17,377
Renasant Corporation	1	4
Republic Bancorp, Inc. - Class A	1,615	40,617
S&T Bancorp, Inc.	6,757	208,926
Sandy Spring Bancorp, Inc.	321	8,776
Seacoast Banking Corporation of Florida (a)	8,608	128,690
ServisFirst Bancshares, Inc.	344	13,361
Sierra Bancorp	6,613	109,776
Signature Bank (a)	801	116,618
Simmons First National Corporation - Class A	3,085	140,213
Square 1 Financial, Inc. - Class A (a)	926	24,974
Sterling Bancorp	497	7,400
Stonegate Bank	26,410	812,636
Suffolk Bancorp	1,025	29,541
SVB Financial Group (a)	271	38,780
Talmer Bancorp, Inc. - Class A	29,337	478,193
Trico Bancshares	847	20,997
Triumph Bancorp, Inc. (a)	7,457	104,845
U.S. Bancorp	1,081	48,872
Umpqua Holdings Corporation	2,952	52,368
Union Bankshares Corporation	17	420
Univest Corporation of Pennsylvania	520	10,364
WesBanco, Inc.	1,145	38,037
Western Alliance Bancorp (a)	8,452	285,931
Yadkin Financial Corporation (a)	1,554	33,349
Zions Bancorporation	1,290	40,235
		16,980,220
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	191	39,709
Alcentra Capital Corporation	2,272	28,491
American Capital Senior Floating, Ltd.	2,226	27,558
Apollo Investment Corporation	11,432	78,424
Arlington Asset Investment Corporation - Class A	7,251	138,494
Artisan Partners Asset Management, Inc. - Class A	10,203	487,193
Bank of New York Mellon Corporation (The)	1,282	55,639

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Capital Markets - 1.3% (Continued)
BGC Partners, Inc. - Class A (b)	45,901	$452,125
BlackRock Capital Investment Corporation (b)	11,252	106,331
BlackRock, Inc.	205	68,946
Capital Southwest Corporation	749	36,783
Capitala Finance Corporation	38	580
CorEnergy Infrastructure Trust, Inc.	7,838	48,752
Evercore Partners, Inc. - Class A	18,062	1,062,046
Fifth Street Finance Corporation	22,052	137,825
Fifth Street Senior Floating Rate Corporation	17	156
Full Circle Capital Corporation	13,740	45,823
GAMCO Investors, Inc. - Class A	2,084	143,087
Garrison Capital, Inc.	2,930	43,833
Goldman Sachs BDC, Inc.	1,400	32,970
Golub Capital BDC, Inc.	19,066	310,776
GSV Capital Corporation (a)	90	889
Hercules Technology Growth Capital, Inc.	4,516	50,489
HFF, Inc. - Class A	35,333	1,619,665
Horizon Technology Finance Corporation	73	761
Invesco Ltd.	2,953	113,986
Investment Technology Group, Inc.	894	18,193
Janus Capital Group, Inc.	29,484	482,948
KCAP Financial, Inc.	37,422	193,472
KCG Holdings, Inc. - Class A (a)	13,641	144,867
Legg Mason, Inc.	222	10,954
Main Street Capital Corporation	687	20,878
Medley Capital Corporation	6,926	60,256
Moelis & Company - Class A (b)	1,288	38,537
Monroe Capital Corporation	2,375	34,485
New Mountain Finance Corporation	34	493
Newtek Business Services Corporation	1,277	24,301
NorthStar Asset Management Group, Inc.	5,395	98,836
OM Asset Management plc	109,818	1,940,484
PennantPark Investment Corporation (b)	18,162	143,843
Piper Jaffray Companies, Inc. (a)	15,006	673,019
Prospect Capital Corporation	4,596	32,769
Pzena Investment Management, Inc. - Class A	65,678	683,051
SEI Investments Company	371	19,778
Solar Capital Ltd.	3,537	62,853
TCP Capital Corporation	1,732	26,344
TICC Capital Corporation	29,610	186,247
TriplePoint Venture Growth BDC Corporation	2,941	37,821
Virtus Investment Partners, Inc.	502	60,672
Westwood Holdings Group, Inc.	1,329	79,846
		10,206,278
Consumer Finance - 0.6%
Discover Financial Services	1,875	104,644
Enova International, Inc. (a)	75,169	1,359,056
First Cash Financial Services, Inc. (a)	1,606	65,316
Nelnet, Inc. - Class A (b)	72,996	2,875,312
SLM Corporation (a)	6,469	59,062

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Consumer Finance - 0.6% (Continued)
Springleaf Holdings, Inc. (a)	695	$35,104
		4,498,494
Diversified Financial Services - 0.3%
Bank of America Corporation	731	13,070
Berkshire Hathaway, Inc. - Class B (a)	811	115,762
Citigroup, Inc.	1,211	70,795
Cohen & Steers, Inc.	33,248	1,027,696
Consumer Portfolio Services, Inc. (a)	148,263	895,509
IntercontinentalExchange, Inc.	323	73,657
Marlin Business Services Corporation	24,850	394,867
PICO Holdings, Inc. (a)	300	3,699
Tiptree Financial, Inc. - Class A	3,343	19,690
TPG Specialty Lending, Inc.	1,884	33,535
		2,648,280
Insurance - 1.6%
Ace Ltd.	721	78,423
Alleghany Corporation (a)	121	58,822
Allied World Assurance Company Holdings A.G.	830	35,076
American Financial Group, Inc.	1,733	119,490
American National Insurance Company	1,138	121,709
AMERISAFE, Inc. (b)	20,203	1,011,160
Argo Group International Holdings Ltd.	17,493	986,255
Arthur J. Gallagher & Company	1,821	86,370
Aspen Insurance Holdings Ltd.	22,945	1,103,425
Atlas Financial Holdings, Inc. (a)	24,257	447,784
Axis Capital Holdings Ltd.	470	27,053
CNA Financial Corporation	1,544	61,173
EMC Insurance Group, Inc.	4,038	97,397
Employers Holdings, Inc. (b)	39,504	948,096
FBL Financial Group, Inc. - Class A	370	21,094
Federated National Holding Company	11,117	262,250
Fidelity & Guaranty Life	8,756	227,919
First American Financial Corporation	583	23,658
Global Indemnity plc (a)	4,062	112,314
HCC Insurance Holdings, Inc.	1,234	95,215
HCI Group, Inc.	62	2,783
Heritage Insurance Holdings, Inc. (a)	5,615	138,803
Horace Mann Educators Corporation	6,724	236,954
Infinity Property & Casualty Corporation	1,803	139,751
James River Group Holdings Ltd.	5,634	154,653
Kemper Corporation	7,497	290,284
Maiden Holdings Ltd.	12,295	203,359
National General Holdings Corporation	22,777	521,366
National Western Life Insurance Company - Class A	173	41,691
Navigators Group, Inc. (The) (a)	16,233	1,269,096
OneBeacon Insurance Group Ltd. - Class A	1,151	16,689
PartnerRe Ltd.	558	75,866
Patriot National, Inc. (a)	3,715	69,099
ProAssurance Corporation	4,419	213,394
Safety Insurance Group, Inc.	325	18,847
Selective Insurance Group, Inc.	39,256	1,209,477

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Insurance - 1.6% (Continued)
StanCorp Financial Group, Inc.	4,694	$535,210
Stewart Information Services Corporation	495	20,354
Third Point Reinsurance Ltd. (a)	61	906
Travelers Companies, Inc. (The)	296	31,412
United Fire Group, Inc. (b)	17,021	588,246
United Insurance Holdings Corporation	4,357	69,973
		11,772,896
Real Estate Investment Trusts (REIT) - 5.4%
Agree Realty Corporation	7,908	245,069
Alexandria Real Estate Equities, Inc.	1,571	145,647
American Assets Trust, Inc.	159	6,618
American Homes 4 Rent - Class A	33	546
American Tower Corporation	1,908	181,470
BioMed Realty Trust, Inc.	4,059	87,431
Bluerock Residential Growth REIT, Inc.	105,049	1,344,627
Brandywine Realty Trust	24,083	331,623
Brixmor Property Group, Inc.	29,227	715,185
Campus Crest Communities, Inc.	137,696	784,867
CareTrust REIT, Inc.	51,556	669,197
CBL & Associates Properties, Inc.	73,485	1,200,745
Cedar Realty Trust, Inc.	120,002	804,013
Chambers Street Properties	72,270	536,243
City Office REIT, Inc.	37,877	471,569
Columbia Property Trust, Inc.	16,666	402,651
Corporate Office Properties Trust	11,406	263,821
Cousins Properties, Inc.	120,392	1,249,669
Crown Castle International Corporation	4,794	392,677
DCT Industrial Trust, Inc.	11,570	402,173
DDR Corporation	76,888	1,253,274
DuPont Fabros Technology, Inc.	27,642	833,406
EastGroup Properties, Inc.	6,610	397,922
Empire State Realty Trust, Inc. - Class A	82,065	1,459,116
Equity Commonwealth (a)	12,241	320,714
First Potomac Realty Trust	119,711	1,358,720
Gaming and Leisure Properties, Inc.	32,294	1,057,629
General Growth Properties, Inc.	10,328	280,302
Geo Group, Inc. (The)	13,498	509,549
Gladstone Commercial Corporation	28,821	461,712
Gyrodyne Special Distribution, LLC (a) (d)	1,499	0
HCP, Inc.	12,971	501,199
Healthcare Realty Trust, Inc.	12,303	295,764
Highwoods Properties, Inc.	25,036	1,059,774
Independence Realty Trust, Inc.	45,890	374,921
Inland Real Estate Corporation	81,003	795,449
Investors Real Estate Trust	8,503	61,307
Iron Mountain, Inc.	19,774	594,209
Kimco Realty Corporation	5,136	126,911
Kite Realty Group Trust	31,389	828,670
Lamar Advertising Company - Class A	5,206	312,620
Lexington Realty Trust	144,505	1,242,743
Liberty Property Trust	18,432	627,241

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Real Estate Investment Trusts (REIT) - 5.4% (Continued)
Macerich Company (The)	1,010	$79,952
Mack-Cali Realty Corporation	50,815	1,058,985
Mid-America Apartment Communities, Inc.	763	61,299
National Health Investors, Inc.	6,123	399,526
New York REIT, Inc.	9,706	100,554
One Liberty Properties, Inc.	6,472	146,267
Outfront Media, Inc.	22,091	555,147
Piedmont Office Realty Trust, Inc. - Class A	76,822	1,398,929
PS Business Parks, Inc.	7,451	573,652
Ramco-Gershenson Properties Trust	9,975	168,977
Retail Properties of America, Inc. - Class A	65,374	951,845
Rexford Industrial Realty, Inc.	22,348	325,610
Rouse Properties, Inc.	13,487	237,371
Saul Centers, Inc.	21,831	1,132,592
Select Income REIT	54,437	1,092,551
Senior Housing Properties Trust	82,537	1,425,414
SL Green Realty Corporation	3,391	390,440
Spirit Realty Capital, Inc.	64,427	653,934
Starwood Waypoint Residential Trust	56,608	1,385,764
STORE Capital Corporation	13,878	291,438
Tanger Factory Outlet Centers, Inc.	14,444	469,141
Taubman Centers, Inc.	2,293	171,516
UMH Properties, Inc.	3,787	36,355
Urstadt Biddle Properties, Inc. - Class A	52,430	1,001,413
Ventas, Inc.	2,725	182,820
VEREIT, Inc.	61,002	534,378
Vornado Realty Trust	645	62,920
WP GLIMCHER, Inc.	38,141	516,429
		40,394,212
Thrifts & Mortgage Finance - 1.1%
Alliance Bancorp, Inc.	499	11,791
Anchor Bancorp Wisconsin, Inc. (a)	365	13,509
Astoria Financial Corporation	42,472	642,177
Bank Mutual Corporation	37,940	275,824
BankUnited, Inc.	485	17,712
BBX Capital Corporation - Class A (a)	26	415
Bear State Financial, Inc. (a)	72	659
Beneficial Bancorp, Inc. (a)	2,460	31,635
Berkshire Hills Bancorp, Inc.	13,006	378,475
BofI Holding, Inc. (a)	3,863	474,569
Brookline Bancorp, Inc.	7,596	85,607
Clifton Bancorp, Inc.	4,044	54,998
Dime Community Bancshares, Inc.	5,198	88,366
Essent Group Ltd. (a)	6,269	183,494
EverBank Financial Corporation	736	14,676
Federal Agricultural Mortgage Corporation - Class C (b)	11,096	296,818
First Defiance Financial Corporation	22,007	846,169
Flagstar Bancorp, Inc. (a)	53,299	1,081,970
Hingham Institution for Savings	1,088	131,659
Hudson City Bancorp, Inc.	12,656	130,483
Kearny Financial Corporation (a)	16,535	184,365

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Thrifts & Mortgage Finance - 1.1% (Continued)
Ladder Capital Corporation	6,663	$104,676
Madison County Finanical, Inc.	500	10,100
Meridian Bancorp, Inc. (a)	67,793	884,021
Meta Financial Group, Inc.	3,815	192,886
MSB Financial Corporation of Maryland (a)	1,227	14,356
Oritani Financial Corporation	28,956	454,899
PennyMac Financial Services, Inc. - Class A (a)	16,212	295,545
Provident Financial Services, Inc.	55,824	1,095,267
Prudential Bancorp, Inc.	161	2,368
Territorial Bancorp, Inc.	2,827	71,551
Washington Federal, Inc.	250	5,820
		8,076,860
Health Care - 21.3%
Biotechnology - 8.2%
Acceleron Pharma, Inc. (a) (b)	72,445	2,074,825
Acorda Therapeutics, Inc. (a)	42,355	1,455,318
Adamas Pharmaceuticals, Inc. (a) (b)	12,824	317,522
Aduro Biotech, Inc. (a)	1,525	39,985
Affimed Therapeutics B.V. (a)	60,531	993,314
Agenus, Inc. (a) (b)	137,575	1,174,890
Alder Biopharmaceuticals, Inc. (a)	1,755	81,467
Alkermes plc (a)	1,339	93,757
AMAG Pharmaceuticals, Inc. (a)	30,564	1,953,040
Amgen, Inc.	1,229	217,029
Anthera Pharmaceuticals, Inc. (a)	17,556	191,536
Applied Genetic Technologies Corporation (a)	7,815	144,265
ArQule, Inc. (a)	118,694	202,967
Array BioPharma, Inc. (a) (b)	450,621	2,618,108
Asterias Biotherapeutics, Inc (a)	74	364
Atara Biotherapeutics, Inc. (a)	1,538	86,343
Aurinia Pharmaceuticals, Inc. (a)	21	77
AVEO Pharmaceuticals, Inc. (a)	102,869	145,045
Bellicum Pharmaceuticals, Inc. (a)	594	12,088
Biogen Idec, Inc. (a)	440	140,263
BioSpecifics Technologies Corporation (a) (b)	41,176	2,829,615
BioTime, Inc. (a)	96,199	303,989
Brainstorm Cell Therapeutics, Inc. (a)	10,566	34,128
Capricor Therapeutics, Inc. (a)	711	3,271
Cara Therapeutics, Inc. (a)	114,522	2,440,464
Celator Pharmaceuticals, Inc. (a)	25,322	61,026
Celgene Corporation (a)	1,200	157,500
Celladon Corporation (a)	78,348	94,018
Cerulean Pharma, Inc. (a)	22,138	89,437
Cidara Therapeutics, Inc. (a)	564	7,885
Coherus Biosciences, Inc. (a)	543	19,048
Concert Pharmaceuticals, Inc. (a)	71,275	1,168,197
CTI BioPharma Corporation (a)	318,137	588,553
Curis, Inc. (a)	332,914	1,045,350
Cytokinetics, Inc. (a) (b)	447,621	2,860,298
Dicerna Pharmaceuticals, Inc. (a)	50,548	617,697
Eagle Pharmaceuticals, Inc. (a) (b)	4,607	445,128

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 21.3% (Continued)
Biotechnology - 8.2% (Continued)
Emergent BioSolutions, Inc. (a)	16,605	$545,142
Enanta Pharmaceuticals, Inc. (a) (b)	36,181	1,832,568
Enzon Pharmaceuticals, Inc.	50,384	69,026
EPIRUS Biopharmaceuticals, Inc. (a)	8,536	55,399
Fate Therapeutics, Inc. (a)	93,570	660,604
FibroGen, Inc. (a)	8,970	208,552
Five Prime Therapeutics, Inc. (a)	15,656	368,229
Flexion Therapeutics, Inc. (a)	26,779	626,629
Genocea Biosciences, Inc. (a)	10,482	136,266
Genomic Health, Inc. (a) (b)	90,579	2,452,879
Geron Corporation (a)	13,438	54,424
Gilead Sciences, Inc.	1,680	198,005
GlobeImmune, Inc. (a)	128	282
GlycoMimetics, Inc. (a)	58	444
Harvard Apparatus Regenerative Technology, Inc. (a)	1	1
ImmunoGen, Inc. (a) (b)	74,688	1,345,878
Invitae Corporation (a)	5,222	52,168
Ironwood Pharmaceuticals, Inc. (a)	46,018	480,888
Lexicon Pharmaceuticals, Inc. (a)	8,693	73,369
Lion Biotechnologies, Inc. (a)	14,200	121,552
MacroCure Ltd. (a)	4,544	61,299
MacroGenics, Inc. (a) (b)	82,247	3,092,487
Medivation, Inc. (a)	821	86,476
MEI Pharma, Inc. (a)	62,942	98,189
Merrimack Pharmaceuticals, Inc. (a)	14,728	148,753
MiMedx Group, Inc. (a) (b)	123,340	1,323,438
Momenta Pharmaceuticals, Inc. (a)	2,877	62,546
Navidea Biopharmaceuticals, Inc. (a)	23,693	40,752
NewLink Genetics Corporation (a)	6,151	320,775
Ocata Therapeutics, Inc. (a)	8,165	36,661
OncoGenex Pharmaceuticals, Inc. (a)	142,320	491,004
OncoMed Pharmaceuticals, Inc. (a)	65,618	1,498,715
Oncothyreon, Inc. (a)	171,820	625,425
Ophthotech Corporation (a)	26,402	1,787,151
Osiris Therapeutics, Inc. (a)	31,952	681,536
Otonomy, Inc. (a)	1,679	43,268
PDL BioPharma, Inc. (b)	299,048	1,740,459
Peregrine Pharmaceuticals, Inc. (a)	589,110	724,605
Pfenex, Inc. (a)	114,379	2,423,691
Progenics Pharmaceuticals, Inc. (a) (b)	118,024	1,022,088
ProQR Therapeutics N.V. (a)	3,823	61,856
Protalix BioTherapeutics, Inc. (a)	8,054	13,209
Proteon Therapeutics, Inc. (a)	2,027	35,027
Puma Biotechnology, Inc. (a)	313	28,358
QLT, Inc. (a)	50,981	192,198
Repligen Corporation (a)	71	2,486
Rigel Pharmaceuticals, Inc. (a) (b)	915,647	2,728,628
Sangamo Biosciences, Inc. (a)	96,502	882,993
SciClone Pharmaceuticals, Inc. (a)	45,315	412,820
Sinovac Biotech Ltd. (a)	2,524	13,226
Sorrento Therapeutics, Inc. (a)	26,682	554,452

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 21.3% (Continued)
Biotechnology - 8.2% (Continued)
Spark Therapeutics, Inc. (a)	63	$3,871
Stemline Therapeutics, Inc. (a) (b)	114,087	1,224,153
Synta Pharmaceuticals Corporation (a)	334,398	708,924
Synthetic Biologics, Inc. (a)	51,953	165,210
T2 Biosystems, Inc. (a)	12,672	182,603
Threshold Pharmaceuticals, Inc. (a)	409,439	1,768,776
Tobira Therapeutics, Inc. (a)	12	172
TRACON Pharmaceuticals, Inc. (a)	556	7,573
Trevena, Inc. (a)	31,518	183,435
Trillium Therapeutics, Inc. (a)	1,082	23,274
uniQure B.V. (a)	4,314	111,085
United Therapeutics Corporation (a)	268	45,388
Vanda Pharmaceuticals, Inc. (a)	28,094	343,871
Xencor, Inc. (a)	14,663	328,305
Xenon Pharmaceuticals, Inc. (a)	2,960	32,234
XOMA Corporation (a)	51,831	37,868
Zafgen, Inc. (a) (b)	34,315	1,302,941
		61,694,366
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	707	35,838
Abiomed, Inc. (a)	6,221	481,879
Alere, Inc. (a)	835	40,589
Analogic Corporation	5,682	457,685
AngioDynamics, Inc. (a)	122,642	1,900,951
Atrion Corporation	3,777	1,525,530
Baxter International, Inc.	177	7,094
C.R. Bard, Inc.	100	19,665
Cardiovascular Systems, Inc. (a)	10,974	327,464
CONMED Corporation (b)	15,222	863,392
Corindus Vascular Robotics, Inc. (a)	10,135	36,790
CryoLife, Inc.	47,076	515,482
Cynosure, Inc. - Class A (a) (b)	16,032	622,042
DENTSPLY International, Inc.	781	44,447
Entellus Medical, Inc. (a)	451	10,147
Exactech, Inc. (a) (b)	49,598	990,968
Globus Medical, Inc. - Class A (a)	21,546	604,581
Greatbatch, Inc. (a) (b)	37,666	2,053,927
Haemonetics Corporation (a)	34,550	1,382,345
Halyard Health, Inc. (a)	21,758	886,421
Hill-Rom Holdings, Inc.	11,458	641,992
ICU Medical, Inc. (a)	8,317	831,035
Inogen, Inc. (a)	5,399	240,040
Integra LifeSciences Holdings Corporation (a)	32,121	2,059,920
Invacare Corporation (b)	11,655	198,718
InVivo Therapeutics Holdings Corporation (a)	13	189
K2M Group Holdings, Inc. (a)	7,288	166,749
LDR Holding Corporation (a)	919	41,778
LeMaitre Vascular, Inc.	19,431	276,697
Lumenis Ltd. - Class B (a)	14,809	205,253
Masimo Corporation (a)	7,114	296,511
Medtronic plc	829	64,985

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 21.3% (Continued)
Health Care Equipment & Supplies - 4.7% (Continued)
Merit Medical Systems, Inc. (a) (b)	142,305	$3,637,316
Natus Medical, Inc. (a) (b)	52,316	2,362,591
Neogen Corporation (a)	13,311	774,567
Nevro Corporation (a)	407	20,663
NuVasive, Inc. (a) (b)	24,939	1,371,894
NxStage Medical, Inc. (a)	88,139	1,258,625
OncoSec Medical, Inc. (a)	259	1,570
OraSure Technologies, Inc. (a)	42,333	209,125
Orthofix International N.V. (a) (b)	80,510	2,685,814
Oxford Immunotec Global plc (a)	1,521	20,153
Presbia plc (a)	2,286	15,796
RTI Surgical, Inc. (a) (b)	280,150	2,039,492
Sientra, Inc. (a)	4,838	112,483
St. Jude Medical, Inc.	169	12,476
Stryker Corporation	1,036	105,952
Sunshine Heart, Inc. (a)	6,777	21,076
Syneron Medical Ltd. (a) (b)	9,105	93,964
Teleflex, Inc.	39	5,226
Thoratec Corporation (a)	24,174	1,529,972
TransEnterix, Inc. (a)	120,476	393,957
Vascular Solutions, Inc. (a)	15,719	585,218
West Pharmaceutical Services, Inc.	62	3,712
ZELTIQ Aesthetics, Inc. (a)	13,659	469,187
		35,561,933
Health Care Providers & Services - 2.9%
Addus HomeCare Corporation (a)	3,396	92,167
Almost Family, Inc. (a)	7,248	317,173
Amedisys, Inc. (a)	35,325	1,541,230
AmerisourceBergen Corporation	1,163	122,987
AMN Healthcare Services, Inc. (a)	4,897	144,119
AmSurg Corporation (a)	7,515	539,126
Anthem, Inc.	80	12,342
BioTelemetry, Inc. (a)	15,228	186,238
Capital Senior Living Corporation (a)	38,115	849,583
Cardinal Health, Inc.	1,061	90,164
Chemed Corporation	904	134,208
China Cord Blood Corporation (a)	14,273	79,072
Civitas Solutions, Inc. (a)	74,542	1,676,450
CorVel Corporation (a) (b)	27,647	883,598
Cross Country Healthcare, Inc. (a)	20,155	243,271
DaVita HealthCare Partners, Inc. (a)	139	10,985
Ensign Group, Inc. (The)	715	36,551
Five Star Quality Care, Inc. (a)	137,158	619,954
Genesis Healthcare, Inc. (a)	28,490	174,074
HCA Holdings, Inc. (a)	1,198	111,426
Health Net, Inc. (a)	2,467	164,944
IPC The Hospitalist Company, Inc. (a)	955	52,955
LHC Group, Inc. (a)	38,578	1,554,308
LifePoint Hospitals, Inc. (a)	1,788	148,154
Magellan Health, Inc. (a) (b)	18,290	1,108,191
McKesson Corporation	803	177,118

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 21.3% (Continued)
Health Care Providers & Services - 2.9% (Continued)
National Healthcare Corporation	8,220	$519,504
Owens & Minor, Inc. (b)	68,056	2,392,849
PharMerica Corporation (a)	40,566	1,386,140
Premier, Inc. - Class A (a) (b)	49,593	1,773,446
Providence Service Corporation (The) (a)	3,889	183,016
RadNet, Inc. (a) (b)	418,244	2,798,052
Select Medical Holdings Corporation	8,196	118,268
Surgical Care Affiliates, Inc. (a)	10,120	384,762
Triple-S Management Corporation - Class B (a)	34,256	739,244
U.S. Physical Therapy, Inc.	493	26,060
Universal American Corporation (a)	14,960	138,679
		21,530,408
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a) (b)	95,326	1,378,414
Cerner Corporation (a)	1,387	99,476
HealthStream, Inc. (a)	2,214	62,125
iCAD, Inc. (a)	13,861	47,405
Imprivata, Inc. (a)	12,863	195,518
IMS Health Holdings, Inc. (a)	597	19,790
MedAssets, Inc. (a) (b)	24,136	562,369
Merge Healthcare, Inc. (a) (b)	294,137	1,614,812
Omnicell, Inc. (a) (b)	49,353	1,802,371
Quality Systems, Inc.	30	382
Vocera Communications, Inc. (a)	97,312	1,206,669
		6,989,331
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	7,385	80,940
Agilent Technologies, Inc.	3,433	140,581
Albany Molecular Research, Inc. (a)	45	951
Cambrex Corporation (a) (b)	72,596	3,575,353
Charles River Laboratories International, Inc. (a)	6,708	520,675
Compugen Ltd. (a)	8,890	54,585
Enzo Biochem, Inc. (a)	149,426	448,278
Harvard Bioscience, Inc. (a)	7,676	37,536
INC Research Holdings, Inc. - Class A (a)	52,108	2,606,963
NeoGenomics, Inc. (a) (b)	11,627	71,041
PerkinElmer, Inc.	316	16,723
PRA Health Sciences, Inc. (a)	41,130	1,727,049
Quintiles Transnational Holdings, Inc. (a)	214	16,418
Sequenom, Inc. (a)	281,871	794,876
Thermo Fisher Scientific, Inc.	533	74,369
Waters Corporation (a)	176	23,494
		10,189,832
Pharmaceuticals - 3.2%
Achaogen, Inc. (a)	18,018	129,910
Agile Therapeutics, Inc. (a)	55	502
Akorn, Inc. (a)	444	20,473
Amphastar Pharmaceuticals, Inc. (a) (b)	150,977	2,454,886
Aratana Therapeutics, Inc. (a)	2,983	52,560
Biota Pharmaceuticals, Inc. (a)	6,856	16,317
Carbylan Therapeutics, Inc. (a)	1,015	7,014

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 21.3% (Continued)
Pharmaceuticals - 3.2% (Continued)
Corcept Therapeutics, Inc. (a)	41,789	$210,617
Corium International, Inc. (a)	13,503	197,954
CymaBay Therapeutics, Inc. (a)	14,228	42,826
DepoMed, Inc. (a)	21,745	684,967
Dermira, Inc. (a)	7,506	169,485
Dipexium Pharmaceuticals, Inc. (a)	15,404	257,247
Foamix Pharmaceuticals Ltd. (a)	2,073	22,057
Heska Corporation (a) (b)	3,558	120,082
Hospira, Inc. (a)	256	22,899
Intersect ENT, Inc. (a)	51,362	1,523,910
Intra-Cellular Therapies, Inc. (a)	920	26,772
Johnson & Johnson	843	84,477
Juniper Pharmaceuticuals, Inc. (a)	2,674	27,275
KemPharm, Inc. (a)	3,169	54,507
Lannett Company, Inc. (a) (b)	37,596	2,240,722
Merck & Company, Inc.	2,284	134,665
Nektar Therapeutics (a) (b)	165,738	2,089,956
Neuroderm Ltd. (a)	23	437
Pacira Pharmaceuticals, Inc. (a)	17,010	1,129,804
Pain Therapeutics, Inc. (a)	25,203	47,634
Paratek Pharmaceuticals, Inc.	1,049	26,393
Pernix Therapeutics Holdings, Inc. (a)	146,570	729,919
Perrigo Company plc	443	85,145
Phibro Animal Health Corporation - Class A (b)	64,207	2,522,051
POZEN, Inc. (a)	8,872	102,915
Prestige Brands Holdings, Inc. (a) (b)	52,009	2,476,669
Relypsa, Inc. (a)	44,369	1,469,058
Revance Therapeutics, Inc. (a)	3,309	102,678
Sagent Pharmaceuticals, Inc. (a) (b)	57,787	1,420,404
Sucampo Pharmaceuticals, Inc. - Class A (a)	81,369	1,773,030
Supernus Pharmaceuticals, Inc. (a)	57,033	1,209,670
ZS Pharma, Inc. (a)	4,901	292,737
		23,980,624
Industrials - 13.2%
Aerospace & Defense - 1.1%
AeroVironment, Inc. (a)	560	14,594
American Science & Engineering, Inc.	368	16,446
Arotech Corporation (a)	13,546	31,291
Astronics Corporation (a)	22,013	1,364,806
Cubic Corporation (b)	47,525	2,108,684
DigitalGlobe, Inc. (a)	28,696	607,781
Ducommun, Inc. (a)	64,378	1,541,853
Esterline Technologies Corporation (a)	5,437	482,045
General Dynamics Corporation	112	16,700
Huntington Ingalls Industries, Inc.	190	22,308
Kratos Defense & Security Solutions, Inc. (a) (b)	82,153	448,555
L-3 Communications Holdings, Inc.	825	95,255
Moog, Inc. - Class A (a)	12,683	847,985
Orbital ATK, Inc.	385	27,316
Raytheon Company	701	76,472
SIFCO Industries, Inc.	4	55

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Aerospace & Defense - 1.1% (Continued)
Spirit AeroSystems Holdings, Inc. - Class A (a)	2,555	$143,847
United Technologies Corporation	282	28,287
Vectrus, Inc. (a)	5,749	133,377
		8,007,657
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	129,939	1,344,869
Atlas Air Worldwide Holdings, Inc. (a)	7,839	385,287
FedEx Corporation	214	36,684
Hub Group, Inc. - Class A (a)	12,631	532,144
Park-Ohio Holdings Corporation	3,452	155,029
United Parcel Service, Inc. - Class B	705	72,164
UTi Worldwide, Inc. (a)	26,658	223,927
		2,750,104
Airlines - 0.5%
Allegiant Travel Company	2,394	509,276
Delta Air Lines, Inc.	400	17,736
Hawaiian Holdings, Inc. (a)	15,012	326,061
Republic Airways Holdings, Inc. (a) (b)	84,760	427,190
SkyWest, Inc.	151,529	2,509,320
United Continental Holdings, Inc. (a)	2,424	136,689
		3,926,272
Building Products - 0.6%
AAON, Inc.	5,461	121,180
American Woodmark Corporation (a)	815	53,594
Builders FirstSource, Inc. (a)	59	887
Continental Building Products, Inc. (a)	2,498	53,058
Gibraltar Industries, Inc. (a)	9,147	175,074
Insteel Industries, Inc.	2,007	32,794
Masco Corporation	2,296	60,592
NCI Building Systems, Inc. (a)	5,335	69,088
Owens Corning, Inc.	794	35,611
Patrick Industries, Inc. (a)	4,395	158,396
PGT, Inc. (a)	11,320	181,912
Quanex Building Products Corporation	77,123	1,548,630
Universal Forest Products, Inc.	34,726	2,205,101
USG Corporation (a)	143	4,430
		4,700,347
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	12,124	399,607
ARC Document Solutions, Inc. (a) (b)	15,831	109,392
Atento, S.A. (a)	4,715	57,523
Brink's Company (The)	5,893	184,038
Casella Waste Systems, Inc. - Class A (a)	18,591	118,053
Cenveo, Inc. (a)	65,725	115,019
Civeo Coporation (b)	1,146,684	2,453,904
Deluxe Corporation	7,472	481,421
Ennis, Inc. (b)	49,488	830,409
G&K Services, Inc. - Class A	722	47,334
Interface, Inc.	1,561	40,539
Kimball International, Inc. - Class B	3,671	41,556
Mobile Mini, Inc.	10,753	399,259

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Commercial Services & Supplies - 1.8% (Continued)
MSA Safety, Inc.	658	$33,986
Multi-Color Corporation	23,307	1,488,385
Quad/Graphics, Inc. (b)	166,336	2,736,227
Republic Services, Inc.	1,693	72,003
Ritchie Bros. Auctioneers, Inc.	1,285	34,721
SP Plus Corporation (a)	50,196	1,312,625
Steelcase, Inc. - Class A	19,825	353,876
Stericycle, Inc. (a)	93	13,110
Sykes Enterprises, Inc. (a)	47,395	1,155,490
Team, Inc. (a)	510	22,134
Tetra Tech, Inc.	7,172	191,062
TRC Companies, Inc. (a)	13,672	131,251
Tyco International plc	2,411	91,594
Viad Corporation	1,865	53,470
Waste Connections, Inc.	396	19,852
Waste Management, Inc.	1,989	101,698
West Corporation	3,712	107,091
		13,196,629
Construction & Engineering - 0.9%
Aegion Corporation (a)	19,052	376,658
Comfort Systems USA, Inc.	42,397	1,171,853
EMCOR Group, Inc.	4,680	223,844
Fluor Corporation	1,462	68,349
Granite Construction, Inc.	3,470	118,049
Great Lakes Dredge & Dock Corporation (a)	133	674
HC2 Holdings, Inc. (a)	11	86
MasTec, Inc. (a) (b)	119,553	2,203,362
MYR Group, Inc. (a)	7,235	217,339
Northwest Pipe Company (a)	2,336	42,165
Orion Marine Group, Inc. (a)	3,141	22,741
Primoris Services Corporation	1,459	26,481
Quanta Services, Inc. (a)	4,688	129,483
Tutor Perini Corporation (a) (b)	104,438	2,185,887
Willdan Group, Inc. (a)	2,690	27,761
		6,814,732
Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.	9,257	195,693
American Superconductor Corporation (a)	8,778	43,890
BWX Technologies, Inc.	3,904	95,882
Eaton Corporation plc	2,237	135,517
Emerson Electric Company	1,229	63,601
Encore Wire Corporation (b)	10,399	356,998
Energy Focus, Inc. (a)	4,865	46,266
Franklin Electric Company, Inc.	836	24,127
General Cable Corporation	163,663	2,670,980
Global Power Equipment Group, Inc.	113,834	768,380
GrafTech International Ltd. (a)	96,771	486,758
Hubbell, Inc. - Class B	529	55,233
LSI Industries, Inc.	232,180	2,312,513
Magnetek, Inc. (a)	3,667	182,213
Powell Industries, Inc.	53,464	1,595,366

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Electrical Equipment - 1.3% (Continued)
PowerSecure International, Inc. (a)	1,016	$15,382
Regal-Beloit Corporation	2,117	146,983
SL Industries, Inc. (a)	240	9,396
Thermon Group Holdings, Inc. (a)	12,831	309,612
Vicor Corporation (a)	10,410	108,368
		9,623,158
Industrial Conglomerates - 0.0% (c)
General Electric Company	4,601	120,086

Machinery - 2.9%
Accuride Corporation (a)	250,389	1,019,083
Actuant Corporation - Class A	2,342	54,006
Adept Technology, Inc. (a)	4,616	33,050
Alamo Group, Inc.	990	52,015
Albany International Corporation - Class A	20,808	774,474
Allison Transmission Holdings, Inc.	3,376	98,512
Astec Industries, Inc.	4,660	183,185
Barnes Group, Inc.	2,846	110,795
Blue Bird Corporation (a)	1,497	19,626
Chart Industries, Inc. (a)	1,341	36,609
China Yuchai International Ltd. (b)	7,768	116,287
CIRCOR International, Inc.	210	10,044
CNH Industrial N.V.	3,033	27,206
Colfax Corporation (a)	797	30,398
Columbus McKinnon Corporation (b)	20,872	489,657
Commercial Vehicle Group, Inc. (a)	227,583	1,345,015
Crane Company	1,298	69,054
Dover Corporation	1,032	66,120
EnPro Industries, Inc.	739	37,452
ESCO Technologies, Inc.	15,231	579,844
Federal Signal Corporation (b)	4,211	62,997
Global Brass & Copper Holdings, Inc. (b)	126,547	2,132,317
Harsco Corporation	107,490	1,476,913
Hurco Companies, Inc.	29,190	913,647
Hyster-Yale Materials Handling, Inc. (b)	17,090	1,156,480
Ingersoll-Rand plc	367	22,534
ITT Corporation	1,511	57,418
John Bean Technologies Corporation	20,937	763,154
Kennametal, Inc.	42,019	1,331,582
Lincoln Electric Holdings, Inc.	523	31,668
Lydall, Inc. (a)	1,541	45,783
Meritor, Inc. (a) (b)	151,500	2,133,120
Miller Industries, Inc.	25,349	443,861
Mueller Industries, Inc.	26,650	862,660
NACCO Industries, Inc. - Class A (b)	47,287	2,400,761
Navistar International Corporation (a)	31,844	558,544
Nordson Corporation	732	54,248
PMFG, Inc. (a)	2,746	16,888
SPX Corporation	914	59,785
Standex International Corporation	564	42,210
Tennant Company	861	51,496

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Machinery - 2.9% (Continued)
Timken Company (The)	2,105	$70,265
Toro Company (The)	435	29,723
Twin Disc, Inc.	7,917	127,464
Wabash National Corporation (a)	70,716	971,638
Watts Water Technologies, Inc. - Class A	3,703	205,368
Xerium Technologies, Inc. (a)	28,269	479,725
Xylem, Inc.	849	29,316
		21,683,997
Marine - 0.6%
Costamare, Inc.	6,297	107,238
Diana Shipping, Inc. (a)	6,691	50,517
DryShips, Inc. (a)	38,342	20,198
Matson, Inc. (b)	63,545	2,632,034
Navios Maritime Holdings, Inc. (b)	328,023	1,213,685
Scorpio Bulkers, Inc. (a)	313,449	567,343
Star Bulk Carriers Corporation (a)	146	441
		4,591,456
Professional Services - 1.2%
CDI Corporation	65,865	797,625
CRA International, Inc. (a)	280	6,535
Exponent, Inc.	805	35,814
Franklin Covey Company (a)	26,424	499,678
GP Strategies Corporation (a)	550	15,779
ICF International, Inc. (a)	1,096	40,179
Kelly Services, Inc. - Class A	82,783	1,236,778
Kforce, Inc.	114,279	2,670,700
Korn/Ferry International	3,166	105,998
ManpowerGroup, Inc.	1,520	137,530
Mistras Group, Inc. (a) (b)	11,716	210,771
On Assignment, Inc. (a)	35,114	1,345,568
Resources Connection, Inc.	70,670	1,118,706
RPX Corporation (a)	241	3,731
TriNet Group, Inc. (a)	4,219	113,407
TrueBlue, Inc. (a)	14,355	369,785
Volt Information Sciences, Inc. (a)	3,955	38,087
WageWorks, Inc. (a)	7,976	398,401
		9,145,072
Road & Rail - 0.9%
AMERCO	30	10,781
ArcBest Corporation	1,483	49,013
Avis Budget Group, Inc. (a)	2,209	95,937
Celadon Group, Inc.	48,722	1,057,267
Covenant Transportation Group, Inc. - Class A (a)	24,722	583,686
Marten Transport Ltd.	2,682	52,004
Old Dominion Freight Line, Inc. (a)	1,002	73,296
PAM Transportation Services, Inc. (a)	3,301	173,633
Quality Distribution, Inc. (a) (b)	112,181	1,784,800
Ryder System, Inc.	1,246	112,788
Union Pacific Corporation	467	45,574
USA Truck, Inc. (a)	68,651	1,342,814
Werner Enterprises, Inc.	17,417	491,856

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Road & Rail - 0.9% (Continued)
YRC Worldwide, Inc. (a) (b)	36,609	$706,554
		6,580,003
Trading Companies & Distributors - 1.0%
Aceto Corporation	2,204	51,640
Air Lease Corporation	4,460	157,661
Applied Industrial Technologies, Inc.	2,869	110,829
Beacon Roofing Supply, Inc. (a)	4,990	174,650
CAI International, Inc. (a) (b)	48,965	688,448
DXP Enterprises, Inc. (a)	1,982	72,739
HD Supply Holdings, Inc. (a)	1,442	51,623
Houston Wire & Cable Company	19,291	178,249
Kaman Corporation	21,079	831,988
Lawson Products, Inc. (a)	14,834	405,858
MFC Industrial Ltd. (b)	6,062	20,793
MRC Global, Inc. (a) (b)	169,612	2,179,514
TAL International Group, Inc. (a)	36,097	714,721
Textainer Group Holdings Ltd. (b)	87,192	1,975,771
United Rentals, Inc. (a)	33	2,211
WESCO International, Inc. (a)	1,980	121,493
		7,738,188
Transportation Infrastructure - 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)	1,643	23,643

Information Technology - 17.8%
Communications Equipment - 2.2%
ADTRAN, Inc.	10,417	171,880
Bel Fuse, Inc. - Class B (b)	101,466	2,240,369
Black Box Corporation (b)	119,243	1,867,345
CalAmp Corporation (a)	24,139	413,018
Calix, Inc. (a)	7,927	66,825
CIENA Corporation (a) (b)	36,100	918,745
CommScope Holding, Inc. (a)	1,118	35,072
Comtech Telecommunications Corporation	17,462	503,080
Digi International, Inc. (a)	11,239	113,739
EchoStar Corporation - Class A (a)	11,698	543,021
EMCORE Corporation (a)	28,264	174,954
Extreme Networks, Inc. (a) (b)	453,680	1,052,538
Finisar Corporation (a)	51,585	898,095
Harris Corporation	699	57,975
Infinera Corporation (a)	16,208	388,020
Ixia (a) (b)	184,239	2,431,955
Mitel Networks Corporation (a)	1,967	18,588
Motorola Solutions, Inc.	1,250	75,200
Plantronics, Inc.	17,298	1,004,668
Polycom, Inc. (a)	2,325	26,458
Radware Ltd. (a)	4,188	79,740
ShoreTel, Inc. (a) (b)	365,261	2,589,700
TESSCO Technologies, Inc.	20,405	503,391
Westell Technologies, Inc. - Class A (a)	6,776	8,267
		16,182,643

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
Electronic Equipment, Instruments & Components - 3.6%
Anixter International, Inc. (a) (b)	13,072	$865,497
Arrow Electronics, Inc. (a)	979	56,929
Avnet, Inc.	1,317	54,958
AVX Corporation	23,646	318,512
Benchmark Electronics, Inc. (a) (b)	39,987	882,113
CDW Corporation of Delaware	2,630	94,496
Celestica, Inc. (a)	2,949	39,458
Checkpoint Systems, Inc. (b)	61,383	536,487
Coherent, Inc. (a)	38,398	2,225,164
CTS Corporation	1,492	28,035
Daktronics, Inc.	96,845	1,106,938
Electro Rent Corporation	2,718	27,316
Fabrinet (a)	2,416	44,841
FLIR Systems, Inc.	2,585	79,592
GSI Group, Inc. (The) (a)	1,136	16,097
Hollysys Automation Technologies Ltd.	4,239	90,206
Identiv, Inc. (a)	3,956	18,198
II-VI, Inc. (a)	103,823	1,764,991
Ingram Micro, Inc. - Class A (a)	5,679	154,639
Insight Enterprises, Inc. (a) (b)	74,977	2,023,629
Jabil Circuit, Inc.	6,260	126,765
KEMET Corporation (a)	304,024	708,376
Kimball Electronics, Inc. (a)	44,064	590,898
Littelfuse, Inc. (b)	16,808	1,546,336
LRAD Corporation (a)	7,299	12,481
Mercury Systems, Inc. (a)	1,475	20,783
MTS Systems Corporation	153	9,885
Multi-Fineline Electronix, Inc. (a) (b)	3,069	54,812
Nam Tai Property, Inc.	104	510
National Instruments Corporation	605	17,521
NeoPhotonics Corporation (a) (b)	50,756	449,698
Newport Corporation (a)	11,389	180,402
Orbotech Ltd. (a) (b)	4,306	81,986
OSI Systems, Inc. (a)	2,543	178,468
PC Connection, Inc.	85,297	1,892,740
Plexus Corporation (a) (b)	68,063	2,595,923
Rogers Corporation (a) (b)	1,153	64,533
Sanmina Corporation (a)	109,937	2,426,310
ScanSource, Inc. (a)	1,639	62,003
SuperCom Ltd. (a)	2,538	29,086
SYNNEX Corporation	18,023	1,363,080
Tech Data Corporation (a) (b)	51,734	3,017,644
TTM Technologies, Inc. (a)	63,209	577,098
Universal Display Corporation (a)	9,550	455,631
		26,891,065
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	505	38,739
Apigee Corporation (a)	2,131	17,155
Autobytel, Inc. (a)	23,041	353,449
Bankrate, Inc. (a)	26,386	240,640
Bazaarvoice, Inc. (a)	276,730	1,560,757

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
Internet Software & Services - 3.3% (Continued)
Blucora, Inc. (a)	92,958	$1,317,215
Brightcove, Inc. (a)	68,822	376,456
Carbonite, Inc. (a)	2,316	27,653
comScore, Inc. (a)	17,175	1,004,738
Constant Contact, Inc. (a) (b)	42,620	1,101,301
CoStar Group, Inc. (a)	296	59,582
CYREN Ltd. (a)	16,166	33,787
DealerTrack Holdings, Inc. (a)	650	40,346
Demandware, Inc. (a)	6,290	475,272
DHI Group, Inc. (a) (b)	181,790	1,448,866
EarthLink Holdings Corporation (b)	290,907	2,135,257
eBay, Inc. (a)	780	21,934
Envestnet, Inc. (a)	23,780	1,076,996
Everyday Health, Inc. (a)	19,899	236,201
Facebook, Inc. - Class A (a)	649	61,013
Five9, Inc. (a)	8,132	38,302
Google, Inc. - Class A (a)	26	17,095
Google, Inc. - Class C (a)	105	65,689
IAC/InterActiveCorp	1,940	149,884
IntraLinks Holdings, Inc. (a)	14,271	162,119
Inuvo, Inc. (a)	2,400	7,104
Limelight Networks, Inc. (a)	13,685	51,592
LinkedIn Corporation - Class A (a)	53	10,773
Liquidity Services, Inc. (a) (b)	245,408	2,203,764
Marin Software, Inc. (a)	108,969	609,137
MaxPoint Interactive, Inc. (a)	704	6,245
MeetMe, Inc. (a)	29,755	55,939
Perficient, Inc. (a)	36,823	597,637
Q2 Holdings, Inc. (a)	843	22,921
QuinStreet, Inc. (a)	13,694	79,699
Rackspace Hosting, Inc. (a)	2,714	92,357
RealNetworks, Inc. (a)	125	585
Reis, Inc.	3,713	90,820
SciQuest, Inc. (a)	9,782	116,308
SPS Commerce, Inc. (a)	10,795	778,859
Stamps.com, Inc. (a) (b)	2,158	148,039
TechTarget, Inc. (a)	150,539	1,303,668
Travelzoo, Inc. (a)	88,497	791,163
Tremor Video, Inc. (a)	6,101	14,825
Tucows, Inc. - Class A (a)	447	11,872
United Online, Inc. (a) (b)	177,003	2,460,342
Web.com Group, Inc. (a)	50,235	1,250,349
WebMD Health Corporation (a)	8,103	353,129
Wix.com Ltd. (a)	2,371	66,388
XO Group, Inc. (a) (b)	113,530	1,683,650
Yandex N.V. - Class A (a)	2,775	38,600
Yelp, Inc. (a)	6	158
		24,906,369
IT Services - 1.3%
Amdocs Ltd.	666	39,061
Automatic Data Processing, Inc.	708	56,477

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
IT Services - 1.3% (Continued)
Black Knight Financial Services, Inc. - Class A (a)	3,533	$115,105
Booz Allen Hamilton Holding Corporation	4,267	118,324
Broadridge Financial Solutions, Inc.	461	25,019
CACI International, Inc. - Class A (a)	24,442	2,007,422
CGI Group, Inc. - Class A (a)	18	672
Computer Sciences Corporation	1,466	95,920
Computer Task Group, Inc.	95,073	664,560
Convergys Corporation	64,840	1,628,132
Datalink Corporation (a)	71,000	481,380
EVERTEC, Inc.	8,249	155,246
ExlService Holdings, Inc. (a)	1,258	48,773
Global Cash Access Holdings, Inc. (a)	9,162	46,268
Heartland Payment Systems, Inc.	11,513	717,260
Higher One Holdings, Inc. (a)	144,228	334,609
Information Services Group, Inc.	30,801	135,524
Leidos Holdings, Inc.	4,287	174,910
Lionbridge Technologies, Inc. (a)	37,808	222,311
Luxoft Holding, Inc. (a)	7,070	443,713
Mantech International Corporation - Class A	13,884	413,882
MAXIMUS, Inc.	465	31,718
Planet Payment, Inc. (a)	281	717
PRGX Global, Inc. (a)	18,830	78,709
Science Applications International Corporation	19,231	1,032,320
Syntel, Inc. (a)	338	14,767
Unisys Corporation (a)	25,856	410,335
Vantiv, Inc. - Class A (a)	613	26,972
VeriFone Systems, Inc. (a)	548	17,635
WEX, Inc. (a)	396	40,408
WidePoint Corporation (a)	62,968	131,603
Xerox Corporation	13,750	151,525
		9,861,277
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)	9,215	241,341
Ambarella, Inc. (a)	3,781	438,104
Amkor Technology, Inc. (a) (b)	505,231	2,228,069
Analog Devices, Inc.	947	55,238
Applied Materials, Inc.	6,277	108,969
Atmel Corporation	4,916	40,704
Avago Technologies Ltd.	14	1,752
Axcelis Technologies, Inc. (a) (b)	769,721	2,270,677
Cabot Microelectronics Corporation (a) (b)	35,795	1,622,945
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	5,504	90,596
Cohu, Inc. (b)	27,591	273,427
Diodes, Inc. (a) (b)	16,014	355,351
EZchip Semiconductor Ltd. (a)	1,882	31,053
FormFactor, Inc. (a) (b)	317,838	2,297,969
Integrated Device Technology, Inc. (a)	207	3,956
Integrated Silicon Solution, Inc.	3,976	87,194
Intersil Corporation - Class A	3,751	41,749
IXYS Corporation (b)	159,738	1,670,859
KLA-Tencor Corporation	1,704	90,397

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
Semiconductors & Semiconductor Equipment - 2.9% (Continued)
Kulicke & Soffa Industries, Inc. (a) (b)	6,723	$69,986
Lam Research Corporation	237	18,218
MagnaChip Semiconductor Corporation (a)	4,937	42,261
Marvell Technology Group Ltd.	3,204	39,858
Mattson Technology, Inc. (a)	153,954	440,308
Maxim Integrated Products, Inc.	745	25,360
MaxLinear, Inc. - Class A (a)	9,958	108,343
Micrel, Inc.	103,614	1,445,415
Microchip Technology, Inc.	389	16,665
Micron Technology, Inc. (a)	4,909	90,866
Monolithic Power Systems, Inc.	2,212	114,383
Nanometrics, Inc. (a)	3,702	50,643
Nova Measuring Instruments Ltd. (a)	6,080	75,939
NVE Corporation	10,353	618,074
NVIDIA Corporation	599	11,950
OmniVision Technologies, Inc. (a)	42,399	1,035,384
ON Semiconductor Corporation (a)	8,752	92,946
PDF Solutions, Inc. (a)	39,892	558,887
Pericom Semiconductor Corporation	149,108	1,784,823
Photronics, Inc. (a)	165,834	1,368,130
PMC-Sierra, Inc. (a)	61,479	418,672
Power Integrations, Inc.	28,574	1,107,528
QuickLogic Corporation (a)	18,101	24,617
Semtech Corporation (a)	1,466	25,787
Solar3D, Inc. (a)	2,013	7,005
SolarEdge Technologies, Inc. (a)	418	12,904
SunEdison Semiconductor Ltd. (a)	4,583	64,804
Teradyne, Inc.	7,787	149,978
Texas Instruments, Inc.	1,593	79,618
Tower Semiconductor Ltd. (a)	4,200	55,692
Xcerra Corporation (a) (b)	30,712	193,025
Xilinx, Inc.	1,029	42,961
		22,141,380
Software - 3.5%
Activision Blizzard, Inc.	4,282	110,433
Adobe Systems, Inc. (a)	167	13,692
Allot Communications Ltd. (a)	19,233	100,204
Attunity Ltd. (a)	3,534	50,678
AVG Technologies N.V. (a)	931	26,757
Blackbaud, Inc.	4,481	274,058
BroadSoft, Inc. (a)	825	28,809
BSQUARE Corporation (a)	7,125	45,885
CA, Inc.	356	10,372
Callidus Software, Inc. (a)	58,112	964,659
Citrix Systems, Inc. (a)	1,488	112,508
Covisint Corporation (a)	414,273	1,234,534
Cyan, Inc. (a)	51,556	293,869
Datawatch Corporation (a)	3,828	18,106
Descartes Systems Group, Inc. (The) (a)	2,670	45,043
EPIQ Systems, Inc. (b)	98,729	1,633,965
ePlus, Inc. (a) (b)	44,172	3,397,269

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
Software - 3.5% (Continued)
Exa Corporation (a)	16,455	$183,967
Fair Isaac Corporation	1,837	166,598
Gigamon, Inc. (a)	169	4,543
Guidance Software, Inc. (a)	4,689	47,218
HubSpot, Inc. (a)	4,233	228,370
Infoblox, Inc. (a)	1,798	42,253
Informatica Corporation (a)	3,370	163,512
Interactive Intelligence Group, Inc. (a)	6,813	282,467
Intuit, Inc.	1,243	131,472
Jive Software, Inc. (a) (b)	561,946	2,652,385
MicroStrategy, Inc. - Class A (a) (b)	17,347	3,536,186
Model N, Inc. (a) (b)	2,001	22,731
Net 1 UEPS Technologies, Inc. (a)	5,620	109,140
Nuance Communications, Inc. (a)	4,628	83,906
Oracle Corporation	598	23,884
Pegasystems, Inc.	3,397	92,025
Progress Software Corporation (a) (b)	12,262	363,936
PTC, Inc. (a)	1,025	37,259
QAD, Inc. - Class A	73,292	1,956,164
RealPage, Inc. (a)	47,027	902,918
Red Hat, Inc. (a)	456	36,061
Rubicon Project, Inc. (The) (a)	115,319	2,010,010
Sapiens International Corporation N.V.	974	10,451
Silver Spring Networks, Inc. (a)	4,547	50,926
Solera Holdings, Inc.	19,054	697,186
Symantec Corporation	6,218	141,397
Synopsys, Inc. (a)	1,649	83,835
Take-Two Interactive Software, Inc. (a)	63,630	2,009,435
TeleCommunication Systems, Inc. - Class A (a)	227,429	834,664
Telenav, Inc. (a)	74,802	523,614
Varonis Systems, Inc. (a)	240	4,990
Yodlee, Inc. (a)	987	12,397
Zendesk, Inc. (a)	23,711	489,158
		26,295,899
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	302	36,632
Avid Technology, Inc. (a)	100,854	1,236,470
Cray, Inc. (a)	31,379	813,971
Diebold, Inc.	2,437	82,980
Dot Hill Systems Corporation (a) (b)	338,065	2,136,571
Eastman Kodak Company (a)	105,995	1,444,712
EMC Corporation	2,443	65,692
Hewlett-Packard Company	5,287	161,359
Hutchinson Technology, Inc. (a)	14,321	26,064
Immersion Corporation (a)	160	2,195
NCR Corporation (a)	3,345	92,121
NetApp, Inc.	2,145	66,817
QLogic Corporation (a) (b)	45,078	399,842
Super Micro Computer, Inc. (a)	17,198	458,671
USA Technologies, Inc. (a)	40,462	136,357

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
Technology Hardware, Storage & Peripherals - 1.0% (Continued)
Western Digital Corporation	1,610	$138,557
		7,299,011
Materials - 4.1%
Chemicals - 1.6%
A. Schulman, Inc.	880	32,762
Air Products & Chemicals, Inc.	76	10,831
Airgas, Inc.	267	27,239
American Vanguard Corporation	4,887	62,651
Ashland, Inc.	1,185	135,469
Axiall Corporation	15,078	443,746
Cabot Corporation (b)	79,206	2,786,467
Calgon Carbon Corporation	2,739	48,453
Eastman Chemical Company	808	63,347
FutureFuel Corporation	6,504	74,406
H.B. Fuller Company	16,746	670,845
Huntsman Corporation	5,384	102,296
KMG Chemicals, Inc.	2,678	58,461
Koppers Holdings, Inc.	86,631	1,758,609
Kraton Performance Polymers, Inc. (a) (b)	25,032	513,657
Landec Corporation (a)	26,287	350,931
LSB Industries, Inc. (a)	2,140	78,987
LyondellBasell Industries N.V. - Class A	555	52,076
Minerals Technologies, Inc.	7,450	482,387
Mosaic Company (The)	3,127	134,273
OMNOVA Solutions, Inc. (a)	155,933	1,008,887
Orion Engineered Carbons S.A.	5,108	95,264
Quaker Chemical Corporation	583	54,044
Rayonier Advanced Materials, Inc.	22,901	321,759
Sherwin-Williams Company (The)	121	33,609
Stepan Company (b)	49,865	2,443,884
Tantech Holdings, Ltd. (a)	2,268	55,430
Trecora Resources (a)	802	11,196
Tredegar Corporation	6,246	105,308
Trinseo S.A. (a) (b)	5,714	139,193
Tronox Ltd. - Class A	2,928	32,149
Valspar Corporation (The)	459	38,226
		12,226,842
Construction Materials - 0.0% (c)
Eagle Materials, Inc.	1,096	84,545

Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	23,643	1,143,139
Bemis Company, Inc.	1,308	58,297
Crown Holdings, Inc. (a)	221	11,384
Owens-Illinois, Inc. (a)	2,365	50,493
Packaging Corporation of America	551	39,005
		1,302,318
Metals & Mining - 1.9%
Alamos Gold, Inc. - Class A (a)	3,112	10,113
Alcoa, Inc.	29,564	291,797
Aurico Metals, Inc. (a)	7,128	2,834

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Materials - 4.1% (Continued)
Metals & Mining - 1.9% (Continued)
Barrick Gold Corporation	8,408	$59,360
Carpenter Technology Corporation	34,910	1,310,521
Century Aluminum Company (a) (b)	109,343	1,019,077
Commercial Metals Company (b)	141,225	2,176,277
Constellium N.V. - Class A (a)	8,801	97,691
Dominion Diamond Corporation	4,822	60,034
Endeavour Silver Corporation (a)	79,799	109,325
Fortuna Silver Mines, Inc. (a)	49,150	136,637
Globe Specialty Metals, Inc.	32,974	509,119
Goldcorp, Inc.	3,622	48,100
Handy & Harman Ltd. (a)	257	7,607
Haynes International, Inc.	9,803	417,314
Kinross Gold Corporation (a)	24,849	45,225
Materion Corporation	16,793	513,866
New Gold, Inc. (a)	16,994	37,387
Newmont Mining Corporation	3,384	58,103
Noranda Aluminum Holding Corporation	90,652	58,924
Nucor Corporation	2,803	123,724
Olympic Steel, Inc. (b)	129,582	1,570,534
Pan American Silver Corporation	2,466	15,388
Primero Mining Corporation (a)	5,739	14,807
Reliance Steel & Aluminum Company	1,372	83,143
Richmont Mines, Inc. (a)	9,397	24,902
Royal Gold, Inc.	2,553	128,722
Ryerson Holding Corporation (a)	54,555	369,337
Sandstorm Gold Ltd. (a)	45,212	115,291
Schnitzer Steel Industries, Inc. - Class A	36,949	580,469
Steel Dynamics, Inc.	2,418	48,432
Stillwater Mining Company (a)	111,210	1,058,719
SunCoke Energy, Inc.	123,930	1,523,100
TimkenSteel Corporation	48	894
United States Steel Corporation	28	545
Universal Stainless & Alloy Products, Inc. (a)	896	12,105
Worthington Industries, Inc.	54,443	1,473,228
Yamana Gold, Inc.	13,601	26,658
		14,139,309
Paper & Forest Products - 0.4%
Boise Cascade Company (a) (b)	19,573	649,432
Clearwater Paper Corporation (a)	10,769	633,756
Domtar Corporation	37,479	1,523,896
Mercer International, Inc. (a)	5,506	66,568
P.H. Glatfelter Company	7,487	152,810
Resolute Forest Products, Inc. (a) (b)	31,084	307,110
Schweitzer-Mauduit International, Inc. (b)	1,165	46,250
		3,379,822
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.3%
Alaska Communications Systems Group, Inc. (a)	76,336	164,886
Atlantic Tele-Network, Inc.	7,409	524,113
CenturyLink, Inc.	1,612	46,103
Cogent Communications Holdings, Inc.	14,924	474,434

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Telecommunication Services - 1.6% (Continued)
Diversified Telecommunication Services - 1.3% (Continued)
General Communication, Inc. - Class A (a) (b)	108,533	$1,997,007
Hawaiian Telcom Holdco, Inc. (a)	9,051	225,370
IDT Corporation - Class B (b)	49,260	838,405
Inteliquent, Inc.	59,218	1,077,768
Intelsat S.A. (a) (b)	240,113	2,283,475
Level 3 Communications, Inc. (a)	1,283	64,791
Lumos Networks Corporation (b)	11,829	165,133
Pacific DataVision, Inc. (a)	1,331	38,918
Premiere Global Services, Inc. (a)	18,378	198,299
Verizon Communications, Inc.	1,227	57,411
Vonage Holdings Corporation (a)	245,528	1,568,924
		9,725,037
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	6,055	58,915
NTELOS Holdings Corporation (a)	100,389	641,486
Spōk Holdings, Inc.	10,064	168,371
Sprint Corporation (a)	19,165	64,586
Telephone and Data Systems, Inc. (b)	25,043	736,515
United States Cellular Corporation (a)	18,371	683,768
		2,353,641
Utilities - 1.6%
Electric Utilities - 0.5%
American Electric Power Company, Inc.	1,292	73,089
Edison International	1,032	61,930
Entergy Corporation	1,792	127,268
FirstEnergy Corporation	2,172	73,761
IDACORP, Inc.	428	26,583
Otter Tail Corporation	1	26
Pepco Holdings, Inc. (b)	6,846	182,651
Pinnacle West Capital Corporation	1,659	102,377
PNM Resources, Inc. (b)	50,749	1,338,759
UIL Holdings Corporation	17,531	840,436
Unitil Corporation	19,513	693,687
Westar Energy, Inc.	842	31,701
		3,552,268
Gas Utilities - 0.7%
AGL Resources, Inc.	1,107	53,225
New Jersey Resources Corporation	69,736	2,015,370
Sempra Energy	597	60,763
Southwest Gas Corporation	38,862	2,189,485
UGI Corporation	2,251	82,252
WGL Holdings, Inc.	9,717	543,180
		4,944,275
Independent Power and Renewable Electricity Producers - 0.1%
AES Corporation (The)	951	12,173
Atlantic Power Corporation	94,726	235,867
Pattern Energy Group, Inc.	30,323	740,791
		988,831
Multi-Utilities - 0.1%
Alliant Energy Corporation	171	10,518
Ameren Corporation	1,380	56,690

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Utilities - 1.6% (Continued)
Multi-Utilities - 0.1% (Continued)
Black Hills Corporation	24,995	$1,041,292
CenterPoint Energy, Inc.	4,257	82,330
WEC Energy Group, Inc	1	8
		1,190,838
Water Utilities - 0.2%
American States Water Company	416	16,037
American Water Works Company, Inc.	1,534	79,630
California Water Service Group	28,458	612,701
Connecticut Water Service, Inc.	19,799	673,958
Consolidated Water Company Ltd.	1,846	22,336
Middlesex Water Company	247	5,617
SJW Corporation	3,863	115,310
York Water Company (The)	243	5,186
		1,530,775

Total Common Stocks (Cost $720,585,459)		$724,072,638

OTHER INVESTMENTS - 0.9%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	42,317	$200,159
Aberdeen Chile Fund, Inc.	979	6,295
Aberdeen Global Income Fund, Inc.	200	1,644
Adams Natural Resources Fund, Inc.	7,255	148,582
AllianceBernstein Global High Income Fund, Inc.	4,600	53,636
AllianzGi Convertible & Income Fund	17,879	132,841
AllianzGi Convertible & Income Fund II	6,173	42,162
Alpine Global Premier Properties Fund	24,039	150,965
Ares Dynamic Credit Allocation Fund	700	10,591
ASA Gold and Precious Metals Ltd.	53	418
BlackRock Credit Allocation Income Trust IV	4,000	49,760
BlackRock Energy and Resources Trust	5,350	83,621
BlackRock Muni New York Intermediate Duration Fund, Inc.	1,973	27,760
BlackRock Municipal Bond Trust	7,162	108,361
BlackRock Municipal Income Quality Trust	76	1,044
BlackRock MuniVest Fund, Inc.	1	10
BlackRock MuniYield Investment Quality Fund	35	468
BlackRock MuniYield Michigan Quality Fund II, Inc.	3,273	41,109
BlackRock MuniYield Michigan Quality Fund, Inc.	4,691	62,015
BlackRock MuniYield Pennsylvania Quality Fund	8,982	121,257
BlackRock New York Municipal Bond Trust	700	9,737
BlackRock Resources & Commodities Strategy Trust	19,129	157,049
BlackRock Strategic Municipal Trust	200	2,642
Boulder Growth & Income Fund, Inc. (a)	23,970	201,588
Brookfield Global Listed Infrastructure Income Fund, Inc.	9,800	151,410
Brookfield High Income Fund	800	6,320
Calamos Convertible and High Income Fund	16,287	200,004
Calamos Convertible Opportunities and Income Fund	8,994	102,801
China Fund, Inc. (The)	7,924	140,651
ClearBridge American Energy MLP Fund, Inc.	13,461	175,531
ClearBridge Energy MLP Total Return Fund, Inc.	100	1,702

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 0.9% (Continued)	Shares	Value
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	8,599	$133,972
Cohen & Steers Quality Income Realty Fund, Inc.	1	0
Cornerstone Total Return Fund, Inc.	10,516	200,330
Credit Suisse Asset Management Income Fund, Inc.	3,700	11,174
Credit Suisse High Yield Bond Fund	5,543	13,747
Cushing MLP Total Return Fund (The)	24	83
Cushing Renaissance Fund (The)	100	1,824
Cutwater Select Income Fund	1	9
Delaware Investments Colorado Municipal Income Fund, Inc.	1,199	16,294
Delaware Investments Minnesota Municipal Income Fund II	200	2,650
Delaware Investments National Municipal Income Fund	270	3,437
Deutsche Multi-Market Income Trust	1,900	14,915
Dreyfus Municipal Bond Infrastructure Fund, Inc.	7,839	92,735
Eagle Growth & Income Fund (The) (a)	2,300	44,896
Eaton Vance California Municipal Bond Fund	100	1,149
Eaton Vance California Municipal Income Trust	3,934	49,332
Eaton Vance Massachusetts Municipal Bond Fund	683	9,262
Eaton Vance Michigan Municipal Bond Fund	590	8,225
Eaton Vance National Municipal Opportunities Trust	3,597	73,379
Eaton Vance Ohio Municipal Bond Fund	220	2,686
Eaton Vance Pennsylvania Municipal Bond Fund	300	3,711
Eaton Vance Pennsylvania Municipal Income Trust	2,926	34,512
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,964	25,375
First Trust High Income Long/Short Fund	13,264	200,286
First Trust Specialty Finance & Finance Opportunities Fund	2,200	13,574
Flaherty & Crumrine Preferred Income Opportunity Fund, Inc.	100	1,040
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	1,400	26,642
GAMCO Global Gold Natural Resources & Income Trust	26,112	137,610
GAMCO Natural Resources, Gold & Income Trust	300	1,860
Invesco Value Municipal Income Trust	1	13
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	13,877	168,883
Ivy High Income Opportunity Fund	11,015	158,286
John Hancock Tax-Advantaged Global Shareholder Yield Fund	100	965
Kayne Anderson Energy Total Return Fund, Inc.	3,405	61,596
LMP Capital and Income Fund, Inc.	600	8,748
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	90	1,293
Mexico Fund, Inc. (The)	3,200	61,824
MFS California Municipal Fund	316	3,463
MFS Charter Income Trust	46	387
MFS Multimarket Income Trust	2,500	14,925
MFS Municipal Income Trust	31,373	200,787
Miller/Howard High Dividend Fund	9,646	152,793
Morgan Stanley China A Share Fund, Inc.	7,090	201,214
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,500	28,595
New America High Income Fund, Inc.	1,362	11,591
Nuveen AMT-Free Municipal Income Fund	1	12
Nuveen Connecticut Premium Income Municipal Fund	4,826	59,649
Nuveen Energy MLP Total Return Fund	300	4,614
Nuveen Maryland Premium Income Municipal Fund	8,499	104,878

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 0.9% (Continued)	Shares	Value
Nuveen Michigan Quality Income Municipal Fund, Inc.	9,312	$123,757
Nuveen Municipal Income Fund	3,400	36,890
Nuveen New Jersey Dividend Advantage Municipal Fund	14,613	190,554
Nuveen New York Dividend Advantage Municipal Fund	14,622	197,397
Nuveen North Carolina Premium Income Municipal Fund	500	6,435
Nuveen Pennsylvania Investment Quality Municipal Fund	806	10,680
Nuveen Premium Income Municipal Fund 2	1	2
Nuveen S&P 500 Buy-Write Income Fund	21,761	286,592
Pacholder High Yield Fund, Inc.	6,069	40,541
Principal Real Estate Income Fund	1,900	34,409
RENN Global Entrepreneurs Fund, Inc. (a)	11,400	13,680
RMR Real Estate Income Fund	1	1
Salient Midstream & MLP Fund	200	3,684
Taiwan Fund, Inc. (The) (a)	524	8,258
Tortoise Energy Independence Fund, Inc.	2,500	41,825
Tortoise Pipeline & Energy Fund, Inc.	4,700	110,215
Turkish Investment Fund, Inc. (The)	1,223	11,460
Virtus Total Return Fund	2,500	10,650
Voya Asia Pacific High Dividend Equity Income Fund	4,100	42,517
Voya Natural Resources Equity Income Fund	21,813	145,275
Western Asset Emerging Markets Debt Fund, Inc.	13,823	200,019
Western Asset Emerging Markets Income Fund, Inc.	18,300	189,405
Western Asset Global Corporate Defined Opportunity Fund, Inc.	100	1,675
Western Asset Global High Income Fund, Inc.	5,205	51,842
Western Asset Global Partners Income Fund, Inc.	6,371	55,937
Western Asset High Income Fund II, Inc.	3,954	28,153
Western Asset Worldwide Income Fund, Inc.	7,656	80,388
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	600	6,588
Total Other Investments (Cost $6,698,523)		$6,690,187

RIGHTS - 0.0%(c)	Shares	Value
Wright Medical Group, Inc. (Cost $0)	79,097	$296,614

WARRANTS - 0.0%	Shares	Value
Imperial Holdings, Inc. (d) (Cost $0)	1,663	$0

CORPORATE BONDS - 0.0% (c)	Par Value	Value
Financials - 0.0% (c)
GAMCO Investors, Inc., 0.00%, due 12/31/2015	$3,100	$3,060
Gyrodyne Company of America, Inc., 5.00%, due 06/30/2017 (d)	12,110	0
Gyrodyne Company of America, Inc., Series 2, 5.00%, due 06/30/2017 (d)	227	0
Gyrodyne Company of America, Inc., Series 3, 5.00%, due 06/30/2017 (d)	303	0

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 0.0%(c) (Continued)	Par Value	Value
Gyrodyne Company of America, Inc., Series 5, 5.00%, due 06/30/2017 (d)	$303	$0
Total Corporate Bonds (Cost $12,110)		$3,060

MONEY MARKET FUNDS - 0.1%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (e)	164,992	$164,992
UMB Money Market Fiduciary, 0.01% (b) (e)	452,783	452,783
Total Money Market Funds (Cost $617,775)		$617,775

Total Investments at Value - 97.5% (Cost $727,913,867)		$731,680,274

Other Assets in Excess of Liabilities (f) - 2.5%		18,722,405

Net Assets - 100.0%		$750,402,679

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at July 31, 2015, representing 0.0% of net assets (Note 1).
(e)	The rate shown is the 7-day effective yield as of July 31, 2015.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
July 31, 2015 (Unaudited)

COMMON STOCKS - 67.0%	Shares	Value
Consumer Discretionary – 9.9%
Auto Components - 0.5%
Ballard Power Systems, Inc.	442,507	$597,384
BorgWarner, Inc.	540	26,843
China XD Plastics Company Ltd.	5,581	34,435
Dorman Products, Inc.	3,105	163,882
Drew Industries, Inc.	5,719	335,476
Federal Mogul Holdings Corporation	58,750	658,000
Fuel Systems Solutions, Inc.	63,346	394,012
Gentex Corporation	3,804	61,168
Quantum Fuel Systems Technologies Worldwide, Inc.	17,789	35,934
Shiloh Industries, Inc.	34,849	393,097
Spartan Motors, Inc.	34,624	153,731
Standard Motor Products, Inc.	12,902	471,826
Strattec Security Corporation	1,765	124,062
		3,449,850
Automobiles - 0.2%
Kandi Technologies Group, Inc.	115,899	844,904
Tesla Motors, Inc.	1,002	266,682
Winnebago Industries, Inc.	15,800	352,814
		1,464,400
Distributors - 0.1%
LKQ Corporation	2,138	67,261
VOXX International Corporation	118,533	948,264
Weyco Group, Inc.	836	24,127
		1,039,652
Diversified Consumer Services – 0.9%
2U, Inc.	29,085	933,338
American Public Education, Inc.	16,956	438,652
Apollo Education Group, Inc.	3,565	45,668
Bridgepoint Education, Inc.	5,027	47,354
Career Education Corporation	13,902	44,208
DeVry Education Group, Inc.	9,728	295,537
Graham Holdings Company - Class B	91	62,750
ITT Educational Services, Inc.	190,438	700,812
LifeLock, Inc.	138,279	1,095,170
Outerwall, Inc.	6,336	448,715
Sotheby's	4,883	204,256
Strayer Education, Inc.	4,363	242,626
Weight Watchers International, Inc.	558,172	2,232,688
		6,791,774
Hotels, Restaurants & Leisure - 2.3%
Arcos Dorados Holdings, Inc. - Class A	18,459	78,451
Biglari Holdings, Inc.	458	199,143
BJ's Restaurants, Inc.	76	3,919
Bob Evans Farms, Inc.	4,418	220,547
Caesars Acquisition Company - Class A	2,736	17,811
Caesars Entertainment Corporation	117,123	610,211
Century Casinos, Inc.	1,904	11,767
Chipotle Mexican Grill, Inc.	11	8,165
Chuy's Holdings, Inc.	3,105	88,213
Del Frisco's Restaurant Group, Inc.	10,872	173,408

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Consumer Discretionary – 9.9% (Continued)
Hotels, Restaurants & Leisure - 2.3% (Continued)
Domino's Pizza, Inc.	949	$108,034
Dunkin' Brands Group, Inc.	3,670	197,776
El Pollo Loco Holdings, Inc.	62,275	1,170,147
Famous Dave's of America, Inc.	71,752	1,277,903
Good Times Restaurants, Inc.	36,614	298,038
Habit Restaurants, Inc. (The) - Class A	59,894	1,779,451
Jamba, Inc.	74,427	1,212,416
Kona Grill, Inc.	8,685	165,362
Las Vegas Sands Corporation	3,284	184,035
Marriott International, Inc. - Class A	5	363
Morgans Hotel Group Company	43,711	262,266
Noodles & Company	73,856	1,143,291
Norwegian Cruise Line Holdings Ltd.	1,547	96,564
Papa Murphy's Holdings, Inc.	106,953	2,064,193
Popeyes Louisiana Kitchen, Inc.	15,752	955,831
Potbelly Corporation	34,531	471,003
Restaurant Brands International, Inc.	1,621	70,092
Scientific Games Corporation - Class A	63,815	963,607
Shake Shack, Inc. - Class A	12,478	849,128
Starbucks Corporation	793	45,938
Wendy's Company (The)	3,082	31,621
Wynn Resorts Ltd.	1,932	199,440
Yum! Brands, Inc.	105	9,215
Zoe's Kitchen, Inc.	45,679	2,048,703
		17,016,052
Household Durables - 0.9%
Beazer Homes USA, Inc.	12,537	240,460
Blyth, Inc.	1,235	5,693
Cavco Industries, Inc.	475	34,713
Century Communities, Inc.	43,354	875,751
Dixie Group, Inc. (The)	7,633	74,880
Garmin Ltd.	1,751	73,384
GoPro, Inc. - Class A	3,438	213,500
Hovnanian Enterprises, Inc. - Class A	1,574	3,180
iRobot Corporation	1,094	33,684
KB Home	24,262	387,707
Lennar Corporation - Class A	2,487	131,910
LGI Homes, Inc.	80,872	1,580,239
Libbey, Inc.	3,866	143,854
M/I Homes, Inc.	20,427	512,309
PulteGroup, Inc.	433	8,972
Ryland Group, Inc. (The)	5,372	244,265
SodaStream International Ltd.	1,235	22,168
Standard Pacific Corporation	71,323	641,194
Tupperware Brands Corporation	4,164	243,469
Vuzix Corporation	32,153	175,877
William Lyon Homes - Class A	53,511	1,276,772
		6,923,981
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.COM, Inc. - Class A	21,482	213,746
Blue Nile, Inc.	30,686	973,360

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Consumer Discretionary – 9.9% (Continued)
Internet & Catalog Retail - 0.6% (Continued)
Etsy, Inc.	46,864	$976,646
FTD Companies, Inc.	3,123	90,973
Gaiam, Inc. - Class A	2,040	14,158
Lands' End, Inc.	2,113	49,824
NetFlix, Inc.	2,028	231,821
Overstock.com, Inc.	1,551	32,819
PetMed Express, Inc.	34,330	578,460
priceline.com, Inc.	16	19,897
Shutterfly, Inc.	11,983	518,265
TripAdvisor, Inc.	1,680	133,358
Wayfair, Inc. - Class A	2,377	88,686
zulily, Inc. - Class A	68,255	901,649
		4,823,662
Leisure Products - 0.1%
Black Diamond, Inc.	48,968	464,951
Callaway Golf Company	9,693	88,788
JAKKS Pacific, Inc.	7,790	76,732
Mattel, Inc.	2,139	49,646
Polaris Industries, Inc.	340	46,600
Sturm Ruger & Company, Inc.	1,044	62,661
		789,378
Media - 0.9%
AMC Networks, Inc. - Class A	1,046	88,094
Cablevision Systems Corporation - Class A	4,897	138,193
Charter Communications, Inc. - Class A	535	99,435
Clear Channel Outdoor Holdings, Inc. - Class A	7,112	68,702
Discovery Communications, Inc. - Series A	5,432	179,365
DreamWorks Animation SKG, Inc. - Class A	32,416	781,550
Entercom Communications Corporation - Class A	50	527
Hemisphere Media Group, Inc.	26	360
IDI, Inc.	653	6,530
IMAX Corporation	28,085	1,050,660
Liberty Broadband - Class A	1,327	71,618
Liberty Broadband - Class C	328	17,558
Lions Gate Entertainment Corporation	1,174	45,997
Martha Stewart Living Omnimedia, Inc. - Class A	32,380	196,547
MDC Partners, Inc. - Class A	42,760	753,859
Media General, Inc.	1,183	18,774
Pandora Media, Inc.	1,494	26,175
ReachLocal, Inc.	112	319
Rentrak Corporation	12,772	874,499
SFX Entertainment, Inc.	603,679	1,919,699
Sinclair Broadcast Group, Inc. - Class A	666	19,327
Sizmek, Inc.	12,422	96,395
Starz - Series A	3,725	150,676
TEGNA, Inc.	602	17,536
Tribune Media Company - Class A	1,345	67,909
Walt Disney Company (The)	642	77,040
World Wrestling Entertainment, Inc. - Class A	13,044	255,271
		7,022,615

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Consumer Discretionary – 9.9% (Continued)
Multiline Retail - 0.3%
Bon-Ton Stores, Inc. (The)	14,858	$64,930
Dollar General Corporation	9	723
Fred's, Inc. - Class A	6,736	121,518
J. C. Penney Company, Inc.	62,487	514,893
Ross Stores, Inc.	607	32,268
Sears Holdings Corporation	30,066	647,922
Tuesday Morning Corporation	78,753	738,703
		2,120,957
Specialty Retail - 2.3%
Abercrombie & Fitch Company - Class A	85,369	1,715,063
Aéropostale, Inc.	211,253	318,992
Ascena Retail Group, Inc.	265	3,318
AutoZone, Inc.	119	83,412
bebe stores, inc.	308,491	567,623
Bed Bath & Beyond, Inc.	758	49,444
Big 5 Sporting Goods Corporation	22	242
Boot Barn Holdings, Inc.	9,323	294,607
Buckle, Inc. (The)	22,286	985,710
Build-A-Bear Workshop, Inc.	2,345	40,920
Cabela's, Inc.	1,171	52,028
CarMax, Inc.	601	38,771
Christopher & Banks Corporation	103,888	335,558
Conn's, Inc.	28,448	982,025
Container Store Group, Inc. (The)	117,505	2,136,241
Destination Maternity Corporation	13,453	132,781
Destination XL Group, Inc.	14,413	70,480
Finish Line, Inc. (The) - Class A	28,368	779,836
Five Below, Inc.	29,123	1,073,765
Foot Locker, Inc.	1,085	76,547
Francesca's Holdings Corporation	3,596	43,727
GameStop Corporation - Class A	6,104	279,868
Genesco, Inc.	6,421	415,374
Guess?, Inc.	6,601	144,496
hhgregg, Inc.	17,755	59,479
Hibbett Sports, Inc.	2,350	107,043
Kirkland's, Inc.	734	20,024
Lumber Liquidators Holdings, Inc.	104,248	2,011,986
Mattress Firm Holding Corporation	11,820	731,067
Monro Muffler Brake, Inc.	4,137	261,665
O'Reilly Automotive, Inc.	416	99,969
Pier 1 Imports, Inc.	18,507	218,568
Select Comfort Corporation	32,577	848,305
Signet Jewelers Ltd.	4	485
Sportman's Warehouse Holdings, Inc.	51,954	607,342
Stage Stores, Inc.	2,244	39,494
Tiffany & Company	473	45,266
Tile Shop Holdings, Inc. (The)	19,464	277,946
Tilly's, Inc. - Class A	54	489
Ulta Salon Cosmetics & Fragrance, Inc.	338	56,118
Urban Outfitters, Inc.	1,663	54,247
Vitamin Shoppe, Inc.	2,127	78,189

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Consumer Discretionary – 9.9% (Continued)
Specialty Retail - 2.3% (Continued)
Zumiez, Inc.	47,049	$1,227,979
		17,366,489
Textiles, Apparel & Luxury Goods - 0.8%
CROCS, Inc.	54,707	860,541
Hanesbrands, Inc.	2,942	91,290
Iconix Brand Group, Inc.	32,215	700,032
Kate Spade & Company	1,486	29,898
Lakeland Industries, Inc.	1,530	16,065
lululemon athletica, Inc.	1,779	111,828
Michael Kors Holdings Ltd.	1,372	57,610
Sequential Brands Group, Inc.	51,195	907,688
Skechers U.S.A., Inc. - Class A	283	42,577
Under Armour, Inc. - Class A	1,970	195,680
Vera Bradley, Inc.	100,117	1,087,271
Vince Holding Corporation	174,402	1,710,884
		5,811,364
Consumer Staples - 2.2%
Beverages - 0.1%
Brown-Forman Corporation - Class B	435	47,158
Castle Brands, Inc.	94,861	111,936
Constellation Brands, Inc. - Class A	350	42,007
Craft Brew Alliance, Inc.	64,364	664,880
Dr Pepper Snapple Group, Inc.	9	722
Monster Beverage Corporation	1,305	200,383
		1,067,086
Food & Staples Retailing - 0.4%
Chefs' Warehouse, Inc. (The)	69,099	1,188,503
Diplomat Pharmacy, Inc.	5,901	272,508
Fairway Group Holdings Corporation	130,574	391,722
Fresh Market, Inc. (The)	8,472	258,396
Natural Grocers by Vitamin Cottage, Inc.	5,238	140,064
PriceSmart, Inc.	4,513	437,355
Sprouts Farmers Market, Inc.	5,154	126,376
SUPERVALU, Inc.	63	581
Sysco Corporation	202	7,334
United Natural Foods, Inc.	968	44,073
Village Super Market, Inc. - Class A	473	13,566
Walgreen Boots Alliance, Inc.	1,208	116,729
Wal-Mart Stores, Inc.	456	32,823
Whole Foods Market, Inc.	200	7,280
		3,037,310
Food Products - 1.1%
Alico, Inc.	5,439	243,776
Amira Nature Foods Ltd.	51,519	631,623
Boulder Brands, Inc.	189,820	1,581,201
Farmer Brothers Company	9	213
Freshpet, Inc.	133,113	2,199,027
Hain Celestial Group, Inc. (The)	2,248	152,819
Inventure Foods, Inc.	54,434	535,086
John B. Sanfilippo & Son, Inc.	11,885	617,901
Kellogg Company	1,038	68,684

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Consumer Staples - 2.2% (Continued)
Food Products - 1.1% (Continued)
Keurig Green Mountain, Inc.	1,873	$140,550
Lifeway Foods, Inc.	66	971
Limoneira Company	3,696	76,101
McCormick & Company, Inc.	1,199	98,330
Omega Protein Corporation	72,668	1,033,339
Pilgrim's Pride Corporation	3,000	64,920
Pinnacle Foods, Inc.	2,697	121,230
Post Holdings, Inc.	9	484
S&W Seed Company	573	2,561
Sanderson Farms, Inc.	4,587	330,310
		7,899,126
Household Products - 0.0% (a)
Central Garden & Pet Company - Class A	2,315	23,335
HRG Group, Inc.	1,859	26,491
		49,826
Personal Products - 0.6%
China-Biotics, Inc. (b)	535,616	0
Coty, Inc. - Class A	3,216	85,964
DS Healthcare Group, Inc.	118,676	415,366
Elizabeth Arden, Inc.	47,368	499,259
Herbalife Ltd.	5,566	281,027
IGI Laboratories, Inc.	193,250	1,700,600
Medifast, Inc.	13,013	401,711
Natural Health Trends Corporation	36,975	1,120,343
		4,504,270
Tobacco - 0.0% (a)
Alliance One International, Inc.	5,403	122,108
Altria Group, Inc.	171	9,299
		131,407
Energy - 5.0%
Energy Equipment & Services – 1.9%
Amec Foster Wheeler plc - ADR	4,833	61,427
CARBO Ceramics, Inc.	46,695	1,533,931
Diamond Offshore Drilling, Inc.	16,086	353,088
Ensco plc - Class A	534	8,854
Fairmount Santrol Holdings, Inc.	117,452	702,363
Forum Energy Technologies, Inc.	11,800	180,304
Geospace Technologies Corporation	89,592	1,562,484
Gulfmark Offshore, Inc. - Class A	114,747	1,080,917
Helix Energy Solutions Group, Inc.	55,041	460,693
Helmerich & Payne, Inc.	862	49,772
Independence Contract Drilling, Inc.	33,977	249,391
ION Geophysical Corporation	564,855	446,179
Key Energy Services, Inc.	80,745	73,486
McDermott International, Inc.	191,583	842,965
Mitcham Industries, Inc.	4,699	19,407
National Oilwell Varco, Inc.	799	33,662
Natural Gas Services Group, Inc.	16,931	340,652
North Atlantic Drilling Ltd.	50,659	47,645
Nuverra Environmental Solutions, Inc.	148,156	417,800
RigNet, Inc.	6,960	180,473

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Energy - 5.0% (Continued)
Energy Equipment & Services – 1.9% (Continued)
SEACOR Holdings, Inc.	19,747	$1,247,418
Seadrill Ltd.	17,108	152,432
Synthesis Energy Systems, Inc.	762,931	953,664
Tidewater, Inc.	97,573	1,905,600
Transocean Ltd.	4,470	59,272
US Silica Holdings, Inc.	61,754	1,390,700
		14,354,579
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corporation	104,443	196,353
Alon USA Energy, Inc.	11,178	208,023
Amyris, Inc.	285,051	464,633
Antero Resources Corporation	715	19,670
Approach Resources, Inc.	130,282	506,797
Ardmore Shipping Corporation	1,078	14,165
Baytex Energy Corporation	28	239
Black Stone Minerals, L.P.	107	1,512
Cheniere Energy, Inc.	2,385	164,493
Chesapeake Energy Corporation	25,907	224,355
Chevron Corporation	182	16,103
Clayton Williams Energy, Inc.	2,403	96,793
Clean Energy Fuels Corporation	322,820	1,859,443
Cobalt International Energy, Inc.	23,471	180,961
Comstock Resources, Inc.	179,629	226,333
CONSOL Energy, Inc.	3,418	56,465
Continental Resources, Inc.	280	9,355
Diamondback Energy, Inc.	8	538
Eclipse Resources Corporation	12,401	47,744
Emerald Oil, Inc.	94,516	159,732
Enbridge Energy Management, LLC	2,620	83,054
Energy XXI (Bermuda) Ltd.	1,373,076	2,430,345
Enviva Partners, L.P.	634	9,795
Erin Energy Corporation	313,111	1,293,148
Exxon Mobil Corporation	558	44,199
Feishang Anthracite Resources Ltd.	11,150	3,345
Frontline Ltd.	65,536	202,506
Gevo, Inc.	197,883	522,411
Golar LNG Ltd.	4,694	202,171
Goodrich Petroleum Corporation	109,167	97,835
Gran Tierra Energy, Inc.	171	376
Green Plains, Inc.	6,169	138,494
Halcon Resources Corporation	1,309,714	1,440,685
Kosmos Energy Ltd.	11,575	83,340
Laredo Petroleum, Inc.	63,061	540,433
LinnCo, LLC	13,628	53,149
Magnum Hunter Resources Corporation	73,067	70,115
Navios Maritime Midstream Partners, L.P.	2,448	37,283
Nordic American Offshore Ltd.	14,936	106,494
Oasis Petroleum, Inc.	64,303	619,238
Occidental Petroleum Corporation	104	7,301
Peabody Energy Corporation	724,561	869,473
Penn Virginia Corporation	212,020	284,107

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Energy - 5.0% (Continued)
Oil, Gas & Consumable Fuels - 3.1% (Continued)
REX American Resources Corporation	801	$41,364
Rex Energy Corporation	449,428	1,006,719
Rice Energy, Inc.	7,497	135,321
Ring Energy, Inc.	67,144	548,567
Sanchez Energy Corporation	41,551	304,569
Ship Finance International Ltd.	1,818	30,415
Solazyme, Inc.	1,026,700	2,402,478
Teekay Tankers Ltd. - Class A	36,749	263,490
Transatlantic Petroleum Ltd.	187	613
Triangle Petroleum Corporation	322,457	1,196,315
Ultra Petroleum Corporation	33,962	264,224
Uranium Energy Corporation	1,383,025	1,853,254
W&T Offshore, Inc.	380,735	1,435,371
Williams Companies, Inc. (The)	879	46,130
		23,121,834
Financials - 10.1%
Banks - 2.3%
Associated Banc-Corp	3,552	70,010
BancFirst Corporation	1,032	65,646
Bancorp, Inc. (The)	54,575	455,701
BancorpSouth, Inc.	8,487	214,466
Bank of Hawaii Corporation	2,207	148,906
Bank of Marin Bancorp	107	5,208
BBCN Bancorp, Inc.	21,081	323,593
BOK Financial Corporation	917	60,944
Bridge Bancorp, Inc.	2,957	76,468
Camden National Corporation	471	18,962
Capital Bank Financial Corporation - Class A	32,425	971,777
Cascade Bancorp	27,909	144,010
City Holding Company	20,255	976,696
City National Corporation	1	90
Comerica, Inc.	170	8,063
Commerce Bancshares, Inc.	1,967	92,626
Community Bank System, Inc.	31,612	1,208,527
Community Trust Bancorp, Inc.	125	4,376
Cullen/Frost Bankers, Inc.	1,002	72,595
CVB Financial Corporation	1,053	18,649
Eagle Bancorp, Inc.	918	40,759
Enterprise Financial Services Corporation	383	9,242
First BanCorporation (Puerto Rico)	254,748	1,097,964
First Commonwealth Financial Corporation	80,710	742,532
First Financial Bankshares, Inc.	48,841	1,659,617
First Financial Corporation	452	14,997
First Horizon National Corporation	926	14,677
First Interstate BancSystem, Inc. - Class A	1,616	44,812
First Niagara Financial Group, Inc.	16,801	163,138
FNB Corporation	3,949	54,457
Fulton Financial Corporation	15,668	203,057
Glacier Bancorp, Inc.	6,577	184,814
Green Bancorp, Inc.	1,215	16,609
Heartland Financial USA, Inc.	1,164	43,860

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Financials - 10.1% (Continued)
Banks - 2.3% (Continued)
Heritage Financial Corporation	368	$6,514
Independent Bank Corporation (Massachusetts)	9,686	468,415
Independent Bank Corporation (Michigan)	131	1,868
Independent Bank Group, Inc.	11,693	520,105
Investors Bancorp, Inc	5,571	67,855
Lakeland Bancorp, Inc.	4,973	56,195
M&T Bank Corporation	199	26,099
MainSource Financial Group, Inc.	300	6,567
Metro Bancorp, Inc.	33	807
MidSouth Bancorp, Inc.	16,890	235,615
Northrim BanCorp, Inc.	1,476	37,328
OFG Bancorp	87,395	704,404
Old Line Bancshares, Inc.	240	3,797
Old National Bancorp	36,734	528,602
Opus Bank	489	19,144
Park National Corporation	10,892	954,139
Park Sterling Corporation	7,316	52,968
Pinnacle Financial Partners, Inc.	854	45,339
Popular, Inc.	2,587	79,214
PrivateBancorp, Inc.	1,318	54,486
Renasant Corporation	1,479	47,550
Southside Bancshares, Inc.	14,855	405,839
Southwest Bancorp, Inc.	1,028	18,021
State Bank Financial Corporation	451	9,133
Sterling Bancorp	2,221	33,071
Stock Yards Bancorp, Inc.	443	16,329
Tompkins Financial Corporation	3,805	205,660
TowneBank	1,970	34,770
Tristate Capital Holdings, Inc.	8,470	106,976
Trustmark Corporation	4,163	100,079
UMB Financial Corporation	4,509	247,183
Umpqua Holdings Corporation	30	532
Union Bankshares Corporation	23,678	584,373
United Bankshares, Inc.	15,464	626,756
United Community Banks, Inc.	5,710	119,168
Valley National Bancorp	1,848	18,332
Washington Trust Bancorp, Inc.	339	13,482
Westamerica Bancorporation	28,004	1,371,636
Wilshire Bancorp, Inc.	20,868	242,486
		17,298,685
Capital Markets - 0.8%
Actua Corporation	11,382	167,657
Calamos Asset Management, Inc. - Class A	5,406	64,926
CM Finance, Inc.	2,092	25,292
Cowen Group, Inc. - Class A	46,400	262,160
Diamond Hill Investment Group, Inc.	7	1,347
Eaton Vance Corporation	1,574	60,379
FBR & Company	8,830	207,505
Federated Investors, Inc. - Class B	3,716	125,266
Fidus Investment Corporation	19,861	290,964
Financial Engines, Inc.	4,909	225,127

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Financials - 10.1% (Continued)
Capital Markets - 0.8% (Continued)
FS Investment Corporation	14,336	$145,367
FXCM, Inc. - Class A	320,962	353,058
Gladstone Capital Corporation	2,225	17,577
Gladstone Investment Corporation	9,584	76,672
Goldman Sachs Group, Inc. (The)	280	57,420
Golub Capital BDC, Inc.	4	65
Greenhill & Company, Inc.	1,717	67,530
GSV Capital Corporation	2,802	27,684
Horizon Technology Finance Corporation	804	8,378
INTL FCStone, Inc.	6,623	193,127
Invesco Ltd.	12	463
KCAP Financial, Inc.	27	139
Ladenburg Thalmann Financial Services, Inc.	54,560	165,862
LPL Financial Holdings, Inc.	3,713	175,068
Manning & Napier, Inc.	30,268	302,680
MCG Capital Corporation	5,815	25,470
Medley Capital Corporation	18	157
Morgan Stanley	214	8,312
MVC Capital, Inc.	1,299	12,717
New Mountain Finance Corporation	4,610	66,891
OHA Investment Corporation	5,045	26,234
Oppenheimer Holdings, Inc. - Class A	2,251	51,098
PennantPark Floating Rate Capital Ltd.	20,875	278,681
RCS Capital Corporation - Class A	378,618	2,207,343
Safeguard Scientifics, Inc.	16,705	306,704
Stellus Capital Investment Corporation	7,704	78,658
TD Ameritrade Holding Corporation	1,138	41,799
THL Credit, Inc.	1,085	12,987
Triangle Capital Corporation	1,113	24,197
UBS Group A.G.	1,432	33,022
Virtu Financial, Inc. - Class A	509	11,961
		6,207,944
Consumer Finance - 0.6%
Atlanticus Holdings Corporation	47,928	187,878
Cash America International, Inc.	3,308	91,731
Credit Acceptance Corporation	276	66,298
Encore Capital Group, Inc.	35,350	1,520,403
EZCORP, Inc. - Class A	19,218	136,255
Green Dot Corporation - Class A	11,530	238,901
JG Wentworth Company (The) - Class A	13,279	109,419
Regional Management Corporation	4,218	81,492
Santander Consumer USA Holdings, Inc.	2,237	54,091
SLM Corporation	77	703
Synchrony Financial	2,417	83,048
World Acceptance Corporation	32,485	1,767,834
		4,338,053
Diversified Financial Services - 0.3%
CBOE Holdings, Inc.	130	8,058
CME Group, Inc.	1,041	99,978
FNFV Group	13,263	193,109
GAIN Capital Holdings, Inc.	3,131	21,854

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Financials - 10.1% (Continued)
Diversified Financial Services - 0.3% (Continued)
Global Eagle Entertainment, Inc.	6,690	$83,090
Medallion Financial Corporation	15,104	119,020
MSCI, Inc.	163	11,110
NewStar Financial, Inc.	1,158	13,398
On Deck Capital, Inc.	104,322	1,394,785
PHH Corporation	7,090	176,966
		2,121,368
Insurance - 0.8%
Ambac Financial Group, Inc.	50,069	803,107
American Equity Investment Life Holding Company	7,323	216,322
AmTrust Financial Services, Inc.	1,061	73,750
Arch Capital Group Ltd.	462	32,968
Assurant, Inc.	629	46,923
Assured Guaranty Ltd.	1,579	38,622
Cincinnati Financial Corporation	541	29,869
Citizens, Inc.	178,538	1,208,702
eHealth, Inc.	29,950	487,287
Endurance Specialty Holdings Ltd.	3,239	225,078
Enstar Group, Inc. (The)	570	91,194
Greenlight Capital Re Ltd. - Class A	9,391	261,258
Hanover Insurance Group, Inc. (The)	1,738	140,517
Kansas City Life Insurance Company	819	38,567
Markel Corporation	36	32,031
MBIA, Inc.	254,857	1,516,399
Mercury General Corporation	1,507	85,070
Montpelier Re Holdings Ltd.	1,188	50,668
Old Republic International Corporation	2,812	47,045
Phoenix Companies, Inc. (The)	17,413	240,299
Primerica, Inc.	424	19,178
Progressive Corporation (The)	371	11,316
State Auto Financial Corporation	2,649	64,106
Symetra Financial Corporation	1,507	37,735
Third Point Reinsurance Ltd.	13,097	194,621
Torchmark Corporation	1,099	67,709
United Insurance Holdings Corporation	18	289
Universal Insurance Holdings, Inc.	943	25,857
W.R. Berkley Corporation	1,983	110,493
		6,196,980
Real Estate Investment Trusts (REIT) - 4.1%
Acadia Realty Trust	24,476	782,742
Alexander's, Inc.	754	305,724
American Campus Communities, Inc.	6,029	225,002
American Homes 4 Rent - Class A	36,912	610,894
American Residential Properties, Inc.	24,205	447,793
Apartment Investment & Management Company - Class A	12,775	499,247
Associated Estates Realty Corporation	26,692	767,395
AvalonBay Communities, Inc.	3,328	573,548
Boston Properties, Inc.	1,280	157,798
Camden Property Trust	2,025	161,251
CoreSite Realty Corporation	857	43,021
CubeSmart	27,313	714,508

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Financials - 10.1% (Continued)
Real Estate Investment Trusts (REIT) - 4.1% (Continued)
CyrusOne, Inc.	19,018	$584,613
Digital Realty Trust, Inc.	9,852	633,188
Douglas Emmett, Inc.	15,431	452,283
Duke Realty Corporation	20,306	409,572
Education Realty Trust, Inc.	1,916	60,622
EPR Properties	14,146	808,020
Equity Lifestyle Properties, Inc.	12,383	716,728
Equity One, Inc.	19,340	496,458
Equity Residential	4,009	299,913
Essex Property Trust, Inc.	1,165	262,020
Excel Trust, Inc.	27,038	428,282
Extra Space Storage, Inc.	8,747	643,079
Federal Realty Investment Trust	5,254	718,695
First Industrial Realty Trust, Inc.	3,031	63,469
Franklin Street Properties Corporation	49,418	581,650
Getty Realty Corporation	7,989	132,777
Government Properties Income Trust	3,599	62,155
Health Care REIT, Inc.	728	50,501
Healthcare Trust of America, Inc. - Class A	19,420	488,025
Home Properties, Inc.	1,715	126,396
Hudson Pacific Properties, Inc.	12,569	386,874
Kilroy Realty Corporation	9,881	700,069
LTC Properties, Inc.	5,477	240,276
Medical Properties Trust, Inc.	1,647	22,515
Monmouth Real Estate Investment Corporation	60,094	602,142
Monogram Residential Trust, Inc.	74,441	695,279
National Retail Properties, Inc.	5,364	199,380
New Senior Investment Group, Inc.	49,359	638,705
Omega Healthcare Investors, Inc.	7,132	258,606
Parkway Properties, Inc.	8,307	149,028
Pennsylvania Real Estate Investment Trust	14,804	324,504
Physicians Realty Trust	47,934	768,861
Post Properties, Inc.	5,429	309,127
Preferred Apartment Communities, Inc. - Class A	20,350	230,566
Prologis, Inc.	14,672	595,830
Public Storage	3,937	807,794
QTS Realty Trust, Inc. - Class A	13,636	565,894
Realty Income Corporation	10,291	496,952
Regency Centers Corporation	5,332	341,088
Retail Opportunity Investments Corporation	32,029	549,297
Sabra Health Care REIT, Inc.	20,010	547,274
Silver Bay Realty Trust Corporation	38,883	630,293
Simon Property Group, Inc.	1,283	240,203
Sovran Self Storage, Inc.	5,182	493,378
STAG Industrial, Inc.	9,291	182,475
Sun Communities, Inc.	10,884	756,547
Terreno Realty Corporation	41,801	876,567
Trade Street Residential, Inc.	21,351	149,671
UDR, Inc.	6,200	209,622
Universal Health Realty Income Trust	9,633	471,728
Walter Investment Management Corporation	131,289	2,862,100

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Financials - 10.1% (Continued)
Real Estate Investment Trusts (REIT) - 4.1% (Continued)
Washington Real Estate Investment Trust	13,098	$351,550
Weingarten Realty Investors	10,357	364,359
Wheeler Real Estate Investment Trust, Inc.	36,824	70,334
Whitestone REIT	46,246	597,961
		30,994,218
Thrifts & Mortgage Finance - 1.2%
Banc of California, Inc.	15,256	185,055
BBX Capital Corporation - Class A	26	415
Capitol Federal Financial, Inc.	20,020	240,640
EverBank Financial Corporation	736	14,676
First Financial Northwest, Inc.	3,669	45,606
Flushing Financial Corporation	29,615	614,807
HomeStreet, Inc.	3,686	83,341
Impac Mortgage Holdings, Inc.	97,524	2,132,850
LendingTree, Inc.	780	64,678
Nationstar Mortgage Holdings, Inc.	42,869	795,220
New York Community Bancorp, Inc.	3,320	63,180
NMI Holdings, Inc. - Class A	9,948	79,584
Northfield Bancorp, Inc.	3,071	46,249
Northwest Bancshares, Inc.	113,000	1,433,970
Ocwen Financial Corporation	110,231	929,247
People's United Financial, Inc.	4,716	76,729
TFS Financial Corporation	340	5,732
TrustCo Bank Corporation	236,219	1,471,644
United Financial Bancorp, Inc.	504	6,799
Walker & Dunlap, Inc.	7,307	175,003
Waterstone Financial, Inc.	11,281	145,638
WSFS Financial Corporation	3,903	112,055
		8,723,118
Health Care - 13.9%
Biotechnology - 7.0%
Abeona Therapeutics, Inc.	182,371	1,176,293
Acceleron Pharma, Inc.	21	601
Achillion Pharmaceuticals, Inc.	22,112	188,394
Actinium Pharmaceuticals, Inc.	23,953	54,134
Advaxis, Inc.	96,715	1,611,272
Aegerion Pharmaceuticals, Inc.	239	4,572
Agios Pharmaceuticals, Inc.	630	69,413
Akebia Therapeutics, Inc.	67,608	635,515
Alnylam Pharmaceuticals, Inc.	286	36,445
Amicus Therapeutics, Inc.	12,939	222,421
Anacor Pharmaceuticals, Inc.	487	72,656
ARCA Biopharma, Inc.	154,365	165,171
Ardelyx, Inc.	7,263	143,226
Arena Pharmaceuticals, Inc.	21,823	88,165
ARIAD Pharmaceuticals, Inc.	103,815	847,130
Arrowhead Research Corporation	140,842	870,404
Asterias Biotherapeutics, Inc.	153,131	753,405
aTyr Pharma, Inc.	3,775	70,781
Avalanche Biotechnologies, Inc.	49,523	728,979
BIND Therapeutics, Inc.	102,357	502,573

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Biotechnology - 7.0% (Continued)
Biocept, Inc.	137,053	$326,186
BioCryst Pharmaceuticals, Inc.	1,769	27,384
BioMarin Pharmaceutical, Inc.	913	133,545
bluebird bio, Inc.	162	26,864
Blueprint Medicines Corporation	392	10,592
Caladrius Biosciences, Inc.	456,789	753,702
Calithera Biosciences, Inc.	90,767	671,676
Cancer Genetics, Inc.	1,778	18,971
Catalyst Pharmaceutical Partners, Inc.	4,444	21,953
Cellular Biomedicine Group, Inc.	22,095	617,555
ChemoCentryx, Inc.	8,425	69,422
Chimerix, Inc.	4,291	230,598
Cleveland BioLabs, Inc.	97,943	384,916
Codexis, Inc.	4,453	14,472
Conatus Pharmaceuticals, Inc.	96,146	455,732
CorMedix, Inc.	371,367	1,299,785
CytRx Corporation	570,105	1,550,686
Dynavax Technologies Corporation	9,052	266,219
Epizyme, Inc.	65,637	1,464,362
Esperion Therapeutics, Inc.	4,365	270,630
Exact Sciences Corporation	32,204	775,150
Exelixis, Inc.	223,820	1,282,489
Fibrocell Science, Inc.	155	1,011
Fortress Biotech, Inc.	109,851	370,198
Galena Biopharma, Inc.	1,103,784	1,810,206
Galmed Pharmaceuticals Ltd.	14	142
Heron Therapeutics, Inc.	1,321	42,721
Idera Pharmaceuticals, Inc.	209,873	751,345
Ignyta, Inc.	50,520	700,207
Immune Design Corporation	282	5,460
Immunomedics, Inc.	105,115	215,486
Incyte Corporation	515	53,704
Infinity Pharmaceuticals, Inc.	17,866	156,149
Inotek Pharmaceuticals Corporation	2,058	26,733
Inovio Pharmaceuticals, Inc.	79,638	580,561
Insys Therapeutics, Inc.	1,204	54,084
Intercept Pharmaceuticals, Inc.	388	102,358
Intrexon Corporation	2,603	169,846
Isis Pharmaceuticals, Inc.	776	42,626
IsoRay, Inc.	146,872	204,152
Juno Therapeutics, Inc.	1,439	70,396
Karyopharm Therapeutics, Inc.	12,431	255,084
Keryx Biopharmaceuticals, Inc.	228,090	1,820,158
Kindred Biosciences, Inc.	4,021	25,091
Kite Pharma, Inc.	2,066	150,343
KYTHERA Biopharmaceuticals, Inc.	6,345	472,829
La Jolla Pharmaceutical Company	34,181	1,039,102
Ligand Pharmaceuticals, Inc.	182	19,703
MannKind Corporation	553,863	2,376,072
Medgenics, Inc.	13,125	106,050
MediciNova, Inc.	53,678	199,682

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Biotechnology - 7.0% (Continued)
Mirati Therapeutics, Inc.	78	$2,232
Myriad Genetics, Inc.	2,077	70,867
Neothetics, Inc.	2,032	28,712
NephroGenex, Inc.	15,925	70,389
Neuralstem, Inc.	265,556	459,412
Northwest Biotherapeutics, Inc.	221,577	2,530,409
Novavax, Inc.	18,851	227,343
Omeros Corporation	95,488	1,537,357
OPKO Health, Inc.	2,064	33,788
Orexigen Therapeutics, Inc.	92,427	369,708
Organovo Holdings, Inc.	377,380	1,275,544
OvaScience, Inc.	73,223	2,086,856
Pieris Pharmaceuticals, Inc.	1,316	4,211
Pluristem Therapeutics, Inc.	5,655	13,515
Portola Pharmaceuticals, Inc.	4,396	217,338
PTC Therapeutics, Inc.	1,074	55,000
Radius Health, Inc.	3,003	235,195
Raptor Pharmaceutical Corporation	744	10,595
Receptos, Inc.	523	119,171
Regeneron Pharmaceuticals, Inc.	118	65,332
Regulus Therapeutics, Inc.	8,236	67,535
Retrophin, Inc.	836	26,535
Rosetta Genomics Ltd.	4,601	14,079
Sarepta Therapeutics, Inc.	48,219	1,539,151
Seattle Genetics, Inc.	3,191	152,753
Spectrum Pharmaceuticals, Inc.	48,043	332,217
Sunesis Pharmaceuticals, Inc.	174,307	243,158
Synergy Pharmaceuticals, Inc.	163,926	1,495,005
Tekmira Pharmaceuticals Corporation	1,065	11,534
Tenax Therapeutics, Inc.	4,186	15,530
TESARO, Inc.	3,498	202,884
TG Therapeutics, Inc.	103	1,797
Theravance, Inc.	36,977	566,488
Tonix Pharmaceuticals Holding Corporation	134,964	1,137,747
TrovaGene, Inc.	205,072	1,615,967
Vascular Biogenics Ltd.	37,518	225,108
Verastem, Inc.	104,791	764,974
Versartis, Inc.	43,978	796,002
Vertex Pharmaceuticals, Inc.	63	8,505
Vitae Pharmaceuticals, Inc.	14,049	142,035
Vital Therapies, Inc.	57,044	925,254
XBiotech, Inc.	773	14,416
ZIOPHARM Oncology, Inc.	172,851	2,309,289
		52,756,875
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	8,994	450,240
Accuray, Inc.	11,509	73,427
Anika Therapeutics, Inc.	18,739	710,208
Antares Pharma, Inc.	91,155	192,337
AtriCure, Inc.	24,861	690,887
Avinger, Inc.	1,680	27,233

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Health Care Equipment & Supplies - 2.6% (Continued)
Baxter International, Inc.	13	$521
Becton, Dickinson and Company	139	21,149
Boston Scientific Corporation	3,916	67,903
Capnia, Inc.	3,920	8,546
Cerus Corporation	387,543	2,104,358
Cutera, Inc.	9,719	147,534
CytoSorbents Corporation	18,711	122,183
Derma Sciences, Inc.	124,460	889,889
DexCom, Inc.	642	54,345
Endologix, Inc.	15,458	220,431
GenMark Diagnostics, Inc.	173,197	1,472,175
Great Basin Scientific, Inc.	71,002	197,386
HeartWare International, Inc.	329	29,844
IDEXX Laboratories, Inc.	2,069	150,478
Insulet Corporation	24,830	841,489
InVivo Therapeutics Holdings Corporation	3,538	51,478
IRADIMED Corporation	7,097	176,006
Meridian Bioscience, Inc.	2,325	42,059
Novadaq Technologies, Inc.	7,078	81,185
PhotoMedex, Inc.	78,368	86,988
Quidel Corporation	20,989	434,682
ResMed, Inc.	2,883	167,070
ReWalk Robotics Ltd.	36,134	378,323
Rockwell Medical, Inc.	171,845	2,371,461
Second Sight Medical Products, Inc.	187,710	2,648,588
Spectranetics Corporation (The)	63,535	1,086,449
STAAR Surgical Company	49,676	435,659
SurModics, Inc.	2,453	57,621
Synergetics USA, Inc.	5,869	28,347
Tandem Diabetes Care, Inc.	79,077	992,416
Tornier N.V.	114	2,837
TriVascular Technologies, Inc.	5,489	34,910
Unilife Corporation	921,195	1,621,303
Wright Medical Group, Inc.	13,132	339,331
		19,509,276
Health Care Providers & Services - 1.5%
AAC Holdings, Inc.	35,542	1,350,951
Acadia Healthcare Company, Inc.	874	69,728
Accretive Health, Inc.	18,634	48,635
Adeptus Health, Inc. - Class A	9,922	1,090,329
Air Methods Corporation	15,795	622,165
Bio-Reference Laboratories, Inc.	5,596	248,294
BioScrip, Inc.	502,851	1,262,156
Centene Corporation	1,211	84,927
CIGNA Corporation	593	85,428
Cross Country Healthcare, Inc.	57	688
ExamWorks Group, Inc.	10,732	376,479
Express Scripts Holding Company	1,020	91,871
Hanger, Inc.	11,155	241,394
HealthEquity, Inc.	5,246	176,580
Healthways, Inc.	31,915	404,044

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Health Care Providers & Services - 1.5% (Continued)
HMS Holdings Corporation	91,751	$1,056,972
Humana, Inc.	489	89,042
Kindred Healthcare, Inc.	10,184	210,096
Laboratory Corporation of America Holdings	736	93,685
Landauer, Inc.	14,644	519,569
MEDNAX, Inc.	1,350	114,264
Nobilis Health Corporation	2,248	13,241
Omnicare, Inc.	1,372	132,878
Quest Diagnostics, Inc.	821	60,598
Tenet Healthcare Corporation	889	50,051
Trupanion, Inc.	154,298	1,191,181
Veracyte, Inc.	137,405	1,593,898
		11,279,144
Health Care Technology - 0.3%
athenahealth, Inc.	901	126,104
Castlight Health, Inc. - Class B	213,991	1,536,455
Computer Programs and Systems, Inc.	10,791	504,695
Connecture, Inc.	3,654	34,457
Veeva Systems, Inc. - Class A	3,853	103,723
		2,305,434
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc.	101,744	2,836,623
Albany Molecular Research, Inc.	6,629	140,137
BG Medicine, Inc.	2,325	4,138
Bio-Techne Corporation	1,172	128,193
Bruker Corporation	1,741	36,648
Fluidigm Corporation	2,830	56,685
Illumina, Inc.	237	51,974
Luminex Corporation	1,429	24,622
Mettler-Toledo International, Inc.	120	40,512
NanoString Technologies, Inc.	17,326	265,261
Pacific Biosciences of California, Inc.	216,682	1,232,921
QIAGEN N.V.	407	11,388
		4,829,102
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc.	571,323	2,353,851
Aerie Pharmaceuticals, Inc.	17,531	318,012
Agile Therapeutics, Inc.	28,993	264,706
Ampio Pharmaceuticals, Inc.	756,383	2,027,106
ANI Pharmaceuticals, Inc.	706	50,147
Aoxing Pharmaceutical Company, Inc.	270,155	445,756
Assembly Biosciences, Inc.	11,293	169,395
BioDelivery Sciences International, Inc.	40,548	330,466
Bio-Path Holdings, Inc.	25,067	32,086
Bristol-Myers Squibb Company	1,359	89,205
Cempra, Inc.	14,768	618,189
ContraVir Pharmaceuticals, Inc.	11,536	55,604
DURECT Corporation	63,288	148,727
Egalet Corporation	431	4,995
Endo International plc	465	40,706
Endocyte, Inc.	21,983	113,432

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Pharmaceuticals - 1.8% (Continued)
Flex Pharma, Inc.	445	$6,938
Intellipharmaceutics International, Inc.	92,095	310,360
Lipocine, Inc.	37,991	469,569
Marinus Pharmaceuticals, Inc.	28,652	472,472
Mylan N.V.	204	11,422
Nektar Therapeutics	37	467
Neuroderm Ltd.	73	1,386
Ocera Therapeutics, Inc.	7,086	27,777
Ocular Therapeutix, Inc.	1,227	28,331
Oculus Innovative Sciences, Inc.	175,102	250,396
Oramed Pharmaceuticals, Inc.	30,445	200,328
Pfizer, Inc.	308	11,106
Repros Therapeutics, Inc.	22,461	166,211
Rock Creek Pharmaceuticals, Inc.	16,029	18,754
Tetraphase Pharmaceuticals, Inc.	21,022	999,596
TherapeuticsMD, Inc.	22,816	177,737
Theravance Biopharma, Inc.	53,237	667,592
Tokai Pharmaceuticals, Inc.	74,318	969,107
VIVUS, Inc.	487,289	735,806
XenoPort, Inc.	19,291	140,824
Zogenix, Inc.	55,900	1,079,429
		13,807,991
Industrials - 9.2%
Aerospace & Defense - 1.0%
AAR Corporation	7,888	212,582
Aerojet Rocketdyne Holdings, Inc.	13,331	312,079
Boeing Company (The)	466	67,183
Engility Holdings, Inc.	38,314	839,460
Hexcel Corporation	2,770	143,735
KEYW Holding Corporation (The)	355,949	2,893,865
Lockheed Martin Corporation	89	18,432
National Presto Industries, Inc.	8,127	643,333
Northrup Gruman Corporation	415	71,799
Precision Castparts Corporation	64	12,475
Sparton Corporation	14,792	352,937
TASER International, Inc.	44,952	1,223,594
TransDigm Group, Inc.	898	203,218
Triumph Group, Inc.	3,438	185,136
		7,179,828
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	451	31,638
Echo Global Logistics, Inc.	2,316	74,807
Expeditors International of Washington, Inc.	1,531	71,758
Forward Air Corporation	10,017	486,325
Radiant Logistics, Inc.	60,536	384,403
		1,048,931
Airlines - 0.2%
JetBlue Airways Corporation	1,851	42,536
Southwest Airlines Company	1,464	52,997
Spirit Airlines, Inc.	598	35,772

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Airlines - 0.2% (Continued)
Virgin America, Inc.	34,182	$1,139,628
		1,270,933
Building Products - 0.4%
A.O. Smith Corporation	2,264	162,600
Advanced Drainage Systems, Inc.	513	14,277
Apogee Enterprises, Inc.	38	2,097
Builders FirstSource, Inc.	30,408	457,336
Fortune Brands Home & Security, Inc.	418	19,960
Griffon Corporation	10,793	186,071
Lennox International, Inc.	819	96,699
Nortek, Inc.	1,008	82,243
Ply Gem Holdings, Inc.	18,698	270,186
Trex Company, Inc.	29,607	1,343,270
		2,634,739
Commercial Services & Supplies - 1.3%
ACCO Brands Corporation	36,201	296,124
ADT Corporation (The)	2,105	72,686
Brady Corporation - Class A	3,208	75,452
CECO Environmental Corporation	110,409	993,681
Cintas Corporation	1,248	106,704
Clean Harbors, Inc.	402	19,907
Covanta Holding Corporation	58,481	1,154,415
EnerNOC, Inc.	79,993	658,342
Essendant, Inc.	9,797	360,725
Healthcare Services Group, Inc.	18,769	655,226
Heritage-Crystal Clean, Inc.	59,576	765,552
Herman Miller, Inc.	30,742	862,006
HNI Corporation	17,522	868,916
InnerWorkings, Inc.	215,672	1,617,540
Knoll, Inc.	6,792	164,366
McGrath RentCorp	3,243	82,242
Performant Financial Corporation	65,269	204,292
R.R. Donnelley & Sons Company	2,283	40,067
Rollins, Inc.	11,122	322,538
US Ecology, Inc.	6,400	293,696
		9,614,477
Construction & Engineering - 0.7%
Argan, Inc.	2,733	106,259
Chicago Bridge & Iron Company	4,799	255,019
Furmanite Corporation	5,465	35,632
Great Lakes Dredge & Dock Corporation	318	1,612
HC2 Holdings, Inc.	180,658	1,409,133
KBR, Inc.	11,305	197,498
Layne Christensen Company	236,310	1,961,373
NV5 Holdings, Inc.	49,153	1,189,011
Sterling Construction Company, Inc.	7,757	36,380
		5,191,917
Electrical Equipment - 1.1%
AMETEK, Inc.	235	12,467
AZZ, Inc.	3,042	157,423
China BAK Battery, Inc.	5,875	15,451

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Electrical Equipment - 1.1% (Continued)
Energous Corporation	123,647	$896,441
Enphase Energy, Inc.	323,374	1,911,140
Generac Holdings, Inc.	26,351	924,129
Highpower International, Inc.	6,206	19,363
Plug Power, Inc.	1,295,474	3,355,278
Power Solutions International, Inc.	15,235	631,948
Real Goods Solar, Inc. - Class A	229,892	395,414
Roper Industries, Inc.	51	8,531
SL Industries, Inc.	219	8,574
SolarCity Corporation	4,756	275,848
		8,612,007
Industrial Conglomerates - 0.0% (a)
Carlisle Companies, Inc.	155	15,695
Danaher Corporation	385	35,251
Raven Industries, Inc.	1,627	31,613
		82,559
Machinery - 2.2%
Accuride Corporation	78	317
AGCO Corporation	478	26,295
Altra Industrial Motion Corporation	8,771	222,783
American Railcar Industries, Inc.	2,155	86,092
Blount International, Inc.	21,433	179,180
Briggs & Stratton Corporation	35,743	660,531
Cummins, Inc.	96	12,435
Deere & Company	874	82,654
Donaldson Company, Inc.	2,163	72,677
Douglas Dynamics, Inc.	22,049	452,445
Dynamic Materials Corporation	29,109	328,350
Energy Recovery, Inc.	165,678	435,733
ExOne Company (The)	286,386	2,769,353
FreightCar America, Inc.	47,066	906,491
Gorman-Rupp Company (The)	5,588	143,276
Graco, Inc.	470	33,600
Graham Corporation	38,841	733,318
Greenbrier Companies, Inc. (The)	49,125	2,247,469
IDEX Corporation	1,514	115,109
Joy Global, Inc.	1,999	52,794
Kadant, Inc.	492	22,430
L.B. Foster Company - Class A	28,465	835,448
Lindsay Corporation	25,122	2,106,982
Manitex International, Inc.	182,617	1,154,139
Manitowoc Company, Inc. (The)	1,800	31,806
Mueller Water Products, Inc. - Class A	13,626	121,680
Oshkosh Corporation	8,282	302,624
Pall Corporation	686	86,745
Pentair plc	1,088	66,161
Proto Labs, Inc.	18,594	1,401,430
Snap-on, Inc.	420	69,216
Sun Hydraulics Corporation	2,603	92,198
Timken Company (The)	10	334
Titan International, Inc.	14,599	136,355

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Machinery - 2.2% (Continued)
Trimas Corporation	7,637	$179,470
Trinity Industries, Inc.	3,045	89,097
Valmont Industries, Inc.	166	18,464
WABCO Holdings, Inc.	92	11,359
Westport Innovations, Inc.	143,558	575,668
		16,862,508
Marine - 0.4%
Eagle Bulk Shipping, Inc.	38,535	332,942
Genco Shipping & Trading Ltd.	1	7
Golden Ocean Group Ltd.	614,031	2,388,581
Safe Bulkers, Inc.	170,328	585,928
Star Bulk Carriers Corporation	146	441
		3,307,899
Professional Services - 0.8%
Acacia Research Corporation	91,099	857,242
Advisory Board Company (The)	11,658	698,314
Barrett Business Services, Inc.	8,673	359,062
CBIZ, Inc.	232,465	2,278,157
CEB, Inc.	1,915	146,536
Equifax, Inc.	146	14,911
Franklin Covey Company	10	189
Heidrick & Struggles International, Inc.	20,245	442,758
Huron Consulting Group, Inc.	2,370	181,234
IHS, Inc. - Class A	744	93,022
Insperity, Inc.	2,959	148,779
Navigant Consulting, Inc.	25,243	396,820
Towers Watson & Company - Class A	8	1,014
Verisk Analytics, Inc.	98	7,655
VSE Corporation	5,698	270,085
		5,895,778
Road & Rail - 0.4%
Con-Way, Inc.	2,771	107,487
Heartland Express, Inc.	7,040	150,163
Hertz Global Holdings, Inc.	4,131	70,186
Kansas City Southern	1,352	134,105
Knight Transportation, Inc.	18,020	487,261
Landstar System, Inc.	4,808	346,320
Norfolk Southern Corporation	86	7,252
Roadrunner Transportation Systems, Inc.	10,845	283,922
Saia, Inc.	15,866	688,902
Student Transportation, Inc.	29,191	133,111
Universal Truckload Services, Inc.	17,131	361,978
		2,770,687
Trading Companies & Distributors - 0.6%
Fastenal Company	2,118	88,659
GATX Corporation	409	21,693
General Finance Corporation	2,542	11,922
H&E Equipment Services, Inc.	11,097	199,080
MSC Industrial Direct Company, Inc. - Class A	1,616	115,156
Neff Corporation - Class A	532	4,384
NOW, Inc.	96,549	1,679,953

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Industrials - 9.2% (Continued)
Trading Companies & Distributors - 0.6% (Continued)
Rush Enterprises, Inc. - Class A	56,111	$1,430,269
Stock Building Supply Holdings, Inc.	12,047	233,471
Titan Machinery, Inc.	22,452	315,451
Veritiv Corporation	552	20,568
		4,120,606
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	7,259	79,341

Information Technology - 11.5%
Communications Equipment - 1.0%
Alliance Fiber Optic Products, Inc.	1,607	32,253
Applied Optoelectronics, Inc.	115,841	2,253,107
Arista Networks, Inc.	2,989	252,481
F5 Networks, Inc.	188	25,218
Finisar Corporation	29	505
Harmonic, Inc.	1,548	9,304
Harris Corporation	27	2,239
InterDigital, Inc.	335	18,113
JDS Uniphase Corporation	15,807	175,300
NETGEAR, Inc.	6,168	206,566
Novatel Wireless, Inc.	453,339	1,119,747
Numerex Corporation - Class A	85,078	719,760
Oclaro, Inc.	198,661	456,920
ORBCOMM, Inc.	9,521	58,649
Palo Alto Networks, Inc.	898	166,875
PCTEL, Inc.	4,314	30,414
QUALCOMM, Inc.	1,920	123,629
Ruckus Wireless, Inc.	59,721	736,360
Sierra Wireless, Inc.	2,362	58,082
Sonus Networks, Inc.	57,139	461,112
Ubiquiti Networks, Inc.	12,662	407,970
ViaSat, Inc.	311	19,282
		7,333,886
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corporation - Class A	628	35,425
Badger Meter, Inc.	10,167	598,023
Clearfield, Inc.	80,985	1,593,785
Cognex Corporation	1,259	56,995
Control4 Corporation	274,343	2,277,047
Corning, Inc.	2,999	56,021
CUI Global, Inc.	40,013	230,875
Digital Ally, Inc.	41,979	463,028
Dolby Laboratories, Inc. - Class A	1,959	68,859
DTS, Inc.	158	4,501
Electro Scientific Industries, Inc.	88,833	408,632
FARO Technologies, Inc.	37,938	1,665,099
ID Systems, Inc.	2,569	14,361
Identiv, Inc.	11	51
InvenSense, Inc.	11,210	146,851
IPG Photonics Corporation	763	70,364
Itron, Inc.	4,828	155,606

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Electronic Equipment, Instruments & Components - 2.1% (Continued)
Knowles Corporation	104,286	$1,986,648
Maxwell Technologies, Inc.	128,710	590,779
Mesa Laboratories, Inc.	3,367	348,619
Methode Electronics, Inc.	22,706	609,202
MicroVision, Inc.	322,590	983,900
MTS Systems Corporation	7	452
Nam Tai Property, Inc.	4,557	22,329
Neonode, Inc.	699,923	1,798,802
Park Electrochemical Corporation	41,314	729,605
Planar Systems, Inc.	12,276	51,068
RADA Electronics Industries Ltd.	18,916	23,267
RealD, Inc.	1,386	17,394
Rofin-Sinar Technologies, Inc.	403	10,051
Vishay Intertechnology, Inc.	29,631	340,164
Vishay Precision Group, Inc.	22,110	308,656
Zebra Technologies Corporation - Class A	1,189	127,972
		15,794,431
Internet Software & Services - 2.3%
Aerohive Networks, Inc.	162,170	1,256,817
Amber Road, Inc.	38,121	224,914
Angie's List, Inc.	107,495	537,475
Benefitfocus, Inc.	553	20,594
Care.com, Inc.	254,018	1,524,108
ChannelAdvisor Corporation	29,954	302,236
Chegg, Inc.	72,799	604,960
Cimpress N.V.	643	41,493
Coupons.com, Inc.	114,623	1,115,282
Cvent, Inc.	3,246	87,382
eGain Corporation	6,266	27,946
Endurance International Group Holdings, Inc.	922	18,634
Gogo, Inc.	47,636	868,404
GrubHub, Inc.	3,706	117,517
GTT Communications, Inc.	9,932	230,720
Hortonworks, Inc.	61,794	1,499,122
Internap Network Services Corporation	3,004	27,667
LendingClub Corporation	7,107	103,123
LivePerson, Inc.	70,661	679,052
Marchex, Inc. - Class B	19,773	90,956
Marketo, Inc.	7,011	213,205
Millennial Media, Inc.	528,087	908,310
Monster Worldwide, Inc.	15,070	106,243
New Relic, Inc.	12,687	441,508
NIC, Inc.	10,193	183,882
OPOWER, Inc.	25,178	253,039
Piksel, Inc. - Series A-2 (b)	346,880	0
Q2 Holdings, Inc.	26	707
RealNetworks, Inc.	34,209	160,098
Rocket Fuel, Inc.	49,975	380,809
Shutterstock, Inc.	19,955	1,066,196
SINA Corporation	4,788	194,441
Sohu.com, Inc.	2,395	115,271

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Internet Software & Services - 2.3% (Continued)
Textura Corporation	18,959	$549,811
TrueCar, Inc.	214,716	1,399,948
Twitter, Inc.	2,196	68,098
Viggle, Inc.	250,000	418,750
Xoom Corporation	23,268	578,210
Yahoo, Inc.	663	24,312
Yelp, Inc.	8,001	211,226
Zillow Group, Inc. - Class A	2,880	234,720
Zix Corporation	64,512	314,819
		17,202,005
IT Services - 0.7%
Accenture plc - Class A	78	8,043
Acxiom Corporation	152	2,722
Alliance Data Systems Corporation	387	106,440
Blackhawk Network Holdings, Inc.	9,339	428,940
Cardtronics, Inc.	3,802	140,940
Cass Information Systems, Inc.	281	14,781
CGI Group, Inc. - Class A	18	672
China Information Technology, Inc.	57,613	137,695
CSG Systems International, Inc.	12,531	389,714
DST Systems, Inc.	311	33,946
Fiserv, Inc.	137	11,900
FleetCor Technologies, Inc.	421	65,179
Forrester Research, Inc.	4,992	156,150
Gartner, Inc.	1,573	139,321
Hackett Group, Inc. (The)	42,576	544,973
InterCloud Systems, Inc.	248,550	499,586
International Business Machines Corporation	272	44,061
MoneyGram International, Inc.	71,750	731,850
NeuStar, Inc. - Class A	33,231	1,025,841
Paychex, Inc.	2,044	94,842
PFSweb, Inc.	6,766	85,387
Rightside Group Ltd.	637	4,555
ServiceSource International, Inc.	27,928	148,018
TeleTech Holdings, Inc.	1,567	42,513
Teradata Corporation	2,210	82,013
Total System Services, Inc.	1,400	64,708
Virtusa Corporation	161	7,718
Visa, Inc. - Class A	1,186	89,353
WPCS International, Inc.	20,806	32,249
Western Union Company (The)	3,105	62,845
		5,196,955
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.	611,830	1,180,832
Alpha & Omega Semiconductor Ltd.	7,521	59,040
Altera Corporation	2,817	139,892
Amtech Systems, Inc.	106,888	706,530
Applied Micro Circuits Corporation	60,615	376,419
Broadcom Corporation - Class A	1,577	79,812
Brooks Automation, Inc.	11,435	120,639
Camtek Ltd.	7,255	20,822

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Semiconductors & Semiconductor Equipment - 1.6% (Continued)
Canadian Solar, Inc.	4,775	$128,233
Cascade Microtech, Inc.	380	5,666
CEVA, Inc.	71,981	1,348,204
Cirrus Logic, Inc.	71	2,344
Cree, Inc.	34,602	852,939
Cypress Semiconductor Corporation	4,670	53,612
DSP Group, Inc.	60,103	524,699
Entegris, Inc.	25,133	372,345
Exar Corporation	1,274	10,026
EZchip Semiconductor Ltd.	40	660
First Solar, Inc.	1,425	63,128
Freescale Semiconductor Ltd.	292	11,642
Inphi Corporation	32,619	741,430
Intel Corporation	279	8,077
Kopin Corporation	117,187	349,217
Lattice Semiconductor Corporation	59,712	293,783
Linear Technology Corporation	306	12,546
M/A-COM Technology Solutions Holdings, Inc.	8,622	290,648
MaxLinear, Inc. - Class A	4,841	52,670
MKS Instruments, Inc.	928	32,944
Pixelworks, Inc.	330,530	1,860,884
Qorvo, Inc.	331	19,182
Rubicon Technology, Inc.	47,896	84,776
Rudolph Technologies, Inc.	505	5,666
Sigma Designs, Inc.	63,944	663,099
Skyworks Solutions, Inc.	1,993	190,670
SunEdison, Inc.	8,021	186,729
SunPower Corporation	3,232	87,361
Ultra Clean Holdings, Inc.	56,988	431,969
Ultratech, Inc.	724	11,526
Veeco Instruments, Inc.	28,413	735,328
		12,115,989
Software - 3.0%
A10 Networks, Inc.	18,051	117,512
ACI Worldwide, Inc.	10,710	253,506
American Software, Inc. - Class A	3,969	36,594
Barracuda Networks, Inc.	3,982	109,266
Bottomline Technologies, Inc.	2,217	60,879
Box, Inc. - Class A	36,944	603,296
CommVault Systems, Inc.	6,889	258,131
Comverse, Inc.	4,238	85,904
CyberArk Software Ltd.	365	21,582
Datawatch Corporation	65	307
Digimarc Corporation	10,425	414,289
Digital Turbine, Inc.	355,343	863,483
Ebix, Inc.	115,368	3,575,254
FireEye, Inc.	4,842	215,421
Fleetmatics Group plc	343	16,419
Fortinet, Inc.	2,974	141,979
Globant S.A.	8,646	274,943
Glu Mobile, Inc.	95,422	559,650

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Software - 3.0% (Continued)
King Digital Entertainment plc	41,088	$638,097
Microsoft Corporation	257	12,002
Mitek Systems, Inc.	4,021	14,556
MobileIron, Inc.	77,291	442,105
Mobileye N.V.	556	33,416
Monotype Imaging Holdings, Inc.	7,055	175,881
NetSuite, Inc.	477	47,147
NQ Mobile, Inc. - ADR	81,325	290,330
NXT-ID, Inc.	297	428
Park City Group, Inc.	128,151	1,680,060
Paycom Software, Inc.	24,384	780,288
PROS Holdings, Inc.	35,457	775,445
Qualys, Inc.	11,392	421,048
Rosetta Stone, Inc.	21,853	158,871
Rovi Corporation	119,213	1,310,151
SeaChange International, Inc.	46,026	317,119
ServiceNow, Inc.	621	49,990
SolarWinds, Inc.	836	33,348
Sphere 3D Corporation	70,969	351,297
Splunk, Inc.	1,379	96,447
Synchronoss Technologies, Inc.	426	20,363
Tableau Software, Inc. - Class A	998	104,531
Tangoe, Inc.	22,309	245,845
TiVo, Inc.	17,098	170,296
TubeMogul, Inc.	88,491	1,250,378
Ultimate Software Group, Inc. (The)	245	45,131
Upland Software, Inc.	704	5,731
VASCO Data Security International, Inc.	82,784	1,687,966
VirnetX Holding Corporation	526,550	2,437,926
VMware, Inc. - Class A	150	13,370
Voltari Corporation	61,200	490,824
Workday, Inc. - Class A	265	22,347
Workiva, Inc.	17,555	256,127
Zynga, Inc. - Class A	277,608	688,468
		22,675,744
Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corporation	120,945	1,591,636
Electronics for Imaging, Inc.	189	8,637
Hutchinson Technology, Inc.	200	364
Imation Corporation	3,873	15,879
Lexmark International, Inc. - Class A	4,547	154,553
Logitech International, S.A.	275	3,938
Nimble Storage, Inc.	39,566	1,092,813
Quantum Corporation	715,556	758,489
SanDisk Corporation	424	25,563
Silicon Graphics International Corporation	57,874	295,736
Stratasys Ltd.	41,797	1,284,422
Violin Memory, Inc.	193,547	456,771
		5,688,801

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Materials - 3.2%
Chemicals - 1.1%
Albemarle Corporation	2,069	$112,140
Ashland, Inc.	4	457
Balchem Corporation	988	55,990
CF Industries Holdings, Inc.	1,655	97,976
China Green Agriculture, Inc.	9,595	18,902
Clean Diesel Technologies, Inc.	69,933	118,187
Core Molding Technologies, Inc.	59,897	1,142,835
Cytec Industries, Inc.	127	9,427
Ecolab, Inc.	1,020	118,126
Ferro Corporation	7,832	108,786
Flotek Industries, Inc.	143,856	2,462,815
FMC Corporation	1,634	79,314
Hawkins, Inc.	11,793	430,209
Innophos Holdings, Inc.	2,418	124,479
Innospec, Inc.	4,234	183,121
International Flavors & Fragrances, Inc.	94	10,865
Intrepid Potash, Inc.	62,116	530,471
Kronos Worldwide, Inc.	1,017	10,007
NewMarket Corporation	34	13,522
Olin Corporation	8,134	187,001
OM Group, Inc.	4,468	151,376
Platform Specialty Products Corporation	4,125	95,989
PPG Industries, Inc.	461	49,963
Scotts Miracle-Gro Company (The) - Class A	332	20,049
Senomyx, Inc.	317,175	1,969,657
Sigma-Aldrich Corporation	815	113,782
Trinseo S.A.	3	73
Valhi, Inc.	39,524	175,882
		8,391,401
Construction Materials - 0.1%
Headwaters, Inc.	7,178	136,454
RPM International, Inc.	1,323	62,009
Summit Materials, Inc. - Class A	2,445	61,345
US Concrete, Inc.	1,677	70,987
Vulcan Materials Company	749	68,174
		398,969
Containers & Packaging - 0.2%
AptarGroup, Inc.	278	18,846
Ball Corporation	942	63,905
Greif, Inc. - Class A	5,729	177,542
Myers Industries, Inc.	45,720	691,744
Sealed Air Corporation	384	20,417
Silgan Holdings, Inc.	555	29,676
UFP Technologies, Inc.	32,195	640,358
WestRock Company	455	28,692
		1,671,180
Metals & Mining - 1.4%
A.M. Castle & Company	20,421	58,200
AK Steel Holding Corporation	148,172	437,107
Alcoa, Inc.	2,599	25,652
Allegheny Technologies, Inc.	4,241	90,418

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Materials - 3.2% (Continued)
Metals & Mining - 1.4% (Continued)
B2Gold Corporation	7,490	$8,014
Cliffs Natural Resources, Inc.	802,679	2,022,751
Coeur Mining, Inc.	13,360	47,161
Eldorado Gold Corporation	1,997	6,870
Energy Fuels, Inc.	194,554	745,142
First Majestic Silver Corporation	2,696	8,277
Gold Resource Corporation	652,353	1,441,700
Hecla Mining Company	339,469	712,885
Horsehead Holding Corporation	214,099	1,772,740
HudBay Minerals, Inc.	7,442	47,927
IAMGOLD Corporation	17,374	26,408
Kaiser Aluminum Corporation	16,864	1,424,165
Nevsun Resources Ltd.	6,129	19,613
NN, Inc.	35,719	815,465
NovaGold Resources, Inc.	21,321	65,029
Pretium Resources, Inc.	5,318	26,484
Primero Mining Corporation	45,207	116,634
Real Industry, Inc.	1,804	20,584
Seabridge Gold, Inc.	22,937	92,665
Silver Standard Resources, Inc.	9,919	57,034
Southern Copper Corporation	5,981	166,631
Tahoe Resources, Inc.	5,711	46,430
Turquoise Hill Resources Ltd.	9,575	32,459
United States Steel Corporation	21,907	426,529
		10,760,974
Paper & Forest Products - 0.4%
Deltic Timber Corporation	359	23,299
KapStone Paper and Packaging Corporation	9,145	213,993
Louisiana-Pacific Corporation	84,518	1,245,795
Neenah Paper, Inc.	743	45,011
Schweitzer-Mauduit International, Inc.	12	476
Wausau Paper Corporation	156,785	1,385,980
		2,914,554
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc.	30,711	267,493
AT&T, Inc.	4,901	170,261
Cincinnati Bell, Inc.	92,028	359,830
Consolidated Communications Holdings, Inc.	41,266	822,431
FairPoint Communications, Inc.	61,762	1,026,484
Frontier Communications Corporation	14,893	70,295
Globalstar, Inc.	160,221	331,657
inContact, Inc.	16,679	154,781
Iridium Communications, Inc.	36,374	269,895
magicJack VocalTec Ltd.	82,156	593,988
Straight Path Communications, Inc. - Class B	41,051	967,572
Windstream Holdings, Inc.	22,726	110,221
Zayo Group Holdings, Inc.	535	14,285
		5,159,193
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd.	2,210	13,635

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Telecommunication Services - 0.8% (Continued)
Wireless Telecommunication Services - 0.1% (Continued)
RingCentral, Inc. - Class A	22,914	$451,406
SBA Communications Corporation - Class A	151	18,229
Shenandoah Telecommunications Company	1,789	61,506
T-Mobile US, Inc.	4,308	175,163
		719,939
Utilities - 1.2%
Electric Utilities - 0.4%
ALLETE, Inc.	3,966	191,518
El Paso Electric Company	4,381	159,600
Empire District Electric Company (The)	55,232	1,270,888
Exelon Corporation	537	17,232
Genie Energy Ltd. - Class B	31,690	327,992
Hawaiian Electric Industries, Inc.	7,280	218,036
ITC Holdings Corporation	3,327	112,386
MGE Energy, Inc.	773	30,673
NRG Yield, Inc. - Class A	544	10,722
Otter Tail Corporation	12	311
PPL Corporation	258	8,207
Southern Company	2,130	95,275
TECO Energy, Inc.	2,971	65,718
		2,508,558
Gas Utilities - 0.3%
Atmos Energy Corporation	889	49,162
Chesapeake Utilities Corporation	4,846	249,181
Laclede Group, Inc. (The)	3,866	209,189
National Fuel Gas Company	1,462	79,050
Northwest Natural Gas Company	12,003	519,610
ONE Gas, Inc.	1,384	62,322
Piedmont Natural Gas Company, Inc.	8,123	308,755
South Jersey Industries, Inc.	39,308	952,826
		2,430,095
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	379	8,509
Ormat Technologies, Inc.	471	19,160
TerraForm Power, Inc. - Class A	761	22,952
Vivint Solar, Inc.	109,960	1,677,990
		1,728,611
Multi-Utilities - 0.1%
Dominion Resources, Inc.	624	44,741
Just Energy Group, Inc.	18,006	96,692
NiSource, Inc.	639	11,157
NorthWestern Corporation	8,320	447,949
OGE Energy Corporation	2,125	63,240
Public Service Enterprise Group, Inc.	606	25,252
SCANA Corporation	705	38,634
Vectren Corporation	518	21,808
		749,473
Water Utilities - 0.2%
Aqua America, Inc.	1,605	40,831

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.0% (Continued)	Shares	Value
Utilities - 1.2% (Continued)
Water Utilities - 0.2% (Continued)
Cadiz, Inc.	190,651	$1,563,338
		1,604,169

Total Common Stocks (Proceeds $566,738,174)		$502,870,937

OTHER INVESTMENTS - 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc. (Proceeds $25,730)	1,819	$21,955

WARRANTS - 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$161,906
Magnum Hunter Resources Corporation (b)	15,689	0
Sears Holdings Corporation	36	504
Total Warrants (Proceeds $551,328)		$162,410

Total Securities Sold Short - 67.0% (Proceeds $567,315,232)		$503,055,302

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $(161,906) at July 31, 2015, representing (0.0%)(a) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	08/19/2015	656	$9,184,000	$127,173
CBOE Volatility Index (VIX) Future	09/16/2015	607	9,305,310	(1,435)
E-Mini S&P 500 Future	09/18/2015	886	93,018,925	52,568
Total Futures Contracts Sold Short			$111,508,235	$178,306

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Consumer Discretionary - 15.2%
Auto Components - 1.2%
Cooper-Standard Holdings, Inc. (a)	953	$61,278
Federal-Mogul Holdings Corporation (a)	71	795
Fox Factory Holding Corporation (a)	1,386	22,010
Gentherm, Inc. (a)	2,665	134,129
Metaldyne Performance Group, Inc.	8,029	150,463
Modine Manufacturing Company (a)	14,299	144,849
Remy International, Inc.	6,972	206,371
Shiloh Industries, Inc. (a)	4,357	49,147
Stoneridge, Inc. (a)	5,886	71,633
Tower International, Inc. (a)	17,550	458,582
		1,299,257
Automobiles - 0.1%
Thor Industries, Inc.	1,079	60,295

Distributors - 0.2%
Core-Mark Holding Company, Inc.	2,925	185,942

Diversified Consumer Services - 1.4%
Ascent Capital Group, Inc. - Class A (a)	2,027	79,114
Cambium Learning Group, Inc. (a)	18,266	85,850
Capella Education Company	2,862	147,422
Carriage Services, Inc.	2,171	52,169
Grand Canyon Education, Inc. (a)	2,314	100,497
K12, Inc. (a)	18,757	247,405
Liberty Tax, Inc.	11,687	306,901
Matthews International Corporation - Class A	3,221	173,451
Regis Corporation (a)	7,380	107,969
Steiner Leisure Ltd. (a)	4,535	261,669
		1,562,447
Hotels, Restaurants & Leisure - 3.9%
Bloomin' Brands, Inc.	15,314	356,663
Boyd Gaming Corporation (a)	8,922	152,477
Bravo Brio Restaurant Group, Inc. (a)	6,481	84,188
Carrols Restaurant Group, Inc. (a)	15,616	172,088
Choice Hotels International, Inc.	2,207	111,807
Churchill Downs, Inc.	1,585	214,070
Dave & Buster's Entertainment, Inc. (a)	5,806	225,273
Del Frisco's Restaurant Group, Inc. (a)	4,631	73,864
Denny's Corporation (a)	17,318	203,660
Diamond Resorts International, Inc. (a)	1,115	34,944
DineEquity, Inc.	1,435	149,254
Interval Leisure Group, Inc.	2,431	51,829
Intrawest Resorts Holdings, Inc. (a)	39,614	394,952
Isle of Capri Casinos, Inc. (a)	24,626	449,178
La Quinta Holdings, Inc. (a)	1,486	31,533
Marcus Corporation	14,470	303,291
Marriott Vacations Worldwide Corporation	1,367	114,281
Monarch Casino & Resort, Inc. (a)	12,303	228,959
Penn National Gaming, Inc. (a)	3,098	59,110
Pinnacle Entertainment, Inc. (a)	2,893	111,380

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Consumer Discretionary - 15.2% (Continued)
Hotels, Restaurants & Leisure - 3.9% (Continued)
Rave Restaurant Group, Inc. (a)	1,004	$12,530
Red Lion Hotels Corporation (a)	8,647	70,387
Ruby Tuesday, Inc. (a)	20,331	149,230
Ruth's Hospitality Group, Inc.	17,884	313,506
Speedway Motorsports, Inc.	3,561	74,603
Texas Roadhouse, Inc.	3,486	137,314
Town Sports International Holdings, Inc.	151	344
		4,280,715
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	5,907	193,690
CSS Industries, Inc.	4,030	114,412
Flexsteel Industries, Inc.	3,790	151,297
Helen of Troy Ltd. (a)	3,969	348,399
Installed Building Products, Inc. (a)	217	5,896
Lifetime Brands, Inc.	3,074	44,696
MDC Holdings, Inc.	4,374	130,608
New Home Company, Inc. (The) (a)	7,380	125,239
Taylor Morrison Home Corporation - Class A (a)	2,171	41,792
TRI Pointe Homes, Inc. (a)	8,398	124,290
Universal Electronics, Inc. (a)	2,323	120,424
WCI Communities, Inc. (a)	12,606	318,175
		1,718,918
Internet & Catalog Retail - 0.4%
EVINE Live, Inc. (a)	27,143	59,443
Liberty TripAdvisor Holdings, Inc. - Series A (a)	3,655	107,055
NutriSystem, Inc.	1,289	38,735
Orbitz Worldwide, Inc. (a)	10,648	120,109
RetailMeNot, Inc. (a)	5,201	78,795
Travelport Worldwide Ltd.	5,973	76,156
		480,293
Leisure Products - 0.6%
JAKKS Pacific, Inc. (a)	71	699
LeapFrog Enterprises, Inc. (a)	15,798	14,831
Malibu Boats, Inc. - Class A (a)	8,969	173,191
Nautilus, Inc. (a)	6,759	142,818
Smith & Wesson Holding Corporation (a)	15,259	247,501
Sturm, Ruger & Company, Inc.	346	20,767
		599,807
Media - 2.0%
AMC Entertainment Holdings, Inc. - Class A	3,359	108,328
Carmike Cinemas, Inc. (a)	13,515	338,551
Central European Media Enterprises Ltd. - Class A (a)	40,168	96,403
Cumulus Media, Inc. - Class A (a)	65,069	107,364
E.W. Scripps Company (The) - Class A	3,273	71,908
Entravision Communications Corporation - Class A	22,684	173,986
Eros International plc (a)	6,215	222,373
Gannett Company, Inc. (a)	10,532	133,230
Global Sources Ltd. (a)	6,131	48,741
Gray Television, Inc. (a)	11,565	195,333
Harte-Hanks, Inc.	61,909	290,353

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Consumer Discretionary - 15.2% (Continued)
Media - 2.0% (Continued)
Lee Enterprises, Inc. (a)	22,018	$67,375
Martha Stewart Living Omnimedia, Inc. - Class A (a)	4,550	27,618
Media General, Inc. (a)	3,361	53,339
Meredith Corporation	1,122	53,766
Reading International, Inc. - Class A (a)	11,662	137,378
Scholastic Corporation	162	6,981
Time, Inc.	262	5,848
Tribune Publishing Company	2,773	41,290
		2,180,165
Multiline Retail - 0.1%
Big Lots, Inc.	1,451	62,654

Specialty Retail - 2.5%
Aaron's, Inc.	5,242	193,849
ANN, Inc. (a)	3,144	143,838
Barnes & Noble, Inc. (a)	83	2,182
Big 5 Sporting Goods Corporation	3,340	36,773
Children's Place, Inc. (The)	194	11,233
Citi Trends, Inc. (a)	12,013	286,029
Destination XL Group, Inc. (a)	67	328
DSW, Inc. - Class A	1,021	33,203
Express, Inc. (a)	13,046	248,396
Finish Line, Inc. (The) - Class A	25	687
Group 1 Automotive, Inc.	81	7,855
Haverty Furniture Companies, Inc.	2,862	63,479
MarineMax, Inc. (a)	2,076	37,493
Murphy USA, Inc. (a)	2,902	158,913
Pep Boys - Manny, Moe & Jack (The) (a)	23,591	279,553
Rent-A-Center, Inc.	8,019	214,829
Sears Hometown and Outlet Stores, Inc. (a)	23,557	192,932
Shoe Carnival, Inc.	7,670	217,138
Sonic Automotive, Inc. - Class A	6,946	161,772
Stein Mart, Inc.	28,666	292,107
Winmark Corporation	1,358	137,647
		2,720,236
Textiles, Apparel & Luxury Goods - 1.2%
Cherokee, Inc.	6,760	189,753
Culp, Inc.	8,012	242,363
Oxford Industries, Inc.	493	41,378
Rocky Brands, Inc.	7,968	144,699
Superior Uniform Group, Inc.	8,106	155,878
Tumi Holdings, Inc. (a)	12,754	245,515
Unifi, Inc. (a)	9,006	277,925
		1,297,511
Consumer Staples - 3.5%
Beverages - 0.3%
Coca-Cola Bottling Company Consolidated	911	147,582
MGP Ingredients, Inc.	3,564	52,640
National Beverage Corporation (a)	6,896	163,918
		364,140

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Consumer Staples - 3.5% (Continued)
Food & Staples Retailing - 1.0%
Ingles Markets, Inc. - Class A	5,249	$242,924
SpartanNash Company	6,465	208,238
SUPERVALU, Inc. (a)	45,062	415,471
Village Super Market, Inc. - Class A	1,721	49,358
Weis Markets, Inc.	3,028	127,691
		1,043,682
Food Products - 1.4%
B&G Foods, Inc.	1,069	31,568
Calavo Growers, Inc.	1,919	104,605
Cal-Maine Foods, Inc.	57	3,087
Darling Ingredients, Inc. (a)	21,659	278,318
Dean Foods Company	23,654	421,041
Diamond Foods, Inc. (a)	1,838	59,386
Fresh Del Monte Produce, Inc.	3,618	142,983
J & J Snack Foods Corporation	224	26,513
Post Holdings, Inc. (a)	2,048	110,059
Seneca Foods Corporation - Class A (a)	11,226	327,687
		1,505,247
Household Products - 0.1%
WD-40 Company	1,593	142,780

Personal Products - 0.5%
Inter Parfums, Inc.	4,863	147,787
Nu Skin Enterprises, Inc. - Class A	2,081	82,512
Revlon, Inc. - Class A (a)	4,165	149,815
Synutra International, Inc. (a)	9,041	58,495
USANA Health Sciences, Inc. (a)	708	88,252
		526,861
Tobacco - 0.2%
Alliance One International, Inc. (a)	4,430	100,118
Universal Corporation	2,414	137,719
		237,837
Energy – 6.0%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc.	1,683	35,006
Basic Energy Services, Inc. (a)	2,104	12,708
Bristow Group, Inc.	434	19,552
Enservco Corporation (a)	267	280
Era Group, Inc. (a)	3,161	53,516
Exterran Holdings, Inc.	9,145	226,704
Frank's International N.V.	8,840	143,119
Gulf Island Fabrication, Inc.	12,407	141,564
Helix Energy Solutions Group, Inc. (a)	10,005	83,742
Hornbeck Offshore Services, Inc. (a)	2,020	36,764
Newpark Resources, Inc. (a)	38,669	279,577
Oil States International, Inc. (a)	1,879	56,577
Parker Drilling Company (a)	44,516	113,071
Patterson-UTI Energy, Inc.	11,072	182,522
PHI, Inc. (a)	4,300	119,239
Pioneer Energy Services Corporation (a)	95,529	349,636
Rowan Companies plc - Class A	6,469	111,461

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Energy – 6.0% (Continued)
Energy Equipment & Services - 2.0% (Continued)
Unit Corporation (a)	9,831	$193,966
		2,159,004
Oil, Gas & Consumable Fuels – 4.0%
Ardmore Shipping Corporation	7,546	99,154
Bill Barrett Corporation (a)	1,383	7,855
California Resources Corporation	11,740	49,660
Carrizo Oil & Gas, Inc. (a)	4,018	153,206
DHT Holdings, Inc.	16,751	133,170
Dorian LPG Ltd. (a)	7,919	124,566
Earthstone Energy, Inc. (a)	7,642	124,641
EP Energy Corporation - Class A (a)	17,855	149,446
GasLog Ltd.	13,090	203,157
Gastar Exploration, Inc. (a)	29,967	50,944
Hallador Energy Company	19,772	139,195
Jones Energy, Inc. - Class A (a)	18,882	132,929
Matador Resources Company (a)	11,719	258,170
Navios Maritime Acquisition Corporation	77,580	307,217
Nordic American Offshore Ltd.	59	421
Panhandle Oil & Gas, Inc. - Class A	7,382	131,547
Par Petroleum Corporation (a)	10,225	184,152
PBF Energy, Inc. - Class A	13,373	422,186
PDC Energy, Inc. (a)	3,006	141,132
Penn Virginia Corporation (a)	53,461	71,638
PetroQuest Energy, Inc. (a)	9,743	13,543
QEP Resources, Inc.	11,198	155,428
Renewable Energy Group, Inc. (a)	17,554	179,051
Scorpio Tankers, Inc.	21,377	229,589
Seventy Seven Energy, Inc. (a)	73,671	229,854
Stone Energy Corporation (a)	9,829	56,910
Teekay Corporation	4,078	146,033
Teekay Tankers Ltd. - Class A	11,182	80,175
TransAtlantic Petroleum Ltd. (a)	5,616	18,420
Triangle Petroleum Corporation (a)	178	660
WPX Energy, Inc. (a)	33,748	293,608
		4,287,657
Financials - 15.0%
Banks - 3.2%
1st Source Corporation	963	32,732
Access National Corporation	784	15,217
Ameris Bancorp	2,743	74,088
Bar Harbor Bankshares	40	1,372
BNC Bancorp	4,845	109,109
Bryn Mawr Bank Corporation	4,819	138,980
BSB Bancorp, Inc. (a)	3,630	76,012
C&F Financial Corporation	68	2,584
CenterState Banks, Inc.	1,487	20,729
Community Trust Bancorp, Inc.	611	21,391
Farmers Capital Bank Corporation (a)	932	23,841
FCB Financial Holdings, Inc. - Class A (a)	8,348	289,926
Fidelity Southern Corporation	9,484	184,369
First Business Financial Services, Inc.	2,593	113,444

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Banks - 3.2% (Continued)
First Horizon National Corporation	1	$4
First Merchants Corporation	2,207	57,448
First NBC Bank Holding Company (a)	2,902	110,856
Great Southern Bancorp, Inc.	2,698	111,967
Great Western Bancorp, Inc.	6,675	175,286
Guaranty Bancorp	10,392	166,584
Hampton Roads Bankshares, Inc. (a)	13,442	28,228
Heritage Commerce Corporation	10,380	115,114
Hilltop Holdings, Inc. (a)	10,057	211,700
Home BancShares, Inc.	2,030	80,835
Lakeland Bancorp, Inc.	2,429	27,448
Lakeland Financial Corporation	1,234	52,494
Mercantile Bank Corporation	6,222	128,173
National Penn Bancshares, Inc.	1,953	20,936
Old Second Bancorp, Inc. (a)	425	2,767
Pacific Premier Bancorp, Inc. (a)	8,205	155,977
Palmetto Bancshares, Inc.	1,064	21,057
Peoples Bancorp, Inc.	2,385	50,180
Preferred Bank	4,156	130,997
QCR Holdings, Inc.	600	12,936
Renasant Corporation	1,633	52,501
Seacoast Banking Corporation of Florida (a)	9,542	142,653
Sierra Bancorp	2,027	33,648
Simmons First National Corporation - Class A	1,614	73,356
Stonegate Bank	6,376	196,190
Suffolk Bancorp	557	16,053
Talmer Bancorp, Inc. - Class A	4,611	75,159
Triumph Bancorp, Inc. (a)	7,264	102,132
		3,456,473
Capital Markets - 1.2%
Arlington Asset Investment Corporation - Class A	4,854	92,711
Artisan Partners Asset Management, Inc. - Class A	3,189	152,275
BGC Partners, Inc. - Class A	908	8,944
Evercore Partners, Inc. - Class A	1,135	66,738
FBR & Company	4,810	113,035
GAMCO Investors, Inc. - Class A	2,395	164,441
HFF, Inc. - Class A	2,651	121,522
Investment Technology Group, Inc.	1,128	22,955
JMP Group, LLC	19	139
KCG Holdings, Inc. - Class A (a)	1,083	11,501
OM Asset Management plc	16,165	285,635
Pzena Investment Management, Inc. - Class A	23,035	239,564
Safeguard Scientifics, Inc. (a)	13	239
Westwood Holdings Group, Inc.	446	26,796
		1,306,495
Consumer Finance - 0.4%
Enova International, Inc. (a)	2,509	45,363
Nelnet, Inc. - Class A	8,736	344,111
		389,474
Diversified Financial Services - 0.2%
Cohen & Steers, Inc.	3,429	105,990

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Diversified Financial Services - 0.2% (Continued)
Consumer Portfolio Services, Inc. (a)	13,549	$81,836
Marlin Business Services Corporation	2,819	44,794
		232,620
Insurance - 3.0%
American National Insurance Company	1,620	173,259
AMERISAFE, Inc.	7,515	376,126
Argo Group International Holdings Ltd.	2,870	161,811
Aspen Insurance Holdings Ltd.	6,020	289,502
Atlas Financial Holdings, Inc. (a)	2,502	46,187
Baldwin & Lyons, Inc. - Class B	39	909
EMC Insurance Group, Inc.	4,610	111,193
Employers Holdings, Inc.	7,659	183,816
Federated National Holding Company	6,813	160,719
Fidelity & Guaranty Life	7,175	186,765
Heritage Insurance Holdings, Inc. (a)	5,071	125,355
Horace Mann Educators Corporation	2,795	98,496
Infinity Property & Casualty Corporation	1,705	132,155
James River Group Holdings Ltd.	5,343	146,665
Kansas City Life Insurance Company	1,212	57,073
National General Holdings Corporation	7,186	164,487
National Western Life Insurance Company - Class A	99	23,858
Navigators Group, Inc. (The) (a)	2,349	183,645
OneBeacon Insurance Group Ltd. - Class A	9,839	142,665
ProAssurance Corporation	994	48,000
Selective Insurance Group, Inc.	10,548	324,984
Third Point Reinsurance Ltd. (a)	645	9,585
United Fire Group, Inc.	4,585	158,458
		3,305,713
Real Estate Investment Trusts (REIT) - 6.1%
Agree Realty Corporation	1,201	37,219
Alexandria Real Estate Equities, Inc.	235	21,787
American Tower Corporation	312	29,674
BioMed Realty Trust, Inc.	394	8,487
Bluerock Residential Growth REIT, Inc.	17,060	218,368
Brandywine Realty Trust	3,549	48,870
Brixmor Property Group, Inc.	4,982	121,910
Campus Crest Communities, Inc.	22,389	127,617
CareTrust REIT, Inc.	9,555	124,024
CBL & Associates Properties, Inc.	12,250	200,165
Cedar Realty Trust, Inc.	19,919	133,457
Chambers Street Properties	10,746	79,735
City Office REIT, Inc.	8,717	108,527
Columbia Property Trust, Inc.	2,687	64,918
Corporate Office Properties Trust	1,485	34,348
Cousins Properties, Inc.	19,618	203,635
Crown Castle International Corporation	758	62,088
DCT Industrial Trust, Inc.	1,965	68,303
DDR Corporation	12,865	209,699
DuPont Fabros Technology, Inc.	4,552	137,243
EastGroup Properties, Inc.	992	59,718
Empire State Realty Trust, Inc. - Class A	13,584	241,523

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Real Estate Investment Trusts (REIT) - 6.1% (Continued)
Equity Commonwealth (a)	1,997	$52,321
First Potomac Realty Trust	19,423	220,451
Gaming and Leisure Properties, Inc.	5,223	171,053
General Growth Properties, Inc.	1,630	44,238
GEO Group, Inc. (The)	2,277	85,957
Gladstone Commercial Corporation	4,613	73,900
HCP, Inc.	2,220	85,781
Healthcare Realty Trust, Inc.	1,965	47,239
Highwoods Properties, Inc.	4,173	176,643
Independence Realty Trust, Inc.	7,490	61,193
Inland Real Estate Corporation	13,384	131,431
Investors Real Estate Trust	551	3,973
Iron Mountain, Inc.	3,283	98,654
Kimco Realty Corporation	757	18,705
Kite Realty Group Trust	5,249	138,574
Lamar Advertising Company - Class A	863	51,823
Lexington Realty Trust	23,329	200,629
Liberty Property Trust	2,862	97,394
LTC Properties, Inc.	3	132
Mack-Cali Realty Corporation	8,416	175,389
Mid-America Apartment Communities, Inc.	111	8,918
National Health Investors, Inc.	1,033	67,403
Omega Healthcare Investors, Inc.	15	544
One Liberty Properties, Inc.	1,025	23,165
Outfront Media, Inc.	3,663	92,051
Parkway Properties, Inc.	36	646
Pennsylvania Real Estate Investment Trust	37	811
Piedmont Office Realty Trust, Inc. - Class A	12,745	232,086
PS Business Parks, Inc.	1,234	95,006
Ramco-Gershenson Properties Trust	1,667	28,239
Retail Properties of America, Inc. - Class A	10,820	157,539
Rexford Industrial Realty, Inc.	3,438	50,092
Rouse Properties, Inc.	2,431	42,786
Saul Centers, Inc.	3,262	169,233
Select Income REIT	8,752	175,653
Senior Housing Properties Trust	13,672	236,115
SL Green Realty Corporation	547	62,982
Spirit Realty Capital, Inc.	10,747	109,082
Starwood Waypoint Residential Trust	9,366	229,280
STORE Capital Corporation	2,148	45,108
Tanger Factory Outlet Centers, Inc.	2,331	75,711
Taubman Centers, Inc.	305	22,814
Trade Street Residential, Inc.	30	210
UMH Properties, Inc.	4,106	39,418
Universal Health Realty Income Trust	15	735
Urstadt Biddle Properties, Inc. - Class A	5,653	107,972
Ventas, Inc.	461	30,928
VEREIT, Inc.	10,364	90,789
Vornado Realty Trust	49	4,780
WP GLIMCHER, Inc.	6,161	83,420
		6,560,311

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Real Estate Management & Development - 0.0% (b)
Forestar Group, Inc. (a)	191	$2,445

Thrifts & Mortgage Finance - 0.9%
Berkshire Hills Bancorp, Inc.	727	21,156
Brookline Bancorp, Inc.	3,725	41,981
Federal Agricultural Mortgage Corporation - Class C	1,784	47,722
First Defiance Financial Corporation	2,959	113,773
Flagstar Bancorp, Inc. (a)	2,860	58,058
Flushing Financial Corporation	18	374
Fox Chase Bancorp, Inc.	55	939
Hingham Institution for Savings	1,252	151,504
Ladder Capital Corporation	2,927	45,983
Meta Financial Group, Inc.	3,336	168,668
Oritani Financial Corporation	2,054	32,268
PennyMac Financial Services, Inc. - Class A (a)	6,581	119,972
Provident Financial Services, Inc.	4,827	94,706
Territorial Bancorp, Inc.	1,962	49,658
Waterstone Financial, Inc.	59	762
WSFS Financial Corporation	4	115
		947,639
Health Care - 22.5%
Biotechnology - 8.1%
Acceleron Pharma, Inc. (a)	6,820	195,325
Acorda Therapeutics, Inc. (a)	2,301	79,062
Adamas Pharmaceuticals, Inc. (a)	9,228	228,485
Affimed Therapeutics B.V. (a)	19,243	315,778
Agenus, Inc. (a)	28,429	242,784
AMAG Pharmaceuticals, Inc. (a)	3,995	255,281
Anthera Pharmaceuticals, Inc. (a)	26,803	292,421
Applied Genetic Technologies Corporation (a)	669	12,350
Array BioPharma, Inc. (a)	42,901	249,255
BioSpecifics Technologies Corporation (a)	7,142	490,798
BioTime, Inc. (a)	11,261	35,585
Cara Therapeutics, Inc. (a)	20,348	433,616
Concert Pharmaceuticals, Inc. (a)	5,264	86,277
Curis, Inc. (a)	56,746	178,182
Cytokinetics, Inc. (a)	61,945	395,829
Dicerna Pharmaceuticals, Inc. (a)	5,359	65,487
Eagle Pharmaceuticals, Inc. (a)	928	89,663
Emergent BioSolutions, Inc. (a)	1,163	38,181
Enanta Pharmaceuticals, Inc. (a)	6,920	350,498
EPIRUS Biopharmaceuticals, Inc. (a)	15,304	99,323
Fate Therapeutics, Inc. (a)	31,006	218,902
FibroGen, Inc. (a)	592	13,764
Flexion Therapeutics, Inc. (a)	7,238	169,369
Fortress Biotech, Inc. (a)	1	3
Genocea Biosciences, Inc. (a)	8,809	114,517
Genomic Health, Inc. (a)	9,117	246,888
Harvard Apparatus Regenerative Technology, Inc. (a)	1	0
Ignyta, Inc. (a)	1,841	25,516
ImmunoGen, Inc. (a)	12,831	231,215

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Health Care - 22.5% (Continued)
Biotechnology - 8.1% (Continued)
Ironwood Pharmaceuticals, Inc. (a)	4,519	$47,224
MacroGenics, Inc. (a)	11,144	419,014
MiMedx Group, Inc. (a)	6,835	73,340
Neothetics, Inc. (a)	7,094	100,238
NewLink Genetics Corporation (a)	1,000	52,150
Ocata Therapeutics, Inc. (a)	23,854	107,104
OncoMed Pharmaceuticals, Inc. (a)	5,596	127,813
Ophthotech Corporation (a)	2,262	153,115
Osiris Therapeutics, Inc. (a)	303	6,463
PDL BioPharma, Inc.	26,367	153,456
Peregrine Pharmaceuticals, Inc. (a)	51,161	62,928
Pfenex, Inc. (a)	18,197	385,594
Progenics Pharmaceuticals, Inc. (a)	13,641	118,131
Proteon Therapeutics, Inc. (a)	482	8,329
Rigel Pharmaceuticals, Inc. (a)	92,369	275,260
SciClone Pharmaceuticals, Inc. (a)	14,793	134,764
Sorrento Therapeutics, Inc. (a)	13,789	286,535
Stemline Therapeutics, Inc. (a)	15,977	171,433
Synta Pharmaceuticals Corporation (a)	8,121	17,217
Synthetic Biologics, Inc. (a)	55,836	177,559
T2 Biosystems, Inc. (a)	10,395	149,792
Threshold Pharmaceuticals, Inc. (a)	25,328	109,417
Trevena, Inc. (a)	26,163	152,269
Vanda Pharmaceuticals, Inc. (a)	3,066	37,528
Vitae Pharmaceuticals, Inc. (a)	9,660	97,663
Xencor, Inc. (a)	2,042	45,720
Zafgen, Inc. (a)	4,053	153,892
		8,778,302
Health Care Equipment & Supplies - 4.4%
Analogic Corporation	330	26,581
AngioDynamics, Inc. (a)	12,339	191,255
Atrion Corporation	585	236,282
Cardiovascular Systems, Inc. (a)	601	17,934
CONMED Corporation	2,053	116,446
CryoLife, Inc.	4,217	46,176
Cutera, Inc. (a)	295	4,478
Cynosure, Inc. - Class A (a)	4,610	178,868
Exactech, Inc. (a)	12,705	253,846
Globus Medical, Inc. - Class A (a)	1,334	37,432
Greatbatch, Inc. (a)	5,459	297,679
Haemonetics Corporation (a)	2,923	116,949
Halyard Health, Inc. (a)	1,015	41,351
Hill-Rom Holdings, Inc.	705	39,501
ICU Medical, Inc. (a)	393	39,269
Inogen, Inc. (a)	4,244	188,688
Integra LifeSciences Holdings Corporation (a)	4,535	290,830
IRADIMED Corporation (a)	3,198	79,310
K2M Group Holdings, Inc. (a)	6,261	143,252
LeMaitre Vascular, Inc.	11,124	158,406
Masimo Corporation (a)	719	29,968
Merit Medical Systems, Inc. (a)	20,888	533,897

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Health Care - 22.5% (Continued)
Health Care Equipment & Supplies - 4.4% (Continued)
Natus Medical, Inc. (a)	5,861	$264,683
Neogen Corporation (a)	335	19,494
NuVasive, Inc. (a)	1,631	89,721
NxStage Medical, Inc. (a)	4,088	58,377
Orthofix International N.V. (a)	10,171	339,305
RTI Surgical, Inc. (a)	24,096	175,419
Sientra, Inc. (a)	4,812	111,879
Thoratec Corporation (a)	2,429	153,731
TransEnterix, Inc. (a)	50,557	165,321
Vascular Solutions, Inc. (a)	3,806	141,697
ZELTIQ Aesthetics, Inc. (a)	4,089	140,457
		4,728,482
Health Care Providers & Services - 4.1%
Addus HomeCare Corporation (a)	5,463	148,266
Almost Family, Inc. (a)	4,681	204,840
Amedisys, Inc. (a)	6,479	282,679
AMN Healthcare Services, Inc. (a)	3,892	114,541
BioTelemetry, Inc. (a)	12,933	158,171
Capital Senior Living Corporation (a)	1,054	23,494
Civitas Solutions, Inc. (a)	9,073	204,052
CorVel Corporation (a)	3,518	112,435
Cross Country Healthcare, Inc. (a)	12,848	155,075
Five Star Quality Care, Inc. (a)	48,405	218,791
Genesis Healthcare, Inc. (a)	21,851	133,510
LHC Group, Inc. (a)	8,779	353,706
Magellan Health, Inc. (a)	6,221	376,930
National Healthcare Corporation	845	53,404
Nobilis Health Corporation (a)	20,294	119,532
Owens & Minor, Inc.	7,376	259,340
PharMerica Corporation (a)	9,054	309,375
Premier, Inc. - Class A (a)	6,224	222,570
Providence Service Corporation (The) (a)	2,168	102,026
RadNet, Inc. (a)	42,233	282,539
Select Medical Holdings Corporation	8,194	118,239
Surgical Care Affiliates, Inc. (a)	6,628	251,997
Triple-S Management Corporation - Class B (a)	4,659	100,541
Universal American Corporation (a)	16,148	149,692
		4,455,745
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	16,297	235,655
Imprivata, Inc. (a)	9,987	151,802
MedAssets, Inc. (a)	6,321	147,279
Merge Healthcare, Inc. (a)	50,708	278,387
Omnicell, Inc. (a)	6,885	251,440
Vocera Communications, Inc. (a)	6,897	85,523
		1,150,086
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	599	6,565
Cambrex Corporation (a)	13,794	679,354
INC Research Holdings, Inc. - Class A (a)	10,544	527,516
NeoGenomics, Inc. (a)	3,260	19,919

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Health Care - 22.5% (Continued)
Life Sciences Tools & Services - 1.4% (Continued)
PRA Health Sciences, Inc. (a)	3,832	$160,906
Sequenom, Inc. (a)	30,321	85,505
		1,479,765
Pharmaceuticals - 3.4%
Amphastar Pharmaceuticals, Inc. (a)	20,021	325,541
Corcept Therapeutics, Inc. (a)	5,808	29,272
Corium International, Inc. (a)	8,671	127,117
DepoMed, Inc. (a)	5,646	177,849
Dermira, Inc. (a)	6,676	150,744
Dipexium Pharmaceuticals, Inc. (a)	10,310	172,177
DURECT Corporation (a)	161	378
Heska Corporation (a)	5,063	170,876
Intersect ENT, Inc. (a)	10,889	323,077
Lannett Company, Inc. (a)	5,285	314,986
Lipocine, Inc. (a)	5,200	64,272
Marinus Pharmaceuticals, Inc. (a)	6,644	109,560
Nektar Therapeutics (a)	17,689	223,058
Pacira Pharmaceuticals, Inc. (a)	1,125	74,723
Pain Therapeutics, Inc. (a)	170	321
Phibro Animal Health Corporation - Class A	12,829	503,923
Prestige Brands Holdings, Inc. (a)	7,022	334,388
Relypsa, Inc. (a)	4,480	148,333
Sagent Pharmaceuticals, Inc. (a)	6,414	157,656
Sucampo Pharmaceuticals, Inc. - Class A (a)	7,715	168,110
Supernus Pharmaceuticals, Inc. (a)	7,988	169,426
		3,745,787
Industrials - 13.9%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	139	3,254
Astronics Corporation (a)	4,216	261,392
Cubic Corporation	7,465	331,222
DigitalGlobe, Inc. (a)	1,826	38,675
Ducommun, Inc. (a)	6,493	155,507
Huntington Ingalls Industries, Inc.	63	7,397
Moog, Inc. - Class A (a)	2,574	172,098
SIFCO Industries, Inc.	18	247
Vectrus, Inc. (a)	2,096	48,627
		1,018,419
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	27,554	285,184
Atlas Air Worldwide Holdings, Inc. (a)	2,901	142,584
Hub Group, Inc. - Class A (a)	3,162	133,215
Park-Ohio Holdings Corporation	1,943	87,260
Radiant Logistics, Inc. (a)	20,021	127,133
		775,376
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)	4,518	98,131
Republic Airways Holdings, Inc. (a)	9,501	47,885
SkyWest, Inc.	20,784	344,183
		490,199

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Industrials - 13.9% (Continued)
Building Products - 0.8%
Apogee Enterprises, Inc.	1,092	$60,257
Gibraltar Industries, Inc. (a)	7,596	145,387
Patrick Industries, Inc. (a)	3,937	141,890
PGT, Inc. (a)	468	7,521
Quanex Building Products Corporation	11,451	229,936
Simpson Manufacturing Company, Inc.	15	537
Universal Forest Products, Inc.	3,980	252,730
		838,258
Commercial Services & Supplies - 2.3%
ARC Document Solutions, Inc. (a)	19,973	138,014
Casella Waste Systems, Inc. - Class A (a)	3,293	20,911
Cenveo, Inc. (a)	13,504	23,632
Civeo Coporation	188,514	403,420
Ennis, Inc.	13,658	229,181
Essendant, Inc.	19	700
McGrath RentCorp	2,201	55,817
MSA Safety, Inc.	2,662	137,492
Multi-Color Corporation	3,626	231,556
Quad/Graphics, Inc.	27,442	451,421
SP Plus Corporation (a)	4,099	107,189
Steelcase, Inc. - Class A	3,104	55,407
Sykes Enterprises, Inc. (a)	12,990	316,696
TRC Companies, Inc. (a)	15,007	144,067
West Corporation	5,044	145,519
		2,461,022
Construction & Engineering - 0.7%
Aegion Corporation (a)	3,979	78,665
Argan, Inc.	3,729	144,984
Comfort Systems USA, Inc.	1,797	49,669
MasTec, Inc. (a)	15,145	279,122
Tutor Perini Corporation (a)	9,097	190,400
		742,840
Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.	7,128	150,686
Encore Wire Corporation	4,339	148,958
General Cable Corporation	21,020	343,046
Global Power Equipment Group, Inc.	10,718	72,347
LSI Industries, Inc.	36,930	367,823
Magnetek, Inc. (a)	2,279	113,244
Powell Industries, Inc.	3,442	102,709
TCP International Holdings Ltd. (a)	91	426
Thermon Group Holdings, Inc. (a)	1,926	46,474
Vicor Corporation (a)	2,330	24,255
		1,369,968
Machinery - 2.5%
Accuride Corporation (a)	5,556	22,613
Alamo Group, Inc.	14	736
Albany International Corporation - Class A	4,109	152,937
American Railcar Industries, Inc.	162	6,472
Astec Industries, Inc.	3,797	149,260
Barnes Group, Inc.	3,867	150,542

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Industrials - 13.9% (Continued)
Machinery - 2.5% (Continued)
Columbus McKinnon Corporation	5,372	$126,027
Commercial Vehicle Group, Inc. (a)	34,971	206,679
Global Brass & Copper Holdings, Inc.	11,622	195,831
Harsco Corporation	7,611	104,575
Hurco Companies, Inc.	2,775	86,857
Hyster-Yale Materials Handling, Inc.	1,522	102,994
John Bean Technologies Corporation	6,104	222,491
Kadant, Inc.	1,384	63,097
Kennametal, Inc.	4,323	136,996
Meritor, Inc. (a)	18,265	257,171
Miller Industries, Inc.	2,793	48,905
Mueller Industries, Inc.	6,641	214,969
NACCO Industries, Inc. - Class A	5,370	272,635
Twin Disc, Inc.	1,978	31,846
Wabash National Corporation (a)	6,288	86,397
Xerium Technologies, Inc. (a)	4,355	73,904
		2,713,934
Marine - 0.4%
Matson, Inc.	6,112	253,159
Navios Maritime Holdings, Inc.	41,617	153,983
Scorpio Bulkers, Inc. (a)	7,883	14,268
Ultrapetrol (Bahamas) Ltd. (a)	131	103
		421,513
Professional Services - 1.9%
CDI Corporation	5,364	64,958
CRA International, Inc. (a)	5,201	121,391
Franklin Covey Company (a)	2,526	47,767
Kelly Services, Inc. - Class A	8,482	126,721
Kforce, Inc.	15,836	370,087
Korn/Ferry International	4,302	144,031
Mistras Group, Inc. (a)	45	810
Navigant Consulting, Inc. (a)	7,142	112,272
On Assignment, Inc. (a)	6,242	239,194
Resources Connection, Inc.	13,759	217,805
TriNet Group, Inc. (a)	5,733	154,103
TrueBlue, Inc. (a)	5,586	143,895
VSE Corporation	2,491	118,073
WageWorks, Inc. (a)	2,981	148,901
		2,010,008
Road & Rail - 1.2%
Celadon Group, Inc.	12,738	276,414
Covenant Transportation Group, Inc. - Class A (a)	11,070	261,363
Quality Distribution, Inc. (a)	24,205	385,101
USA Truck, Inc. (a)	5,389	105,409
Werner Enterprises, Inc.	5,246	148,147
YRC Worldwide, Inc. (a)	9,456	182,501
		1,358,935
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	355	12,425
CAI International, Inc. (a)	8,396	118,048
H&E Equipment Services, Inc.	2,984	53,533

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Industrials - 13.9% (Continued)
Trading Companies & Distributors - 0.8% (Continued)
Houston Wire & Cable Company	3,368	$31,120
Lawson Products, Inc. (a)	1,927	52,723
MRC Global, Inc. (a)	21,351	274,360
TAL International Group, Inc. (a)	5,752	113,890
Textainer Group Holdings Ltd.	10,270	232,718
		888,817
Information Technology - 17.2%
Communications Equipment - 1.7%
ADTRAN, Inc.	8,995	148,417
Bel Fuse, Inc. - Class B	12,595	278,098
Black Box Corporation	7,460	116,824
CalAmp Corporation (a)	7,571	129,540
CIENA Corporation (a)	3,590	91,365
Comtech Telecommunications Corporation	3,664	105,560
Digi International, Inc. (a)	10,122	102,435
Finisar Corporation (a)	2,749	47,860
Ixia (a)	22,779	300,683
Plantronics, Inc.	1,387	80,557
ShoreTel, Inc. (a)	39,837	282,444
TESSCO Technologies, Inc.	6,461	159,393
		1,843,176
Electronic Equipment, Instruments & Components - 3.9%
Anixter International, Inc. (a)	2,132	141,160
AVX Corporation	11,051	148,857
Benchmark Electronics, Inc. (a)	7,448	164,303
Checkpoint Systems, Inc.	12,688	110,893
Cognex Corporation	67	3,033
Coherent, Inc. (a)	8,470	490,836
Daktronics, Inc.	9,046	103,396
II-VI, Inc. (a)	10,067	171,139
Insight Enterprises, Inc. (a)	10,582	285,608
KEMET Corporation (a)	36,741	85,606
Kimball Electronics, Inc. (a)	3,127	41,933
Littelfuse, Inc.	3,151	289,892
Methode Electronics, Inc.	2,014	54,036
Multi-Fineline Electronix, Inc. (a)	6,281	112,179
NeoPhotonics Corporation (a)	6,102	54,064
Newport Corporation (a)	8,989	142,386
OSI Systems, Inc. (a)	2,104	147,659
PC Connection, Inc.	7,757	172,128
Plexus Corporation (a)	11,139	424,841
Sanmina Corporation (a)	15,371	339,238
SYNNEX Corporation	2,590	195,882
Tech Data Corporation (a)	6,351	370,454
TTM Technologies, Inc. (a)	484	4,419
Universal Display Corporation (a)	2,623	125,143
Vishay Precision Group, Inc. (a)	18	251
		4,179,336
Internet Software & Services - 2.9%
Autobytel, Inc. (a)	7,706	118,210
Bazaarvoice, Inc. (a)	25,937	146,285

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Information Technology - 17.2% (Continued)
Internet Software & Services - 2.9% (Continued)
Blucora, Inc. (a)	8,747	$123,945
Brightcove, Inc. (a)	7,403	40,494
Carbonite, Inc. (a)	12,693	151,554
comScore, Inc. (a)	881	51,538
Constant Contact, Inc. (a)	5,145	132,947
Demandware, Inc. (a)	1,986	150,062
DHI Group, Inc. (a)	19,565	155,933
EarthLink Holdings Corporation	30,199	221,661
eGain Corporation (a)	25	111
Envestnet, Inc. (a)	1,320	59,783
IntraLinks Holdings, Inc. (a)	12,956	147,180
Limelight Networks, Inc. (a)	33,575	126,578
Liquidity Services, Inc. (a)	14,875	133,578
Marin Software, Inc. (a)	10,432	58,315
Reis, Inc.	862	21,085
Stamps.com, Inc. (a)	2,012	138,023
TechTarget, Inc. (a)	25,904	224,329
Travelzoo, Inc. (a)	3,631	32,461
United Online, Inc. (a)	17,337	240,984
Unwired Planet, Inc. (a)	223	140
Web.com Group, Inc. (a)	8,144	202,704
WebMD Health Corporation (a)	811	35,343
Wix.com Ltd. (a)	1,953	54,684
XO Group, Inc. (a)	18,902	280,317
Yelp, Inc. (a)	3,965	104,676
		3,152,920
IT Services - 1.8%
Black Knight Financial Services, Inc. - Class A (a)	4,801	156,416
Blackhawk Network Holdings, Inc. (a)	504	23,149
CACI International, Inc. - Class A (a)	3,705	304,292
Cass Information Systems, Inc.	15	789
Computer Task Group, Inc.	13,920	97,301
Convergys Corporation	10,656	267,572
Datalink Corporation (a)	9,845	66,749
EPAM Systems, Inc. (a)	9	667
EVERTEC, Inc.	7,781	146,438
Forrester Research, Inc.	3,503	109,574
Global Cash Access Holdings, Inc. (a)	8,232	41,571
Heartland Payment Systems, Inc.	753	46,912
Higher One Holdings, Inc. (a)	16,658	38,646
Lionbridge Technologies, Inc. (a)	14,259	83,843
Luxoft Holding, Inc. (a)	4,614	289,575
Mantech International Corporation - Class A	2,006	59,799
Science Applications International Corporation	2,006	107,682
WidePoint Corporation (a)	66,996	140,022
		1,980,997
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	1,326	34,728
Amkor Technology, Inc. (a)	47,245	208,351
Axcelis Technologies, Inc. (a)	74,503	219,784
Cabot Microelectronics Corporation (a)	5,330	241,662

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Information Technology - 17.2% (Continued)
Semiconductors & Semiconductor Equipment - 2.6% (Continued)
Cohu, Inc.	2,677	$26,529
Diodes, Inc. (a)	7,123	158,059
DSP Group, Inc. (a)	1,549	13,523
FormFactor, Inc. (a)	49,743	359,642
Inphi Corporation (a)	137	3,114
IXYS Corporation	30,485	318,873
Mattson Technology, Inc. (a)	15,454	44,198
Micrel, Inc.	18,982	264,799
Monolithic Power Systems, Inc.	3,005	155,389
NVE Corporation	3,129	186,801
OmniVision Technologies, Inc. (a)	2,190	53,480
PDF Solutions, Inc. (a)	538	7,537
Pericom Semiconductor Corporation	19,537	233,858
Photronics, Inc. (a)	11,484	94,743
PMC-Sierra, Inc. (a)	21,395	145,700
Power Integrations, Inc.	2,167	83,993
		2,854,763
Software - 3.7%
Barracuda Networks, Inc. (a)	3,874	106,303
Callidus Software, Inc. (a)	7,381	122,525
Comverse, Inc. (a)	13	263
Covisint Corporation (a)	35,565	105,984
Cyan, Inc. (a)	8,659	49,356
EPIQ Systems, Inc.	10,081	166,840
ePlus, Inc. (a)	8,278	636,661
Exa Corporation (a)	11,034	123,360
Fair Isaac Corporation	130	11,790
Globant S.A. (a)	7,179	228,292
Jive Software, Inc. (a)	88,787	419,075
MicroStrategy, Inc. - Class A (a)	3,033	618,277
Monotype Imaging Holdings, Inc.	2,702	67,361
Pegasystems, Inc.	3,310	89,668
Progress Software Corporation (a)	7,059	209,511
QAD, Inc. - Class A	5,898	157,418
RealPage, Inc. (a)	4,141	79,507
Rubicon Project, Inc. (The) (a)	15,979	278,514
Solera Holdings, Inc.	4,127	151,007
Take-Two Interactive Software, Inc. (a)	6,175	195,006
TeleCommunication Systems, Inc. - Class A (a)	46,267	169,800
Telenav, Inc. (a)	6,731	47,117
Zendesk, Inc. (a)	284	5,859
		4,039,494
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	2,133	26,150
Dot Hill Systems Corporation (a)	55,212	348,940
Eastman Kodak Company (a)	8,410	114,628
Immersion Corporation (a)	4,378	60,066
QLogic Corporation (a)	7,372	65,390
		615,174

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Materials – 3.9%
Chemicals - 1.7%
Cabot Corporation	10,021	$352,539
Core Molding Technologies, Inc. (a)	16	305
Ferro Corporation (a)	3,057	42,462
FutureFuel Corporation	1,520	17,389
H.B. Fuller Company	1,343	53,800
Innospec, Inc.	2,671	115,521
KMG Chemicals, Inc.	3,867	84,417
Koppers Holdings, Inc.	10,604	215,261
Kraton Performance Polymers, Inc. (a)	7,894	161,985
Landec Corporation (a)	2,323	31,012
OM Group, Inc.	416	14,094
OMNOVA Solutions, Inc. (a)	29,002	187,643
Stepan Company	8,996	440,894
Trecora Resources (a)	1,140	15,914
Tredegar Corporation	5,388	90,842
		1,824,078
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	5,361	259,204

Metals & Mining - 1.5%
AK Steel Holding Corporation (a)	10,239	30,205
Alcoa, Inc.	10,771	106,310
Carpenter Technology Corporation	3,101	116,411
Century Aluminum Company (a)	1,452	13,533
Commercial Metals Company	18,207	280,570
Globe Specialty Metals, Inc.	9,377	144,781
Haynes International, Inc.	464	19,752
Materion Corporation	1,626	49,756
Olympic Steel, Inc.	11,916	144,422
Ryerson Holding Corporation (a)	11,385	77,076
Schnitzer Steel Industries, Inc. - Class A	11,029	173,266
Stillwater Mining Company (a)	1,629	15,508
SunCoke Energy, Inc.	24,276	298,352
Worthington Industries, Inc.	6,925	187,390
		1,657,332
Paper & Forest Products - 0.5%
Boise Cascade Company (a)	1,056	35,038
Clearwater Paper Corporation (a)	1,670	98,280
Domtar Corporation	3,132	127,347
Neenah Paper, Inc.	1,766	106,984
P.H. Glatfelter Company	5,650	115,317
Resolute Forest Products, Inc. (a)	6,842	67,599
		550,565
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc.	3,857	272,844
Cogent Communications Holdings, Inc.	4,551	144,676
General Communication, Inc. - Class A (a)	14,170	260,728
Hawaiian Telcom Holdco, Inc. (a)	1,589	39,566
IDT Corporation - Class B	8,732	148,619
Inteliquent, Inc.	14,883	270,871

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Telecommunication Services - 1.7% (Continued)
Diversified Telecommunication Services - 1.4% (Continued)
Intelsat S.A. (a)	22,791	$216,742
Premiere Global Services, Inc. (a)	14,486	156,304
Vonage Holdings Corporation (a)	9,595	61,312
		1,571,662
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	1,887	18,360
NTELOS Holdings Corporation (a)	11,582	74,009
Spōk Holdings, Inc.	3,690	61,734
Telephone and Data Systems, Inc.	4,117	121,081
United States Cellular Corporation (a)	1,085	40,384
		315,568
Utilities - 1.2%
Electric Utilities - 0.3%
PNM Resources, Inc.	9,456	249,449
UIL Holdings Corporation	1,202	57,624
Unitil Corporation	2,201	78,246
		385,319
Gas Utilities - 0.4%
New Jersey Resources Corporation	6,101	176,319
Southwest Gas Corporation	5,358	301,870
		478,189
Independent Power and Renewable Electricity Producers - 0.1%
Atlantic Power Corporation	3,797	9,454
Pattern Energy Group, Inc.	2,463	60,171
		69,625
Multi-Utilities - 0.1%
Black Hills Corporation	1,830	76,238

Water Utilities - 0.3%
American States Water Company	24	925
California Water Service Group	6,421	138,244
Connecticut Water Service, Inc.	1,674	56,983
SJW Corporation	3,751	111,968
		308,120

Total Common Stocks (Cost $104,181,039)		$108,505,834

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.1%	Shares	Value
Wright Medical Group, Inc. (Cost $0)	19,488	$73,080

Total Investments at Value - 100.2% (Cost $104,181,039)		$108,578,914

Liabilities in Excess of Other Assets - (0.2%)		(236,705)

Net Assets - 100.0%		$108,342,209

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 19.5%	Par Value	Value
U.S. Treasury Bills (a)
0.010%, due 11/12/2015	$630,000	$629,868
0.010%, due 11/27/2015	855,000	854,814
0.043%, due 12/10/2015	880,000	879,739
0.085%, due 12/24/2015	630,000	629,693
Total U.S. Treasury Obligations (Cost $2,994,597)		$2,994,114

MONEY MARKET FUNDS - 55.6%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.09% (b)	1,517,868	$1,517,868
Fidelity Institutional Money Market Portfolio - Class I, 0.11% (b)	3,513,200	3,513,200
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.11% (b)	1,518,620	1,518,620
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.16% (b)	240,586	240,586
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	240,247	240,247
Vanguard Prime Money Market Fund - Investor Shares, 0.04% (b)	1,516,319	1,516,319
Total Money Market Funds (Cost $8,546,840)		$8,546,840

Total Investments at Value - 75.1% (Cost $11,541,437)		$11,540,954

Other Assets in Excess of Liabilities (c) - 24.9%		3,830,082

Net Assets - 100.0%		$15,371,036

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of July 31, 2015.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2015 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	09/01/2015	2	$65,640	$351
Cocoa Future	09/15/2015	5	160,450	(3,072)
Copper Future	09/28/2015	4	234,900	(16,628)
Cotton No. 2 Future	12/08/2015	4	128,420	(67)
Ethanol Future	09/03/2015	6	262,566	5,049
Feeder Cattle Future	08/27/2015	5	526,812	(16,289)
Lean Hogs Future	08/14/2015	17	533,800	20,446
Lean Hogs Future	10/14/2015	2	50,980	(349)
Lumber Future	09/15/2015	7	194,117	(15,496)
Natural Gas Future	08/27/2015	4	108,720	(2,655)
Palladium Future	09/28/2015	2	122,090	(242)
Platinum Future	10/28/2015	2	98,350	(2,157)
Soybean Future	11/13/2015	19	893,238	(42,105)
Soybean Meal Future	12/14/2015	28	906,920	(179)
Wheat Future	09/14/2015	41	1,023,463	(52,812)
Total Futures Contracts			$5,310,466	$(126,205)

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2015 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	09/18/2015	7	$328,781	$2,333
Corn Future	09/14/2015	3	55,650	(250)
Corn Future	12/14/2015	22	419,375	34,206
Crude Oil Future	08/20/2015	6	280,860	27,297
Frozen Concentrate Orange Juice Future	09/10/2015	15	278,100	(6,417)
Hard Red Winter Wheat Future	09/14/2015	35	861,438	97,775
Live Cattle Future	08/31/2015	4	233,120	273
NY Harbor ULSD Future	08/31/2015	1	66,394	802
Oats Future	12/14/2015	37	466,200	22,217
Red Spring Wheat Future	09/14/2015	10	261,750	16,734
Rough Rice Future	09/14/2015	24	552,720	(56,882)
Soybean Oil Future	12/14/2015	63	1,148,742	108,398
Sugar No. 11 Future	09/30/2015	35	436,688	27,536
Total Commodity Futures			5,389,818	274,022

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	08/19/2015	45	630,000	8,855
CBOE Volatility Index (VIX) Future	09/16/2015	42	643,860	(3,098)
E-Mini S&P 500 Future	09/18/2015	61	6,404,237	2,511
Total Financial Futures			7,678,097	8,268

Total Futures Contracts Sold Short			$13,067,915	$282,290

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2015 (Unaudited)

1.    Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern time are valued at their closing price as quoted on their primary exchange.  Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on their primary exchange.  Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern time are valued at their last sale price on their primary exchange as of the close of the NYSE.  If no closing price is readily available at the time of valuation, the futures contract will be valued at the closing bid price for that day as reported by the primary exchange.  Prices for these futures contracts are monitored daily by TFS Capital LLC (the Funds’ advisor) until 4:00 p.m. Eastern time to determine if fair valuation is required.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of TFS Capital Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement.  The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date.  Level 1 assets and liabilities may include common stocks, closed-end funds, rights, warrants, futures contracts and money market funds.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active.  Assets and liabilities included in this category may include securities that trade infrequently or their trading has been temporarily halted and U.S. Treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•
Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.  Assets and liabilities included in this category may include common stocks, corporate bonds and other securities that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.  The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of July 31, 2015:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
Common Stocks	$724,072,638	$-		$0	*	$724,072,638
Other Investments	6,690,187	-		-		6,690,187
Rights	296,614	-		-		296,614
Warrants	-	0	*	-		0
Corporate Bonds	-	3,060		0	*	3,060
Money Market Funds	617,775	-		-		617,775
Total	$731,677,214	$3,060		$0		$731,680,274

Other Financial Instruments:
Common Stocks – Sold Short	$(502,870,937)	$-		0	*	$(502,870,937)
Other Investments – Sold Short	(21,955)	-		-		(21,955)
Warrants – Sold Short	(504)	(161,906	) *	-		(162,410)
Futures Contracts – Sold Short	178,306	-		-		178,306
Total	$(502,715,090)	$(161,906)		$0		$(502,876,996)

TFS Small Cap Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
Common Stocks	$108,505,834	$-		$-		$108,505,834
Rights	73,080	-		-		73,080
Total	$108,578,914	$-		$-		$108,578,914

TFS Hedged Futures Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
U.S. Treasury Obligations	$-	$2,994,114		$-		$2,994,114
Money Market Funds	8,546,840	-		-		8,546,840
Total	$8,546,840	$2,994,114		$-		$11,540,954

Other Financial Instruments:
Futures Contracts	$(126,205)	$-		$-		$(126,205)
Futures Contracts – Sold Short	282,290	-		-		282,290
Total	$156,085	$-		$-		$156,085

*	TFS Market Neutral Fund holds a Common Stock, a Warrant, Corporate Bonds, Common Stocks Sold Short and Warrants Sold Short which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.  As of July 31, 2015, the Funds did not have any transfers in and out of any Level.

There were no Level 3 securities held by TFS Small Cap Fund or TFS Hedged Futures Fund as of July 31, 2015.

The following is a reconciliation of Level 3 investments and other financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2014 and July 31, 2015.

			Securities
	Investments		Sold Short
Balance as of October 31, 2014	$0	*	$(696,301)
Change in unrealized appreciation on security sold short	-		696,301
Receipts from corporate actions	0	*	-

Balance as of July 31, 2015	$0	*	$0

The total amount of unrealized appreciation (depreciation) on Level 3 investments and securities sold short was $(43,139) and $5,536,684, respectively, at July 31, 2015.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of TFS Market Neutral Fund’s Level 3 investments and securities sold short:

	Fair Value at 07/31/2015	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input **
Common Stock	$0*	Discount from last sale price	Discount Percentage	100%	Decrease
Corporate Bonds	0*	Discount from last sale price	Discount Percentage	100%	Decrease
Common Stocks - Sold Short	0*	Discount from last sale price	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds a Common Stock, Corporate Bonds, and Common Stocks - Sold Short which have been determined to be Level 3 investments and other financial instruments and have been fair valued at $0.
**	This column represents the directional change in the fair value of the Level 3 investment that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.    Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2015:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$765,280,121	$108,359,784	$11,541,437

Gross unrealized appreciation	$28,027,669	$7,490,504	$-
Gross unrealized depreciation	(61,627,516)	(7,271,374)	(483)
Net unrealized appreciation (depreciation) on investments	$(33,599,847)	$219,130	$(483)

Net unrealized appreciation on securities sold short	$36,213,733	$-	$-

As of July 31, 2015, the proceeds of securities sold short on a tax basis is $539,269,035 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.  The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

4.    Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they have occurred.  In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds.  As of July 31, 2015, TFS Hedged Futures Fund had 55.6% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940.  As of July 31, 2015, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	September 29, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	September 29, 2015

* Print the name and title of each signing officer under his or her signature.